Russell Funds: Classes A, C, E, and S

Russell Funds: Class I

Russell Funds: Class Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 15, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

I.  RUSSELL U.S. QUANTITATIVE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Quantitative Equity Fund in the Prospectuses listed above:

•	Aronson+Johnson+Ortiz, LP
•	INTECH Investment Management LLC
•	Jacobs Levy Equity Management, Inc.
•	Numeric Investors LLC
•	PanAgora Asset Management Inc.

II.  RUSSELL U.S. SMALL & MID CAP FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above:

•	Chartwell Investment Partners
•	ClariVest Asset Management LLC
•	DePrince, Race & Zollo, Inc.
•	Jacobs Levy Equity Management, Inc.
•	Next Century Growth Investors, LLC
•	Ranger Investment Management, L.P.
•	Signia Capital Management, LLC
•	Tygh Capital Management, Inc.

The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Small & Mid Cap Fund:

The following information is added:

Jon Eggins has primary responsibility for the management of the Fund. Mr. Eggins has been a Portfolio Manager since March 2011.

The following information is deleted:

Robert Kuharic has primary responsibility for the management of the Fund. Mr. Kuharic has been a Portfolio Manager since May 2010.

III.  RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectuses listed above:

•	AQR Capital Management, LLC
•	Axiom International Investors LLC
•	del Rey Global Investors, LLC
•	Driehaus Capital Management LLC
•	Marsico Capital Management, LLC
•	MFS Institutional Advisors, Inc.
•	Mondrian Investment Partners Limited
•	Pzena Investment Management, LLC
•	William Blair & Company, LLC

IV.  RUSSELL EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectuses listed above, as applicable:

•	AllianceBernstein L.P.
•	Arrowstreet Capital, Limited Partnership
•	Delaware Management Company
•	Genesis Asset Managers, LLP
•	Harding Loevner LP
•	UBS Global Asset Management (Americas) Inc.
•	Victoria 1522 Investments, LP

V.  RUSSELL TAX-MANAGED U.S. LARGE CAP FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectuses listed above, as applicable:

•	Armstrong Shaw Associates Inc.
•	J.P. Morgan Investment Management Inc.
•	Palisades Investment Partners, LLC
•	Sands Capital Management, LLC
•	Sustainable Growth Advisers, LP

VI.  RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND, RUSSELL INVESTMENT GRADE BOND FUND AND RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Opportunistic Credit Fund, Russell Investment Grade Bond Fund and Russell Tax Exempt Bond Fund in the Prospectuses listed above, as applicable:

The following information is added:

Keith Brakebill has primary responsibility for the management of the Fund. Mr. Brakebill has been a Portfolio Manager since August 2011.

The following information is deleted:

Michael R. Ruff has primary responsibility for the management of the Fund. Mr. Ruff has been a Portfolio Manager since November 2002.

VII.  RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectuses listed above:

The following information is added:

Gerard Fitzpatrick has primary responsibility for the management of the Fund. Mr. Fitzpatrick has been a Portfolio Manager since October 2007.

The following information is deleted:

Michael R. Ruff has primary responsibility for the management of the Fund. Mr. Ruff has been a Portfolio Manager since November 2002.

VIII.  RUSSELL SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Short Duration Bond Fund in the Prospectuses listed above, as applicable:

The following information is added:

Kevin Lo has primary responsibility for the management of the Fund. Mr. Lo has been a Senior Portfolio Analyst since August 2011.

The following information is deleted:

Albert Jalso has primary responsibility for the management of the Fund. Mr. Jalso has been a Portfolio Manager since July 2010.

IX.  RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectuses listed above, as applicable:

•	Credit Suisse Asset Management, LLC
•	Goldman Sachs Asset Management, L.P.
•	Jefferies Asset Management, LLC

X.  RUSSELL GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY: The following replaces the “Principal Investment Strategies” paragraph in the sub-section entitled “Investment, Risks and Performance” in the Risk/Return Summary section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above, as applicable:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

XI.  MANAGEMENT OF THE FUNDS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds in the Prospectuses listed above in the section entitled “Management of the Funds.”

The following information is added:

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit, Russell Investment Grade Bond, and Russell Tax Exempt Bond Funds.

Jon Eggins, Portfolio Manager since March 2011. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Russell U.S. Small & Mid Cap Fund.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick has primary responsibility for the management of the Russell Strategic Bond Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate

Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Kevin Lo, Senior Portfolio Analyst since August 2011. Mr. Lo joined Russell in September 2008 as a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund.

The following information is deleted:

Albert Jalso, Portfolio Manager since July 2010. From August 2008 to July 2010, Mr. Jalso was an Associate Portfolio Manager. From May 2007 to August of 2008, Mr. Jalso was a Senior Portfolio Analyst. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate

Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell U.S. Small & Mid Cap, Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

XII.  RUSSELL GLOBAL REAL ESTATE SECURITIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the last paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above, as applicable:

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). However, the Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, where there is no appropriate instrument that represents exposure to the various components of the Fund’s benchmark, broad global equity markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in these markets. Due to the lack of availability of appropriate instruments for certain markets, this exposure will result in returns that are different than that of the Fund’s benchmark for the cash reserve portion of the portfolio. Cash reserves not needed to gain full market exposure are invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income. The Fund may increase its cash reserves in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.

XIII.  MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap and Russell Commodity Strategies Funds in the Prospectuses listed above, as applicable:

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Numeric Investors LLC, 470 Atlantic Avenue, 6th Floor, Boston, MA 02210.

PanAgora Asset Management Inc. 470 Atlantic Avenue, 8th Floor, Boston, MA 02210.

Russell U.S. Small & Mid Cap Fund

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312-2412.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Russell International Developed Markets Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

del Rey Global Investors, LLC, 6701 Center Drive West, Suite 655, Los Angeles, CA, 90045.

Driehaus Capital Management LLC, 25 East Erie Street, Chicago, IL 60611-2703.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Delaware Management Company, a Series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.

Genesis Asset Managers, LLP, Heritage Hall, Le Marchant Street St. Peter Port, Guernsey, Channel Islands, GY1 4HY.

Harding Loevner LP, 50 Division Street, 4th Floor, Somerville, NJ 08876.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Victoria 1522 Investments, LP, 244 California Avenue, Suite 610, San Francisco, CA 94111.

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., 45 Grove Street, New Canaan, CT 06840.

J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, NY 10167.

Palisades Investment Partners, LLC, 1453 Third Street Promenade, Suite 310, Santa Monica, CA 90401.

Sands Capital Management, LLC, 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209.

Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282.

Jefferies Asset Management, LLC, The Metro Center, One Station Place, Three North, Stamford, CT 06092.

36-08-398 and 00081894

LifePoints Funds, Target Date Series: Classes A, E, R1, R2, R3 and S

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated September 15, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

I.  PORTFOLIO MANAGER CHANGES: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary Section for each Fund in the Prospectuses listed above:

The following information is added:

Michael R. Ruff has primary responsibility for the management of the Fund. Mr. Ruff has been a Portfolio Manager since November 2002.

The following information is deleted:

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

II.  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds and Underlying Funds in the Prospectuses listed above in the section entitled “Management of the Funds and Underlying Funds.”

The following information is added:

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit and Russell Investment Grade Bond Funds.

Jon Eggins, Portfolio Manager since March 2011. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Russell U.S. Small & Mid Cap Fund.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick has primary responsibility for the management of the Russell Strategic Bond Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Kevin Lo, Senior Portfolio Analyst since August 2011. Mr. Lo joined Russell in September 2008 as a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund.

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds.

The following information is deleted:

Albert Jalso, Portfolio Manager since July 2010. From August 2008 to July 2010, Mr. Jalso was an Associate Portfolio Manager. From May 2007 to August of 2008, Mr. Jalso was a Senior Portfolio Analyst. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell U.S. Small & Mid Cap, Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

III.  RUSSELL GLOBAL REAL ESTATE SECURITIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS: The following replaces the last paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies of the Underlying Funds section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above:

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). However, the Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, where there is no appropriate instrument that represents exposure to the various components of the Fund’s benchmark, broad global equity markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in these markets. Due to the lack of availability of appropriate instruments for certain markets, this exposure will result in returns that are different than that of the Fund’s benchmark for the cash reserve portion of the portfolio. Cash reserves not needed to gain full market exposure are invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income. The Fund may increase its cash reserves in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.

IV.  MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Emerging Markets and Russell Commodity Strategies Funds in the Prospectuses listed above:

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Numeric Investors LLC, 470 Atlantic Avenue, 6th Floor, Boston, MA 02210.

PanAgora Asset Management Inc. 470 Atlantic Avenue, 8th Floor, Boston, MA 02210.

Russell U.S. Small & Mid Cap Fund

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312-2412.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Russell International Developed Markets Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

del Rey Global Investors, LLC, 6701 Center Drive West, Suite 655, Los Angeles, CA, 90045.

Driehaus Capital Management LLC, 25 East Erie Street, Chicago, IL 60611-2703.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Delaware Management Company, a Series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.

Genesis Asset Managers, LLP, Heritage Hall, Le Marchant Street St. Peter Port, Guernsey, Channel Islands, GY1 4HY.

Harding Loevner LP, 50 Division Street, 4th Floor, Somerville, NJ 08876.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Victoria 1522 Investments, LP, 244 California Avenue, Suite 610, San Francisco, CA 94111.

Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282.

Jefferies Asset Management, LLC, The Metro Center, One Station Place, Three North, Stamford, CT 06092.

36-08-399 and 00081895

LifePoints Funds, Target Distribution Strategies Prospectuses

RUSSELL INVESTMENT COMPANY

Supplement dated September 15, 2011 to

PROSPECTUSES DATED APRIL 29, 2011

I.  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds and Underlying Funds in the Prospectuses listed above in the section entitled “Management of the Funds and Underlying Funds.”

The following information is added:

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit and Russell Investment Grade Bond Funds.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick has primary responsibility for the management of the Russell Strategic Bond Fund.

Kevin Lo, Senior Portfolio Analyst since August 2011. Mr. Lo joined Russell in September 2008 as a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund.

The following information is deleted:

Albert Jalso, Portfolio Manager since July 2010. From August 2008 to July 2010, Mr. Jalso was an Associate Portfolio Manager. From May 2007 to August of 2008, Mr. Jalso was a Senior Portfolio Analyst. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

II.  RUSSELL GLOBAL REAL ESTATE SECURITIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS: The following replaces the last paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies of the Underlying Funds section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above:

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). However, the Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, where there is no appropriate instrument that represents exposure to the various components of the Fund’s benchmark, broad global equity markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in these markets. Due to the lack of availability of appropriate instruments for certain markets, this exposure will result in returns that are different than that of the Fund’s benchmark for the cash reserve portion of the portfolio. Cash reserves not needed to gain full market exposure are invested in short-term investments, including the Russell U.S. Cash

Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income. The Fund may increase its cash reserves in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.

III.  MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Small & Mid Cap, Russell International Developed Markets and Russell Commodity Strategies Funds in the Prospectuses listed above:

Russell U.S. Small & Mid Cap Fund

Chartwell Investment Partners, 1235 Westlakes Drive Suite 400, Berwyn PA 19312-2412.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Russell International Developed Markets Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

del Rey Global Investors, LLC, 6701 Center Drive West, Suite 655, Los Angeles, CA, 90045.

Driehaus Capital Management LLC, 25 East Erie Street, Chicago, IL 60611-2703.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282.

Jefferies Asset Management, LLC, The Metro Center, One Station Place, Three North, Stamford, CT 06092

36-08-400 and 00081896

RUSSELL INVESTMENT COMPANY*

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

April 29, 2011

As Supplemented Through September 15, 2011

Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the LifePoints Target Distribution Strategies Funds’ Prospectuses, dated April 30, 2011 and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above.

Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectuses.

This SAI incorporates by reference the LifePoints Target Distribution Strategies Funds’ Annual Report to Shareholders for the year ended December 31, 2010. A copy of the LifePoints Target Distribution Strategies Funds’ Annual Report accompanies this SAI. This SAI also incorporates by reference the Underlying Funds’ Annual Reports to Shareholders for the year ended October 31, 2010. Copies of the Underlying Funds’ Annual Reports are available free of charge by calling Russell Investment Services at the above number. The fiscal year end of the Underlying Funds is October 31.

This SAI describes the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares, and 2027 Extended Distribution Fund – S Shares (collectively, the “LifePoints Target Distribution Strategies Funds” or “Funds”).

Each of the LifePoints Target Distribution Strategies Funds offers one class of shares as described in the table below. Unless otherwise indicated, this SAI relates to all Shares of the Funds.

FUND	TICKER
2017 Retirement Distribution Fund – A Shares	RRDAX
2017 Accelerated Distribution Fund – A Shares	RADAX
2027 Extended Distribution Fund – A Shares	REIAX
2017 Retirement Distribution Fund – S Shares	RRDSX
2017 Accelerated Distribution Fund – S Shares	RADSX
2027 Extended Distribution Fund – S Shares	RESIX

Each of the Funds invests in different combinations of other funds (the “Underlying Funds”), which invest in different combinations of stocks, bonds and cash equivalents.

*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.

The Underlying Funds in which the Funds currently invest commenced operations on the dates indicated below:

FUND	INCEPTION DATE
Russell U.S. Core Equity Fund[1]	October 16, 1981
Russell U.S. Quantitative Equity Fund[2]	June 1, 1987
Russell U.S. Small & Mid Cap Fund[3]	December 29, 1981
Russell International Developed Markets Fund[4]	February 1, 1983
Russell Global Equity Fund[5]	February 28, 2007
Russell Emerging Markets Fund[6]	February 1, 1993
Russell Global Opportunistic Credit Fund[7]	October 1, 2010
Russell Strategic Bond Fund[8]	February 1, 1993
Russell Investment Grade Bond Fund[9]	October 16, 1981
Russell Short Duration Bond Fund[10]	November 2, 1981
Russell Commodity Strategies Fund	July 1, 2010
Russell Global Infrastructure Fund	October 1, 2010
Russell Global Real Estate Securities Fund[11]	July 31, 1989
Russell Money Market Fund[12]	October 16, 1981

[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.

[2]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund.

[3]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund.

[4]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.

[5]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.

[6]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.

[7]	On March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.

[8]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.

[9]	On September 2, 2008, the Fixed Income I Fund was renamed the Russell Investment Grade Bond Fund.

[10]	On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.

[11]

On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund. On October 1, 2010, the Russell Real Estate Securities Fund was renamed the Russell Global Real Estate Securities Fund.

[12]	On September 2, 2008, the Money Market Fund was renamed the Russell Money Market Fund.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended, (the “Master Trust Agreement”) and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940) of the Trust or Sub-Trust by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Sub-Trust or any Class of any such Sub-Trust at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds is a non-diversified investment company for purposes of the Investment Company Act of 1940 as amended (the “1940 Act”) because they invest in the securities of a limited number of issuers (i.e. the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company, except the Russell Global Opportunistic Credit, Russell Commodity Strategies and Russell Global Infrastructure Funds. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio – a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund are fully paid and nonassessable, and have no preemptive or conversion rights. The Funds have the following par values:

•	Shares of the 2017 Retirement Distribution Fund — A Shares have a par value of $0.0109 per share.

•	Shares of the 2017 Accelerated Distribution Fund — A Shares have a par value of $0.0107 per share.

•	Shares of the 2027 Extended Distribution Fund — A Shares have a par value of $0.0109 per share.

•	Shares of the 2017 Retirement Distribution Fund — S Shares have a par value of $0.0112 per share.

•	Shares of the 2017 Accelerated Distribution Fund — S Shares have a par value of $0.0106 per share.

•	Shares of the 2027 Extended Distribution Fund — S Shares have a par value of $0.0108 per share.

Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Pursuant to a claim for an exclusion from the definition of the term “commodity pool operator” under the Commodity

Exchange Act (“CEA”), the Russell Commodity Strategies Fund is not subject to registration or regulation as a commodity pool operator under the CEA

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any Class of any Fund’s Shares or more than 25% of the voting Shares of any Fund please refer to the Appendix at the end of this SAI.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds’ Adviser, and the money managers for the Underlying Funds. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are three Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Trustees and officers of the Funds also serve in similar positions with the Underlying Funds. Thus, if the interests of one of the Funds and the Underlying Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.

The Board of Trustees is currently comprised of eight trustees, one of whom is an interested trustee. There are seven independent trustees on the Board, including Kristianne Blake who serves as the Chair of the Board and has since 2005. The Board of Trustees has overall responsibility for the oversight of the management of the Funds. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the Money Managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds The Board receives quarterly reports from the CCO which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Funds’ manager of manager structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds’ accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds’ records and the safekeeping arrangements of RIC’s custodian, reviews both the audit and non-audit work of RIC’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Daniel P. Connealy and Jonathan Fine, and Ms. Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ended December 31, 2010, the Audit Committee held 4 meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to RIC. Currently, the Investment Committee members consist of Mses. Julie W. Weston and Sandra Cavanaugh and Messrs. Thaddas L. Alston, Jack R. Thompson and Raymond P. Tennison, Jr. For the fiscal year ended December 31, 2010, the Investment Committee held 4 meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or Funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison, Jr. and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ended December 31, 2010, the Nominating and Governance Committee held 2 meetings.

RIC paid $945,562 in the aggregate for the fiscal year ended December 31, 2010 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC’s officers and employees are paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES

#Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue 18th Floor Seattle, Washington 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2006 • Chairman of the Investment Committee since 2010	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

•    Director, Avista Corp; (electric utilities)

•    Trustee, Principal Investor Funds (investment company);

•    Trustee, Principal Variable Contracts Funds (investment company)

•    Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2003 • Chairman of Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	• Director, Gold Banc Corporation until 2006

Jonathan Fine Born July 8, 1954 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2004	• Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	50	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES

Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified. • Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue 18th Floor Seattle, Washington 98101	• Trustee since 2002	• Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue 18th Floor Seattle, Washington 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue 18th Floor Seattle, Washington 98101	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee of RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers Born December 16, 1966 1301 Second Avenue 18th Floor Seattle, Washington 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue 18th Floor Seattle, Washington 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•    President and CEO, RIC and RIF

•    Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•    Chairman of the Board, President and CEO, RFSC

•    Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•    May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•    2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•    1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue 18th Floor Seattle, Washington 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•    Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•    Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•    Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue 18th Floor Seattle, Washington 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, Washington 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2010

	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Sandra Cavanaugh#	$0	$0	$0	$0
Greg J. Stark##	$0	$0	$0	$0
INDEPENDENT TRUSTEES
Thaddas L. Alston	$122,332	$0	$0	$141,000
Kristianne Blake	$176,696	$0	$0	$203,500
Daniel P. Connealy	$119,473	$0	$0	$138,000
Jonathan Fine	$109,562	$0	$0	$126,500
Raymond P. Tennison, Jr.	$119,526	$0	$0	$137,500
Jack R. Thompson	$110,512	$0	$0	$127,500
Julie W. Weston	$114,329	$0	$0	$131,500
TRUSTEES EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson	$36,566	$0	$0	$41,600
Lee C. Gingrich*	$36,566	$0	$0	$41,600

#	Ms. Cavanaugh was elected to the Board of Trustees on January 22, 2010.

##	Effective January 22, 2010, Mr. Stark resigned from the Board of Trustees.

*	Effective December 31, 2010, Mr. Gingrich’s term as Trustee Emeritus expired.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2010

	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEE
Sandra Cavanaugh	None	None	None
INDEPENDENT TRUSTEES
Thaddas L. Alston	None	None	over $100,000
Kristianne Blake	None	None	over $100,000
Daniel P. Connealy	None	None	over $100,000
Jonathan Fine	None	None	over $100,000
Raymond P. Tennison, Jr.	None	None	over $100,000
Jack R. Thompson	None	None	over $100,000
Julie W. Weston	None	None	over $100,000
TRUSTEES EMERITUS
George F. Russell, Jr.	None	None	None
Paul E. Anderson	None	None	over $100,000
Lee C. Gingrich	None	None	over $100,000

OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC’s necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company

Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Financial Services, Inc. (formerly Russell Fund Distributors, Inc.)

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services, to RIC and RIMCo as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. Until January 1, 2008, the Funds and Underlying Funds paid RIMCo a fee for advisory and administrative services. Beginning on January 1, 2008, the Funds and Underlying Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds and Underlying Funds or in aggregate fees paid by the Funds and Underlying Funds for advisory and administrative services.

Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.

Except for the Russell Money Market Fund, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers and for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. RIMCo, as agent for RIC, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund.

The following Funds paid RIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal year ended December 31, 2010.

Funds	12/31/10
2017 Retirement Distribution Fund – A Shares	$3,312
2017 Accelerated Distribution Fund – A Shares	2,798
2027 Extended Distribution Fund – A Shares	4,282
2017 Retirement Distribution Fund – S Shares	5,504
2017 Accelerated Distribution Fund – S Shares	2,612
2027 Extended Distribution Fund – S Shares	3,497

The following paragraphs list the current waivers for the Funds and those that were in effect since inception.

Current Waivers:

For the 2017 Retirement Distribution Fund-A Shares, 2017 Accelerated Distribution Fund-A Shares and 2027 Extended Distribution Fund-A Shares, RIMCo has contractually agreed, until April 29, 2012, to waive up to the full amount of each Funds 0.20% advisory fee and then to reimburse each Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis.

For the 2017 Retirement Distribution Fund-S Shares, 2017 Accelerated Distribution Fund-S Shares and 2027 Extended Distribution Fund-S Shares, RIMCo has contractually agreed, until April 29, 2012, to waive up to the full amount of each Funds 0.20% advisory fee and then to reimburse each Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis.

These waivers and reimbursements may not be terminated during the relevant period except with Board approval. Direct operating expenses do not include extraordinary expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

For the fiscal year ended December 31, 2010, RIMCo waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $87,490; 2017 Accelerated Distribution Fund – A Shares: $86,317; 2027 Extended Distribution Fund – A Shares: $96,213; 2017 Retirement Distribution Fund – S Shares: $108,529; 2017 Accelerated Distribution Fund – S Shares: $83,825; and 2027 Extended Distribution Fund – S Shares: $93,090.

Past Waivers:

From inception to February 28, 2009, the LifePoints Target Distribution Strategies Funds direct and indirect fund-level operating expenses were capped as set forth below. Direct and indirect fund-level operating expenses did include non-recurring expenses or extraordinary expenses.

The 2017 Retirement Distribution Fund – A Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.33% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

The 2017 Accelerated Distribution Fund – A Shares’ annual direct and indirect fund operating expenses were capped at the greater of (a) 1.24% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

The 2027 Extended Distribution Fund – A Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.28% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

The 2017 Retirement Distribution Fund – S Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.15% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

The 2017 Accelerated Distribution Fund – S Shares’ annual direct and indirect fund operating expenses were capped at the greater of (a) 0.96% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

The 2027 Extended Distribution Fund – S Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.00% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

For the fiscal year ended December 31, 2009, RIMCo and RFSC waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $75,518; 2017 Accelerated Distribution Fund – A Shares: $80,115; 2027 Extended Distribution Fund – A Shares: $73,736; 2017 Retirement Distribution Fund – S Shares: $85,796; 2017 Accelerated Distribution Fund – S Shares: $78,180; and 2027 Extended Distribution Fund – S Shares: $83,704.

For the period November 1, 2008 through December 31, 2008, RIMCo and RFSC waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $30,961; 2017 Accelerated Distribution Fund – A Shares: $30,446; 2027 Extended Distribution Fund – A Shares: $39,394; 2017 Retirement Distribution Fund – S Shares: $43,332; 2017 Accelerated Distribution Fund – S Shares: $45,723; and 2027 Extended Distribution Fund – S Shares: $48,236.

From inception to October 31, 2008, RIMCo and RFSC waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $46,582; 2017 Accelerated Distribution Fund – A Shares: $47,774; 2027 Extended Distribution Fund – A Shares: $40,122; 2017 Retirement Distribution Fund – S Shares: $35,520; 2017 Accelerated Distribution Fund – S Shares: $37,455; and 2027 Extended Distribution Fund – S Shares: $36,809.

Each of the Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. The Underlying Funds in which the Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2010, 2009 and 2008, respectively:

	$Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$24,910,586	$21,671,839	$12,720,104	0.55%	0.55%	0.55%
Russell U.S. Quantitative Equity	21,270,160	20,791,069	10,443,818	0.55%	0.55%	0.55%
Russell U.S. Small & Mid Cap	10,421,155	8,572,616	4,733,105	0.70%	0.70%	0.70%
Russell International Developed Markets	31,235,515	25,925,909	15,931,795	0.70%	0.70%	0.70%
Russell Global Equity	15,039,474	7,743,546	10,319,777	0.95%	0.95%	0.95%
Russell Emerging Markets	15,460,798	11,326,789	17,235,737	1.15%	1.15%	1.15%
Russell Global Opportunistic Credit*	353,312	N/A	N/A	1.00%	N/A	N/A
Russell Strategic Bond	37,393,912	31,814,723	11,906,977	0.50%	0.50%	0.50%
Russell Investment Grade Bond	3,568,268	2,517,898	3,518,323	0.25%	0.25%	0.25%
Russell Short Duration Bond	3,443,632	1,984,923	1,987,404	0.45%	0.45%	0.45%
Russell Commodity Strategies**	4,281,573	N/A	N/A	1.25%	N/A	N/A

Russell Global Infrastructure*	442,142	N/A	N/A	1.25%	N/A	N/A
Russell Global Real Estate Securities	14,498,851	10,834,642	16,346,340	0.80%	0.80%	0.80%
Russell Money Market	1,038,549	8,827,528	13,951,547	0.20%	0.20%	0.20%

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

RIMCo and RFSC have contractually agreed to waive and/or reimburse all or a portion of their advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with RIC or the Administrative Agreement and may be changed or discontinued. RIMCo currently calculates its advisory fee based on an Underlying Fund’s average daily net assets. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years for the Underlying Funds.

Current Underlying Fund Waivers:

For the Russell Money Market Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.15% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Strategic Bond Fund, RIMCO has contractually agreed, until February 29, 2012, to waive 0.01% of its 0.50% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Subsidiary Fees”). Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. These waivers may not be terminated during the relevant period except with Board approval.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. These waivers may not be terminated during the relevant period except with Board approval. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Class S Shares of the Russell Money Market Fund, RFSC has contractually agreed, until February 29, 2012, to waive 0.12% of its transfer agency fees. This waiver may not be terminated during the relevant time period except with Board approval.

Past Underlying Fund Waivers:

For the Russell Strategic Bond Fund, from March 1, 2009 through February 28, 2010, RIMCo waived 0.07% of its 0.50% advisory fee for the Fund. For the Russell Strategic Bond Fund, from March 1, 2010 through February 28, 2011, RIMCo contractually agreed to waive 0.01% of its 0.50% advisory fee for the Fund. RIMCo waived fees in the amount of $5,370,231 and $2,233,929 for the fiscal years ended October 31, 2009 and 2010, respectively. As a result of the waiver, the Fund paid advisory fees of $26,444,492 and $35, 159,983 for the fiscal year ended October 31, 2009 and 2010, respectively.

On October 1, 2008, the Russell Strategic Bond Fund’s direct Fund-level expenses were capped at 0.51%. RIMCo had contractually agreed to waive, at least through February 28, 2009, up to the full amount of its 0.50% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.51% of the average daily net assets of that Fund on an annual basis. Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the fiscal year ended October 31, 2008 was $911,796. As a result of the waiver, the Fund paid advisory fees of $10,995,181 for the fiscal year ended October 31, 2008.

Effective October 1, 2010, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2012 to waive 0.05% of its 0.45% advisory fee. The total amount of waiver for the period ended October 31, 2010 was $38,096. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $3,405,536 for the fiscal year ended October 31, 2010.

From September 1, 2008 to February 28, 2009, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. From January 1, 2008 through August 31, 2008, for the Russell Short Duration Bond Fund, RIMCo contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $40,729 for the fiscal year ended October 31, 2008. There was no reimbursement for the fiscal year ended October 31, 2008. As a result of the waiver, the Fund paid advisory fees of $1,946,675 for the fiscal year ended October 31, 2008.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Subsidiary Fees”). Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. The total amount of the waiver for the period ended October 31, 2010 was $1,397,975. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $2,171,247 for the fiscal year ended October 31, 2010.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 28, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. The total amount of the waiver for the period ended October 31, 2010 was $119,661. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $322,481 for the fiscal year ended October 31, 2010.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 28, 2012, to waive 0.27% of its 1.00% advisory fee. The total amount of the waiver for the period ended October 31, 2010 was $99,108. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $254,204 for the fiscal year ended October 31, 2010.

For the Russell Money Market Fund, RIMCo contractually agreed to waive through February 28, 2011, 0.15% of its 0.20% advisory fee. RIMCo waived fees in the amounts of $10,463,661, $6,824,399 and $778,912 for the fiscal years ended October 31, 2008, 2009 and 2010, respectively. As a result of the waiver, the Fund paid advisory fees equal to $3,487,886, $2,003,130 and $259,637 for the fiscal years ended October 31, 2008, 2009 and 2010, respectively.

From September 15, 2004 to September 30, 2008, for the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Strategic Bond and Russell Investment Grade Bond Funds, RIMCo contractually agreed to waive 0.02% of its 0.05% administrative fee. For the fiscal year ended October 31, 2008 RIMCo waived administrative fees in the amounts of $390,611 for the Russell U.S. Core Equity Fund, $309,448 for the Russell U.S. Quantitative Equity Fund, $112,740 for the Russell U.S. Small & Mid Cap Fund, $387,130 for the Russell International Developed Markets Fund, $356,788 for the Russell Strategic Bond Fund and $261,933 for the Russell Investment Grade Bond Fund, respectively.

Effective October 1, 2008, for the Russell Money Market Fund, transfer agent fees were charged at the class level. Prior to this date, transfer agent fees were charged at the Fund level. RFSC has contractually agreed to waive a portion of its transfer agency fees as follows:

Fund	Class	Waivers	Amount waived for fiscal year ended 10/31/10
Russell Money Market	S	0.12%	$879,761

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by RIMCo with respect to the Underlying Funds:

				Annual rate
Underlying Fund	$Amount Retained			(as a % of average daily net assets)
	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$16,116,281	$13,396,937	$7,603,127	0.36%	0.34%	0.33%
Russell U.S. Quantitative Equity	14,984,988	14,754,504	7,302,000	0.39%	0.39%	0.40%
Russell U.S. Small & Mid Cap	4,750,967	3,698,761	1,862,871	0.32%	0.30%	0.28%
Russell International Developed Markets	18,462,093	14,881,900	9,135,836	0.41%	0.40%	0.40%
Russell Global Equity	9,060,075	4,446,733	6,150,192	0.57%	0.55%	0.57%
Russell Emerging Markets	9,210,156	6,778,209	9,907,558	0.69%	0.69%	0.65%
Russell Global Opportunistic Credit*	143,312	N/A	N/A	0.46%	N/A	N/A
Russell Strategic Bond	29,880,341	24,645,610	8,768,179	0.40%	0.39%	0.39%
Russell Investment Grade Bond	2,462,370	1,630,144	2,436,078	0.17%	0.16%	0.17%
Russell Short Duration Bond	2,789,282	1,539,840	1,402,253	0.36%	0.35%	0.32%
Russell Commodity Strategies**	3,662,357	N/A	N/A	1.18%	N/A	N/A
Russell Global Infrastructure*	442,142	N/A	N/A	1.25%	N/A	N/A
Russell Global Real Estate Securities	10,355,065	7,391,734	11,050,403	0.57%	0.55%	0.54%
Russell Money Market	1,038,549	8,827,528	13,951,547	0.20%	0.20%	0.20%

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

RIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor Seattle, Washington 98101.

PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the RIC Funds and Underlying Funds, oversee the allocation of Fund assets to the Underlying Funds or the money managers of the Underlying Funds and have primary responsibility for the management of the Funds and Underlying Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and in some cases participation in a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Compensation is not affected by an increase in Fund assets.

Bonuses for the RIMCo Managers of the Funds are based on their management of the Funds consistent with the Funds’ objectives. The RIMCo Managers for the Funds are evaluated on an ongoing basis with respect to achieving each Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, the quality of decisions made for the accounts and liaising between business units and fund performance groups to help insure that reports reflect market needs.

RIMCo manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class chief investment officers (“asset class CIOs”). Russell’s compensation committee approves salaries and bonuses after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS

THEY MANAGE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2010

RIMCO MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS MANAGED BY THE RIMCO MANAGER
John Greves	None	2017 Retirement Distribution Fund – A Shares
	None	2017 Accelerated Distribution Fund – A Shares
	None	2027 Extended Distribution Fund – A Shares
	None	2017 Retirement Distribution Fund – S Shares
	None	2017 Accelerated Distribution Fund – S Shares
	None	2027 Extended Distribution Fund – S Shares

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select Underlying Fund money managers or Underlying Funds for the Fund’s to invest in to fulfill those needs. Specifically, RIMCo Managers make money manager or Underlying Fund selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers of Underlying Funds utilize Russell’s manager research analysis and manager rankings to assist in selecting money manager(s) to meet the unique investment needs of the various portfolios they manage. RIMCo Managers of funds of funds utilize Russell proprietary capital markets research and portfolio strategy analysis to assist in determining the Underlying Funds in which to invest and the asset allocations to the Underlying Funds to meet the unique investment needs of the various funds they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection for the Underlying Funds and asset allocation for the funds of funds. For RIMCo managers of Underlying Funds it includes the hiring, termination and retention of money managers. For fund of funds asset allocations, this process includes defining a fund’s objective and determining appropriate ways to measure performance. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager for an Underlying Fund may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his or her funds, both the asset class CIO and the ISC must review and ratify the recommendations.

OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF DECEMBER 31, 2010

RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
John Greves	0	$0	0	$0	0	$0	$0

Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ Statement of Additional Information.

MONEY MANAGERS. Except with respect to the Russell Money Market Fund, the money managers of the Underlying Funds are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of an Underlying Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisors or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the Underlying Funds’ fiscal years ended October 31, 2008, 2009 and 2010, fees paid to the money managers of the Underlying Funds were:

Underlying Fund	$Amount Paid			Annual rate (as a % of average daily net assets)
	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$8,794,305	$8,274,902	$5,116,977	0.19%	0.21%	0.22%
Russell U.S. Quantitative Equity	6,285,172	6,036,565	3,141,818	0.16%	0.16%	0.15%
Russell U.S. Small & Mid Cap	5,670,188	4,873,855	2,870,234	0.38%	0.40%	0.42%
Russell International Developed Markets	12,773,422	11,044,009	6,795,959	0.29%	0.30%	0.30%
Russell Global Equity	5,979,399	3,296,813	4,169,585	0.38%	0.40%	0.38%
Russell Emerging Markets	6,250,642	4,548,580	7,328,179	0.46%	0.46%	0.50%
Russell Global Opportunistic Credit*	210,000	N/A	N/A	0.54%	N/A	N/A
Russell Strategic Bond	7,513,571	7,169,113	3,138,798	0.10%	0.11%	0.11%
Russell Investment Grade Bond	1,105,898	887,754	1,082,245	0.08%	0.09%	0.08%
Russell Short Duration Bond	654,350	445,083	585,151	0.09%	0.10%	0.13%
Russell Commodity Strategies**	619,216	N/A	N/A	0.07%	N/A	N/A
Russell Global Infrastructure*	—	N/A	N/A	—	N/A	N/A
Russell Global Real Estate Securities	4,143,786	3,442,908	5,295,937	0.23%	0.25%	0.26%

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor Seattle, WA 98101.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor Seattle, WA 98101.

ORDER PLACEMENT DESIGNEES. Russell Financial Services, Inc. or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds and Underlying Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether RIMCo’s and each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Capital Management L.P.	Yes	No	Yes
AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes
Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes
Axiom International Investors LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
BlackRock Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Brookfield Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes
Chartwell Investment Partners	Yes	Yes, subject to blackout periods	Yes
ClariVest Asset Management, LLC	Yes	No	Yes
Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes
Credit Suisse Asset Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to blackout periods	Yes
DDJ Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to blackout periods	Yes
del Rey Global Investors, LLC	Yes	Yes, subject to pre-clearance, holding periods and blackout periods	Yes
Delaware Management Company, a series of Delaware Management Business Trust	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
DePrince, Race & Zollo, Inc	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Driehaus Capital Management LLC	Yes	Yes, subject to blackout periods	Yes
First Eagle Investment Management, LLC	Yes	Yes, subject to blackout periods	Yes
Genesis Asset Managers, LLP	Yes	Yes, subject to blackout periods	Yes
GLG Inc.	Yes	Yes, subject to pre-clearance, holding periods and blackout periods	Yes
Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Harding Loevner LP	Yes	Yes, subject to blackout periods	Yes
Harris Associates, L.P.	Yes	Yes, subject to blackout periods	Yes
Institutional Capital LLC	Yes	No	Yes
INTECH Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
INVESCO Advisers, Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes
Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Jefferies Asset Management, LLC	Yes	Yes, subject to pre-clearance, holding periods, and blackout periods	Yes
Lazard Asset Management LLC	Yes	Yes, subject to blackout periods	Yes
Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes
Macquarie Capital Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
Marsico Capital Management Company, LLC	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc.	No	Yes
Metropolitan West Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes
Mondrian Investment Partners Ltd.	Yes	Yes, subject to blackout periods	Yes
Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes
Neuberger Berman Fixed Income LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Next Century Growth Investors, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of closed end funds, ETFs and	Yes	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
employer securities purchased pursuant to employer-sponsored automatic investment plans
Numeric Investors LLC	Yes	Yes, subject to blackout periods	Yes
Nuveen Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
Oaktree Capital Management, L.P.	Yes	Yes, subject to blackout periods	Yes
Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes
PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Pzena Investment Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or within one day of a client buy or sell order.	Yes
Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes
Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes
Sanders Capital LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to pre-clearance, holding periods, and prohibition on sales of securities held in client accounts.	Yes
Schneider Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes
Signia Capital Management, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of mutual funds, closed end funds, ETFs and index funds	Yes	Yes
Snow Capital Management L.P.	Yes	Yes, but not in common or preferred shares of individual stocks or stock options	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Stone Harbor Investment Partners LP	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to pre-clearance and holding periods	Yes
Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes
Tradewinds Global Investors, LLC	Yes	Yes, subject to blackout periods	Yes
T. Rowe Price Associates, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes
Victoria 1522 Investments LP	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company Limited	Yes	Yes, subject to blackout periods	Yes
William Blair & Company, LLC	Yes	Yes, subject to blackout periods	Yes

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the “SEC”) Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a “Multiple Class Fund.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan. Although each of the LifePoints Target Distribution Strategies Funds offers only one class of shares, those Funds are subject to the Rule 18f-3 Plan as the Rule 18f-3 Plan sets forth the rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions of each such class.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.

In adopting the Distribution Plan for each Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds by enabling those Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund would have.

For each Fund offering Class A Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

For each Fund offering Class A Shares, the Distribution Plan provides that each Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A Shares for any activities or expenses primarily intended to result in the sale of Class A Shares of such Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the Class A Shares of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the Class A Shares a Fund or (b) sixty-seven percent (67%) or more of the Shares of the Class A Shares of a Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the Class A Shares of such Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the Class A Shares of a Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements

Under the Distribution Plan, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as “Selling Agents.”

Under the Distribution Plan, the following Funds’ Class A Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended December 31, 2010, 2009, and 2008 (these amounts were for compensation to dealers):

Funds	Class A	Class A	Class A
	12/31/10	12/31/09	12/31/08
2017 Retirement Distribution Fund – A Shares	$4,140	$2,521	$299
2017 Accelerated Distribution Fund – A Shares	3,497	2,682	460
2027 Extended Distribution Fund – A Shares	5,352	2,332	376

UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

As of the date of this SAI, RIMCo and RFSC have contractually agreed to waive and/or reimburse until February  29, 2012 all or a portion of their advisory and administrative fees, respectively, with respect to certain Underlying Funds.

FUND OPERATING EXPENSES. As a shareholder of the Underlying Funds, each Fund indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. RIMCo and RFSC have agreed to waive certain of their fees and reimburse the Funds for certain operating expenses other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses. The agreement to waive and reimburse expenses extends through April  29, 2012 and may be renewed thereafter. If this arrangement is discontinued, Fund expenses may increase.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectuses, each of the Funds offers only one class of Shares.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares offer only one class of Shares, Class A Shares. The 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares, and 2027 Extended Distribution Fund – S Shares offer only one class of Shares, Class S Shares.

Class A Shares of the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares and 2027 Extended Distribution Fund – A Shares (the “Class A Funds”)

Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows.

The Class A Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

The Funds’ distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the Class A Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A Shares may also receive the distribution fee payable under the Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Commissions are paid to Financial Intermediaries on Class A Share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.

Sales Charge Waivers and Reductions

Please see the applicable Class A Funds’ prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class S Shares of the 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares ( the “Class S Funds”)

Financial Intermediaries will receive no distribution fees for Class S Shares.

Class S Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.

The Funds generally do not have the ability to enforce these limitations on access to Class S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S Shares available to those categories of investors listed above that qualify for access to Class S Shares. However, the Funds will not knowingly sell Class S Shares to any investor not meeting one of the foregoing criteria.

Minimum Initial Investment Requirements.

There is currently no required minimum initial investment for Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000.

Uncashed Checks.

Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

VALUATION OF THE FUND SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

PRICING OF SECURITIES. The Shares of the Underlying Funds held by each Fund are valued at their net asset value. The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Commodity Strategies and Russell Strategic Bond Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that invests in these Underlying Funds which hold portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those Underlying Funds’ portfolio securities may change on weekends or other days when the Fund does not price its Shares.

PORTFOLIO TURNOVER RATES OF THE FUNDS. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund during the year. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus. The dynamic asset allocation of the Funds may lead to higher portfolio turnover rates for the Funds. However, because the Funds are only exchanging shares of the Underlying Funds, the Funds will not incur brokerage commissions or transaction costs and therefore will not reduce the Funds’ performance.

The portfolio turnover rates for the fiscal years ended December 31, 2010 and 2009 were:

Funds	12/31/10	12/31/09
2017 Retirement Distribution Fund – A Shares	261%	86%
2017 Accelerated Distribution Fund – A Shares	316	258
2027 Extended Distribution Fund – A Shares	96	102
2017 Retirement Distribution Fund – S Shares	254	101
2017 Accelerated Distribution Fund – S Shares	333	128
2027 Extended Distribution Fund – S Shares	60	112

PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by RIMCo or the money manager for the Underlying Funds’ cash reserves. The Underlying Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of RIC) decides to purchase the same security. In addition, when a money manager’s services are terminated and another retained, the new manager may significantly restructure the portfolio.

These practices may increase the Underlying Funds’ portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Underlying Funds, other than the Russell Money Market Fund, for the periods ended October 31, 2010 and 2009, Russell U.S. Core Equity Fund, 97% and 125%, Russell U.S. Quantitative Equity Fund, 102% and 115%, Russell U.S. Small & Mid Cap Fund, 99% and 153%, Russell International Developed Markets, Fund 91% and 115%, Russell Global Equity Fund, 74% and 127%, Russell Emerging Markets Fund, 67% and 77%, Russell Strategic Bond Fund, 206% and 154%, Russell Investment Grade Bond Fund, 157% and 87%, Russell Short Duration Bond Fund, 195% and 217% and Russell Global Real Estate Securities Fund, 141% and 118%. No shares of the Russell Commodity Strategies, Russell Global Opportunistic Credit and Russell Global Infrastructure Funds were issued during the fiscal year ended October 31, 2009. The annual portfolio turnover rates for each of these Underlying Funds for the period ended October 31, 2010 were as follows: Russell Global Opportunistic Credit Fund, 4%, Russell Commodity Strategies Fund, 11% and Russell Global Infrastructure Fund 8%.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website following each month end. Such disclosure will be available no later than 60 calendar days following each month end. Disclosure of a Fund’s top ten portfolio holdings as of the last day of each month will be available on the Funds’ website no later than 15 calendar days after each month end.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Brown Brothers Harriman, Pace, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

In addition, the Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc., (“GSI”), and Risk Metrics Group, Inc, (“RiskMetrics”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and RiskMetrics receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as iMoneyNet, Crane Data LLC, Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds and Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization .

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of an Underlying Fund are owned directly by any other RIC Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Underlying Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Underlying Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Underlying Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services and its correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Underlying Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Underlying Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Underlying Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non–affiliated brokers.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Underlying Funds.

Recapture Services or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through Recapture Services and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.

Recapture Services retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Underlying Funds. Trades through Recapture Services and its correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services and its correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the Underlying Funds’ fiscal years ended October 31, 2010, 2009 and 2008 the total brokerage commissions paid by the Underlying Funds were:

	10/31/10	10/31/09	10/31/08
Russell U.S. Core Equity	$7,414,842	$8,815,960	$4,245,805
Russell U.S. Quantitative Equity	4,494,437	4,783,446	2,333,164
Russell U.S. Small & Mid Cap	3,545,647	5,133,690	2,101,044
Russell International Developed Markets	7,793,881	7,552,609	5,402,820

Russell Global Equity	2,934,741	1,688,155	2,864,577
Russell Emerging Markets	2,227,998	2,188,947	3,079,574
Russell Strategic Bond	503,855	551,819	315,079
Russell Investment Grade Bond	92,779	81,718	127,450
Russell Short Duration Bond	38,901	57,763	23,190
Russell Global Infrastructure*	564,396	N/A	N/A
Russell Global Real Estate Securities	4,697,304	4,493,790	2,992,425

*	The Russell Global Infrastructure Fund commenced operations on October 1, 2010.

The principal reasons for changes in several Underlying Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions and (4) Fund mergers.

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Commodity Strategies and Russell Money Market Funds normally do not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the Underlying Funds’ fiscal year ended October 31, 2010, approximately $2,071,585 of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchases or sellers of securities, (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the Underlying Funds’ fiscal years ended October 31, 2010, 2009 and 2008 from portfolio transactions effected for the Underlying Funds, were as follows:

	2010
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap
Mellon Capital Management Corporation
Russell U.S. Quantitative Equity
Russell Implementation Services, Inc.
Russell U.S. Core Equity	994,390	13.41	11.58
Russell U.S. Quantitative Equity	1,448,904	32.24	15.36
Russell U.S. Small & Mid Cap	151,670	4.28	3.58
Russell International Developed Markets	827,037	10.61	8.50
Russell Global Equity	652,156	22.22	15.76
Russell Emerging Markets	25,453	1.14	0.65
Russell Short Duration Bond
Russell Global Real Estate Securities	1,357,505	28.90	28.26
UBS Global Asset Management
Russell International Developed Markets	7,688	0.10	0.04
Russell Emerging Markets	636	0.03	0.01

	2009			2008
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap				1,231	0.06	0.00
Mellon Capital Management Corporation
Russell U.S. Quantitative Equity	194,206	4.06	0.74	132,541	5.68	0.90
Russell Implementation Services, Inc.
Russell U.S. Core Equity	1,114,371	12.64	6.28	148,946	3.51	2.86

Russell U.S. Quantitative Equity	1,446,799	30.25	8.07	521,212	22.34	5.57
Russell U.S. Small & Mid Cap	369,016	7.19	3.38	220,602	10.50	4.44
Russell International Developed Markets	1,462,055	19.36	6.95	281,245	5.21	2.14
Russell Global Equity	310,577	18.40	8.28	477,075	16.65	13.39
Russell Emerging Markets	33,930	1.55	0.44	20,496	0.67	0.83
Russell Global Real Estate Securities	247,542	5.51	4.01
UBS Global Asset Management
Russell International Developed Markets	5,318	0.07	0.02	4,325	0.08	0.02
Russell Emerging Markets	2,439	0.11	0.26	7,046	0.23	0.08

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2010 for the Underlying Funds was 16.24%.

During the Underlying Funds’ fiscal year ended October 31, 2010, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The values of broker–dealer securities held as of October 31, 2010, were as follows:

Brokers by Commission for the Underlying Funds’ fiscal year ended October 31, 2010:

Broker	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Credit Agricole Cheuvreux North America, Inc.				10,701,540
KeyBanc Capital Markets, Inc.		1,430,793
Macquarie Group Limited
BNY Mellon Securities LLC	22,917,671	1,709,092			29,299,150
Deutsche Bank Securities, Inc.				3,663,092	2,484,480	819,816
HSBC Securities, Inc.				65,005,079	2,710,485	1,852,624
Merrill Lynch, Pierce, Fenner & Smith, Inc.				3,125,000
Morgan Stanley & Co. Incorporated	6,000,000	17,945,174	1,500,000	19,500,000	21,010,887
UBS Securities LLC				45,454,776	9,565,469
Barclays Capital, Inc.				40,123,503
Jefferies & Company	3,122,865
Goldman, Sachs & Co.	54,028,662	17,849,355			16,525,863	8,200,000
J.P. Morgan Securities, Inc.	69,226,519	50,163,048		6,051,849	45,533,131
Citigroup, Inc.	11,221,189	7,009,438	4,800,000	2,516,911	2,394,589	343,872
Credit Suisse First Boston Corp.				9,364,557	10,347,874	1,450,421

Broker	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Global Opportunistic Credit Fund*	Russell Global Infrastructure Fund*
Credit Agricole Cheuvreux North America, Inc.	1,802,625	611,800
KeyBanc Capital Markets, Inc.	9,813,629	749,562	1,529,036
Macquarie Group Limited	17,350,197
BNY Mellon Securities LLC	601,924		481,539
Deutsche Bank Securities, Inc.	42,268,184	2,675,329	452,488
HSBC Securities, Inc.	32,942,154	4,929,257	(540,010)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,253,758	6,676,902	1,604,941
Morgan Stanley & Co. Incorporated	125,874,488	72,170,146	59,394,414		11,700,000
UBS Securities LLC	59,115,070	4,848,684	5,212,102
Barclays Capital, Inc.	49,532,821	101,184,379	60,520,000	3,535,069
Jefferies & Company
Goldman, Sachs & Co.	64,001,245	19,005,536	2,760,485
J.P. Morgan Securities, Inc.	228,819,179	41,025,887	10,546,778	1,366,753
Citigroup, Inc.	111,137,431	21,469,645	4,820,754
Credit Suisse First Boston Corp.	38,104,469	21,715,792	2,809,662

*	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

Brokers by Principal (Zero Commissions) for the Underlying Funds’ fiscal year ended October 31, 2010:

Broker	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Daiwa Securities					18,440,880
HSBC Securities, Inc.				65,005,079	2,710,485	1,852,624
Itau Unibanco				5,540,493	4,177,656	10,036,784
KeyBanc Capital Markets, Inc.		1,430,793
Macquarie Group Limited
Raymond James & Associates		564,400	2,599,288
Royal Bank of Canada
Royal Bank of Scotland				6,322,516
BNP Paribas				13,868,416	3,480,178
Jefferies & Company	3,122,865
Banc of America Securities LLC	25,401,856	3,979,164			680,680
Citigroup, Inc.	11,221,189	7,009,438	4,800,000	2,516,911	2,394,589	343,872
Deutsche Bank Securities, Inc.				3,663,092	2,484,480	819,816
Merrill Lynch, Pierce, Fenner & Smith, Inc.				3,125,000
State Street Global Markets, LLC	13,563,648
UBS Securities LLC				45,454,776	9,565,469
Barclays Capital, Inc.				40,123,503
Goldman, Sachs & Co.	54,028,662	17,849,355			16,525,863	8,200,000
Morgan Stanley & Co. Incorporated	6,000,000	17,945,174	1,500,000	19,500,000	21,010,887
Credit Suisse First Boston Corp.				9,364,557	10,347,874	1,450,421
J.P. Morgan Securities, Inc.	69,226,519	50,163,048		6,051,849	45,533,131

Broker	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Global Opportunistic Credit Fund*	Russell Global Infrastructure Fund*
Daiwa Securities
HSBC Securities, Inc.	32,942,154	4,929,257	(540,010)
Itau Unibanco		1,900,791
KeyBanc Capital Markets, Inc.	9,813,629	749,562	1,526,036
Macquarie Group Limited	17,350,197
Raymond James & Associates
Royal Bank of Canada	(529,792)
Royal Bank of Scotland	61,155,330	8,922,359	8,252,427
BNP Paribas	15,757,823	1,819,250
Jefferies & Company
Banc of America Securities LLC	112,821,212	19,989,577	9,961,934
Citigroup, Inc.	111,137,431	21,469,645	4,820,754
Deutsche Bank Securities, Inc.	42,268,184	2,675,329	452,488
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,253,758	6,676,902	1,604,941
State Street Global Markets, LLC
UBS Securities LLC	59,115,070	4,848,684	5,212,102
Barclays Capital, Inc.	49,532,821	101,184,379	60,520,000	3,535,069
Goldman, Sachs & Co.	64,001,245	19,005,536	2,760,485
Morgan Stanley & Co. Incorporated	125,874,488	72,170,146	59,394,414		11,700,000
Credit Suisse First Boston Corp.	38,104,469	21,715,792	2,809,662
J.P. Morgan Securities, Inc.	228,819,179	41,025,887	10,546,778	1,366,753

.

*	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS

Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund’s shareholders. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be fundamental which means that they may only be changed with the approval of a majority of each Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in the respective Prospectus.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund of Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

No Fund may:

1. Purchase securities if, as a result of such purchase, the Funds’ investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

Because of their investment objectives and policies, investments of the Fund will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund investment policies set forth in the Funds’ Prospectus, each of the Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund will invest (other than the Russell Global Real Estate Securities Fund and the Russell Money Market Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act.

The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

The Russell Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that each Fund may invest in the Russell Global Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Funds’ presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regard to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.

With regard to investment restriction 1, above, the statement that the Funds will be concentrated in the mutual fund industry means that the Funds will only invest in shares of other mutual funds. In accordance with each Fund’s investment program as set forth in the prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund.

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities.

With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

Each Fund will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund s rather than the Underlying Fund.

With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

The Funds do not invest in illiquid securities. The Funds do not invest in repurchase agreements.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval).

No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

The investment objective and principal investment strategies for each of the Funds is provided in those Funds’ Prospectuses. The following table illustrates the principal and non-principal investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Fund	Principal Investments	Non-Principal Investments
2017 Retirement Distribution Fund – A Shares	Underlying Funds	Derivatives -index and currency futures and options US Government Securities

2017 Accelerated Distribution Fund – A Shares	Underlying Funds	Derivatives -index and currency futures and options US Government Securities

2027 Extended Distribution Fund – A Shares	Underlying Funds	Derivatives -index and currency futures and options US Government Securities

2017 Retirement Distribution Fund – S Shares	Underlying Funds	Derivatives -index and currency futures and options US Government Securities

2017 Accelerated Distribution Fund – S Shares	Underlying Funds	Derivatives -index and currency futures and options US Government Securities

2027 Extended Distribution Fund – S Shares	Underlying Funds	Derivatives -index and currency futures and options US Government Securities

INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

Each Underlying Fund’s investment objective, with the exception of Russell U.S. Quantitative Equity Fund and Russell International Developed Markets Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of Russell U.S. Quantitative Equity Fund and Russell International Developed Markets Fund are fundamental which means that they may only be changed with the approval of a majority of each Underlying Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses. The Russell Commodity Strategies Fund will look through to the assets of its subsidiary, Russell Cayman Commodity Strategies Fund Ltd., (the “Subsidiary”) for the purposes of complying with the investment restrictions noted below.

INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).

Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Underlying Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

No Underlying Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

This investment restriction shall not apply to the Russell Global Real Estate Securities Fund.

The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

The Russell Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities (physical commodities for the Russell Commodity Strategies Fund) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

This restriction shall not prevent the Russell Commodity Strategies Fund from purchasing or selling commodity-linked derivative instruments including, but not limited to, swap agreements and commodity-linked structured notes, options, futures contracts with respect to indices or individual commodities and option on futures contracts, or from investing in securities or other instruments backed by physical commodities or by indices.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

An additional fundamental policy is that the Russell Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of these investment restrictions, the Russell Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non–governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non–governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regard to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Russell Global Real Estate Securities Fund concentrates its investments in real estate securities. For purposes of this investment restriction, the Russell Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classification of the Global Industry Classification Standard (“GICs”) methodology. For all other Underlying Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities.

With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Fund as permitted by the 1940 Act.

Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval).

No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Underlying Funds will not purchase additional securities while outstanding borrowings exceed 5% of total assets.

An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

The investment objective and principal investment strategies for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and non-principal investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Underlying Fund	Principal Investments	Non-Principal Investments
Russell U.S. Core Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities REITs Non-U.S. Securities

Russell U.S. Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Non-U.S. Securities

Russell U.S. Small & Mid Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Illiquid Securities Non-U.S. Securities

Russell International Developed Markets Fund

Common Stocks and Common Stock Equivalents

Depositary Receipts

Preferred Stocks

Foreign Securities

Forward Currency Contracts

Emerging Market Securities

Derivatives to expose cash reserves to markets

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

Rights, Warrants and convertible securities

Other Investment Companies

Equity securities of real estate companies, including REITs

Russell Global Equity Fund

Common Stocks and Common Stock Equivalents

Depositary Receipts

Preferred Stocks

Foreign Securities

Forward Currency Contracts

Emerging Market Securities

Derivatives to expose cash reserves to markets

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic Foreign Equity/Fixed Income Securities

Other Investment Companies

Rights, Warrants and Convertible Securities

Russell Emerging Markets Fund

Common Stocks and Common Stock Equivalents

Emerging Market Securities

Depositary Receipts

Preferred Stocks

Foreign Securities (specifically emerging market securities)

Derivatives to expose cash reserves to markets

Cash Reserves

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

Pooled Investment Vehicles

Other Investment Companies

Rights, Warrants and Convertible Securities

Lending Portfolio Securities

REITs

Illiquid Securities

Underlying Fund	Principal Investments	Non-Principal Investments
Russell Global Opportunistic Credit Fund

Bonds

High Yield Debt Securities

Emerging Markets Debt

Corporate Debt Securities

Government Securities, including non-U.S. and emerging sovereign debt

Loans & Other Direct Indebtedness

Below investment grade or junk bonds

Forward Currency Contracts

Foreign Currency

Brady Bonds

Yankee Bonds and Yankee CDs

Derivatives

Synthetic Foreign Equity/Fixed Income

When-issued and forward commitment securities

Swaps and Swaptions

Credit Default Swaps

STRIPS

Illiquid Securities

Cash Reserves

Securities Preferred Stocks Repurchase Agreements Rights, Warrants and Convertible Securities Municipal Obligations Lending Portfolio Securities

Russell Strategic Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage-backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Municipal Obligations Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

Underlying Fund	Principal Investments	Non-Principal Investments
Russell Investment Grade Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt,

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Municipal Obligations Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

Russell Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations Brady Bonds

Russell Commodity Strategies Fund

Commodity index-linked securities

Derivatives, including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts

Wholly-Owned Subsidiary of the Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities

Below investment grade or junk bonds

U.S. Government Securities

Foreign Securities

Emerging markets debt

Equity Securities, including Common and Preferred Stocks and convertible securities Commercial Paper

Underlying Fund	Principal Investments	Non-Principal Investments
Russell Global Infrastructure Fund

Common Stocks and Common Stock Equivalents

Preferred Stocks

Infrastructure Companies

Illiquid Securities

Foreign Securities Emerging Market Securities

Cash Reserves

Derivatives to expose cash reserves to markets

REITs Rights, Warrants and Convertible Securities Depositary Receipts Spot & Forward Currency Contracts Synthetic Foreign Equity/Fixed Income Securities Lending Portfolio Securities

Russell Global Real Estate Securities Fund

Common Stocks and Common Stock Equivalents, including REITs

Foreign Securities

Spot and Forward Currency Contracts

Emerging Market Securities

Cash Reserves

Derivatives to expose cash reserves to markets

Lending Portfolio Securities Illiquid Securities Depositary Receipts

Russell Money Market Fund	U.S. Government Securities Demand Notes Repurchase Agreements Debt Securities Guaranteed Under Government Programs

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Underlying Funds may invest in the foregoing table.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

The Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds, are referred to collectively as the “Underlying Equity Funds.”

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds are referred to collectively as the “Underlying Fixed Income Funds.”

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, except the Russell Commodity Strategies Fund, intend to be fully invested at all times. RIMCo or a money manager invests the Underlying Funds’ (except the Russell Money Market Fund’s) cash reserves in short term instruments. In addition to investing in such short term investments, as described below, the Underlying Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets. A Money Manager may also choose to keep cash reserves uninvested as part of the Money Manager’s overall investment strategy.

Each Underlying Fund invests its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Cash Management Fund is 0.10%, the same as the net aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC with respect to the Russell Money Market Fund.

The Cash Management Fund seeks to preserve principal and provide liquidity and current income. The Fund invests in a portfolio of high quality U.S. Dollar denominated money market securities. The dollar-weighted average maturity of the Fund’s portfolio is

90 days or less. The Fund primarily invests in (1) securities issued by U.S. and foreign banks, commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts, (2) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit, (3) Yankee Bonds, (4) funding agreements, (5) other money market funds, (6) demand notes, (7) repurchase agreements, (8) investment-grade municipal debt obligations, (9) securities issued or guaranteed by the U.S. government or its agencies and (10) asset backed securities. An investment in the U.S. Cash Management Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with: active security selection, the ability to maintain a stable $1.00 net asset value, counterparty risk, liquidity risk, market volatility, government intervention in financial markets, possible large redemptions and subscriptions and investing in (1) fixed income securities (including instruments of U.S. and foreign banks and U.S. and foreign corporations), (2) commercial paper (including asset-backed commercial paper), (4) funding agreements, (5) illiquid securities, (6) demand notes and (7) repurchase agreements.

Commodity-Linked Derivatives. The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

In selecting investments for the Underlying Fund’s portfolio, money managers evaluate the merits of the investments primarily through the exercise of their own investment analysis. In the case of derivative instruments, that process may include the evaluation of the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.

The Underlying Fund’s primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures or options contract, index or other readily measurable economic variable. The Underlying Fund will invest in commodity-linked structured notes and swap agreements whose performance is linked to the Dow Jones – UBS Commodity Index Total Return (“DJ-UBS Index”) and, through investments in Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, futures contracts on individual commodities or a subset of commodities and options on them.

Commodity Futures Index. The Russell Commodity Strategies Fund seeks to provide exposure to commodities markets and returns that correspond to the performance of the DJ-UBS Index. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. Currently, four energy products, six metals and nine agricultural products are represented in the index. The Underlying Fund typically will seek to gain exposure to the commodities markets by purchasing or selling commodity-linked derivative instruments, including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indices or individual commodities and options on futures contracts. The Underlying Fund may in the future seek to provide exposure to the commodity markets and returns that correspond to a different diversified commodities futures index. The Underlying Fund does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

Limitations on Leverage. Some of the derivative instruments in which the Russell Commodity Strategies Fund invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument. The Underlying Fund will seek to limit the amount of economic leverage it has under one derivative instrument in which it invests and the leverage of the Underlying Fund’s overall portfolio. The Underlying Fund will not invest in a hybrid instrument if, at the time of purchase:

1.	that instrument’s “leverage ratio” exceeds 300% of the price increase (or decrease) in the underlying index; or

2.	the Fund’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase.

“Leverage ratio” is the expected increase in the value of a derivative instrument, assuming a one percent price increase in the underlying index. In other words, for a derivative instrument with a leverage factor of 150%, a 1% gain in the underlying index would be expected to result in a 1.5% gain in value for the derivative instrument. “Portfolio leverage ratio” is defined as the

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average (mean) leverage ratio of all instruments in the Underlying Fund’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on the Underlying Fund’s use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, it will comply with the applicable revisions of the 1940 Act.

Principal Protection. The Russell Commodity Strategies Fund may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Russell Commodity Strategies Fund will receive at maturity the face or stated value of the note.

With a principal protected commodity-linked instrument, the Underlying Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. A money manager’s decision on whether to use principal protection depends in part on the cost of the protection. The Underlying Fund will, however, limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

With full principal protection, the Underlying Fund will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.

The Russell Commodity Strategies Fund may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Fund may invest in may have no principal protection and the instrument could lose all of its value.

With a partially-protected or no-principal-protection commodity-linked instrument, the Russell Commodity Strategies Fund may receive at maturity an amount less than the instrument’s par value if the commodity index or other economic variable to which the note is linked declines over the term of the note. A money manager, at its discretion, may invest in a partially protected principal structured note or, within the 10% limitation set forth above, a note without principal protection. In deciding to purchase a note without principal protection, a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors which the money manager believes are relevant.

The Russell Commodity Strategies Fund does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Underlying Fund does not currently intend to invest more than 10% of its total assets in notes that mature in more than 19 months.

Hedging Strategies. Financial futures contracts may be used by the Underlying Funds, except the Russell Money Market Fund, during or in anticipation of adverse market events such as, in the case of the Underlying Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying Fund’s portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the fixed–income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the

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price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Russell Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIC is a party to an Amended and Restated Securities Lending Authorization Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which an Underlying Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Underlying Fund retains most rights of beneficial ownership, including, interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Underlying Funds may invest cash collateral received, at each Underlying Fund’s own risk, in (1) direct obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, (2) high–quality short–term debt instruments eligible for purchase by Russell Investment Company domestic money market mutual funds, (3) repurchase transactions with certain counterparties or (4) registered or unregistered short-term investment funds advised by RIMCo or third parties. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities, then to pay for lending transaction costs. Any remaining income is divided between the Fund and the lending agent in accordance with the Amended and Restated Securities Lending Authorization Agreement.

An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Underlying Equity Funds’ assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Underlying Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Underlying Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

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Illiquid and Restricted Securities. No more than 15% of an Underlying Fund’s (other than the Russell Money Market Fund) net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value. The Russell Money Market Fund will not invest in illiquid securities.

The Board of Trustees of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds and Underlying Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds and Underlying Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. Typically, the Funds and Underlying Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the Russell Money Market Fund. The Funds and Underlying Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in reduced returns and/or additional borrowing costs.

When-Issued Securities and Delayed-Delivery Transactions. The Russell Commodity Strategies Fund may utilize its assets to purchase securities on a “when-issued” basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Underlying Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the money manager deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

When the Russell Commodity Strategies Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Underlying Fund’s commitment. It may be expected that the Underlying Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Underlying Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Underlying Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

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Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs.” The Underlying Funds, other than the Russell Money Market Fund, may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Underlying Funds is subject to a duplicate level of fees if an Underlying Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales The Russell U.S. Quantitative Equity, Russell Global Opportunistic Credit and Russell Commodity Strategies Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until an Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Short Sales “Against the Box”. The Russell Commodity Strategies Fund may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that the Russell Commodity Strategies Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Underlying Fund does not intend to engage in short sales against the box for investment purposes. The Underlying Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Underlying Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

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Foreign Securities

Investment In Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. Emerging markets consist of countries determined by the money managers of an Underlying Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Underlying Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

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Privatizations. The Russell Commodity Strategies Fund may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Underlying Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Russell Global Equity, Russell International Developed Markets and Russell Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Foreign Currency Exchange. Since the Russell Commodity Strategies Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Underlying Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Underlying Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

Equity Securities

Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

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Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Rights and Warrants. The Underlying Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.

Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Russell Global Real Estate Securities Fund, it is anticipated, although not required that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.

An Underlying Fund’s investment in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.

Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs

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and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.

“Special Situation” Companies. The Russell Commodity Strategies Fund may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Russell Commodity Strategies Fund believes, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Underlying Fund in achieving its investment objective. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Investment in Unseasoned Companies. The Russell Commodity Strategies Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Master Limited Partnerships (“MLPs”). The Underlying Equity Funds may invest in MLPs. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Debt Instruments and Money Market Instruments

To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds and Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b)

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the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.

The Funds, Fixed Income Underlying Funds and the Russell Money Market Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Funds, Underlying Fixed Income Funds and the Russell Money Market Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Underlying Fixed Income Funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Underlying Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Underlying Fund. Subject to the overall limitations described in “Illiquid Securities”, an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying Fund not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that the Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds and the Russell Money Market Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund’s records while a reverse repurchase agreement is in effect. The Russell Money Market Fund will only enter into reverse repurchase agreements collateralized by U.S. government or agency obligations.

The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain

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cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.

Corporate Debt Securities. The Underlying Fixed Income Funds and Underlying Equity Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. The Russell Money Market Fund may invest only in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) and other similar current or future government programs. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

The Russell Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Government Zero Coupon Securities. The Russell Commodity Strategies Fund may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Underlying Fixed Income Funds and Russell Money Market Fund may invest in include the securities described below. The Russell Money Market Fund may invest only in mortgage-related and other asset-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the

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United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of an Underlying Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, an Underlying Fund has exposure to subprime loans Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default

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rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.

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In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

To-Be-Announced Mortgage-Backed Securities. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in to-be announced mortgage-backed securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, an Underlying Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, an Underlying Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by an Underlying Fund.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.

Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As an Underlying Fund may be required to rely upon another lending institution to collect and pass onto the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct

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indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Underlying Fund.

In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.

Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Underlying Fixed Income Funds and Underlying Equity Funds may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Underlying Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds

These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

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Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.

The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Alternative Minimum Tax Bonds. The Russell Commodity Strategies Fund may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Underlying Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. The Russell Commodity Strategies Fund may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Underlying Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events,

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event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Russell Commodity Strategies Fund investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Underlying Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Underlying Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Underlying Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Underlying Fund. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Underlying Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. The Russell Money Market Fund may invest only in municipal obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

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Municipal Notes. The Underlying Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in municipal notes. The Russell Money Market Fund may only invest in municipal notes that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. With respect to the Russell Commodity Strategies Fund, they are usually purchased to maintain liquidity. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds, including the participation certificates.

A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.

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Demand Notes. The Underlying Fixed Income Funds may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Russell Commodity Strategies Fund may also invest in demand notes and the Russell Money Market Fund may invest in variable rate demand notes that are supported by credit and liquidity enhancements from U.S. government agencies. These are obligations with a “put” right, obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Underlying Funds will enter into put and stand–by commitments with institutions such as banks and broker–dealers that the Underlying Funds’ money managers continually believe satisfy the Underlying Funds’ credit quality requirements.

Risk Factors. The ability of the Underlying Funds to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Underlying Funds from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Underlying Funds may, in the opinion of Underlying Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.”)

The Underlying Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days (397 days for the Russell Money Market Fund). Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days (397 days for the Russell Money Market Fund) will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Russell Money Market Fund may invest only in variable rate securities, and only in those variable rate securities that are backed by the full faith and credit if the U.S. government, its agencies or instrumentalities.

Commercial Paper. The Underlying Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes

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issued by corporations in order to finance their current operations. The Russell Money Market Fund may invest only in commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Asset-Backed Commercial Paper. The Underlying Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date. The Russell Money Market Fund may invest only in asset-backed commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Indexed Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Underlying Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying Funds and the Russell Money Market Fund, that invest in these securities and may affect their share price.

Funding Agreements. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.

Investment in the Subsidiary by the Russell Commodity Strategies Fund

The Russell Commodity Strategies Fund will invest up to 25% of its total assets in the shares of its wholly-owned and controlled Subsidiary. Investments in the Subsidiary are expected to provide the Underlying Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes—Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary is managed by RIMCo and advised by the money managers, and has the same investment objective as the Fund. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Underlying Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Underlying Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

By investing in the Subsidiary, the Russell Commodity Strategies Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary would provide exposure similar to that held by the Underlying Fund and would be subject to the same risks that apply to similar investments if held directly by the Underlying Fund. The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Underlying Fund may enter into these commodity-linked derivative instruments directly, the Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Underlying Fund’s

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investment in the Subsidiary will likely increase. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives position.

The derivative instruments in which the Russell Commodity Strategies Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Underlying Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Underlying Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Underlying Fund’s portfolio may deviate from the returns of any particular commodity index. The Underlying Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Underlying Fund has greater or lesser exposure to that index than the value of the Underlying Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Underlying Fund will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Underlying Fund’s net assets. The portion of the Underlying Fund’s or Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial. To the extent that the Underlying Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities discussed above.

Subject to its investment management agreement with the Subsidiary, RIMCo selects money managers for the Subsidiary, allocates Subsidiary assets among money managers, oversees the money managers and evaluates the performance results. The Subsidiary’s money managers select the individual portfolio securities for the assets assigned to them. Neither RIMCo nor the money managers receive any additional compensation for doing so. The Subsidiary also has entered into an administration agreement with RFSC, pursuant to which RFSC provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Russell Commodity Strategies Fund.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus or this SAI, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by RIMCo, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund’s Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. As noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Underlying Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Funds’ investments or, in certain circumstances, for investment purposes (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund or an Underlying Fund to an obligation to another party. The Funds and Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Funds and Underlying Funds, other than the Russell Money Market Fund, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect

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investment transactions consistent with a Fund’s or an Underlying Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds and Underlying Funds may also use those instruments, provided that their use is consistent with the Funds’ or Underlying Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds and Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund’s or an Underlying Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of a Fund’s and Underlying Fund’s net assets).

Options On Securities And Indexes. Each Fund and Underlying Fund, other than the Russell Money Market Fund, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds and Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds’ and Underlying Funds’ ability to hold illiquid securities. The Funds and Underlying Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in the money” (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s or an Underlying Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund or Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund or an Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long term counterparty credit rating, including reassignments, of A- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Fund or Underlying Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments

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or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund or an Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund or Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund or an Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.

A Fund or an Underlying Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund or Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Fund or Underlying Fund. For a call option on an index, the option is covered if the Fund or Underlying Fund maintains liquid assets equal to the contract value. A call option is also covered if the Fund or Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund or Underlying Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Fund or Underlying Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Fund or Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund or Underlying Fund in liquid segregated assets.

If an option written by a Fund or an Underlying Fund expires, the Fund or Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund or an Underlying Fund expires unexercised, the Fund or Underlying Fund realizes a capital loss (long or short–term depending on whether the Fund’s or Underlying Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund or an Underlying Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund or an Underlying Fund may make a “closing sale transaction,” which involves liquidating the Underlying Fund’s position by selling the option previously purchased. The Fund or Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund or Underlying Fund desires.

A Fund or an Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund or Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund or Underlying Fund will realize a capital gain or, if it is less, the Fund or Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund or an Underlying Fund is an asset of the Fund or Underlying Fund. The premium received for an option written by a Fund or an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

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If a put or call option purchased by a Fund or an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund or Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund or an Underlying Fund seeks to close out an option position. If a Fund or an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund or an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund or an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund or an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund or an Underlying Fund, the Fund or Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund or Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund or Underlying Fund is covered by an option on the same index purchased by the Fund or Underlying Fund, movements in the index may result in a loss to the Fund or Underlying Fund; however, such losses may be mitigated by changes in the value of the Fund’s or Underlying Fund’s securities during the period the option was outstanding.

Options On Foreign Currency. A Fund or an Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund’s investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund or an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts And Options On Futures Contracts. A Fund or an Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

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Each Fund or Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund or an Underlying Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund or an Underlying Fund from liquidating an unfavorable position and the Fund or Underlying Fund would remain obligated to meet margin requirements until the position is closed.

A Fund or an Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund or an Underlying Fund will enter into a futures contract only if the contract is “covered” or if the Fund or Underlying Fund at all times maintains liquid, segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund or an Underlying Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options On Securities And Indexes” above.

A Fund or an Underlying Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). A Fund or an Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s or Underlying Fund’s net assets.

Each Fund or Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with its investment objective and strategies. For example, a Fund or an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s or Underlying Fund’s securities or the price of the securities which the Fund or Underlying Fund intends to purchase. Additionally, a Fund or an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund or an Underlying Fund, the Fund or Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund or Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund and Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund or an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund or Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund or an Underlying Fund, but is instead a settlement between the Fund or Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund or Underlying Fund will mark–to– market its open futures positions.

A Fund or an Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund or Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund or Underlying Fund realizes a capital gain, or if it is more, the Fund or Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price

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is more than the original purchase price, the Fund or Underlying Fund realizes a capital gain, or if it is less, the Fund or Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund or an Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Fund’s or Underlying Fund’s total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund or Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund or Underlying Fund.

When selling a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund or Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund or Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund or Underlying Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund or Underlying Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund or Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund or Underlying Fund (or at a higher price if the difference is maintained in segregated, liquid assets).

When selling a put option on a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund or Underlying Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund or Underlying Fund.

The Fund and Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund or Underlying Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund or an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund or an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.

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Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund or an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund or an Underlying Fund from liquidating an unfavorable position and the Fund or Underlying Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts. The Funds and Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds and Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds’ or Underlying Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund or an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund or Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds and Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds and Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds and Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds and Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ and Underlying Funds’ investment objectives and strategies. The Funds and Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen—at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund or an Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund’s or an Underlying Fund’s forward currency contracts are not used to achieve investment leverage, the Fund or Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund of Fund’s or Underlying Fund’s commitments with respect to these contracts. The Funds and Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ or Underlying Funds’ portfolio securities are or are expected to be denominated. A Fund’s or an Underlying Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds or Underlying Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund or an Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market

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value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds and Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds’ or Underlying Funds’ portfolios. If a Fund or an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund’s or Underlying Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund’s or Underlying Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund or an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund or an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund or Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s or Underlying Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund or Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund or Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund or an Underlying Fund.

Upon maturity of a forward currency contract, the Funds and Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund or an Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds and Underlying Funds.

The cost to a Fund or an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund or an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund or an Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund’s or an Underlying Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund or Underlying Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund or an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be

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perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund or an Underlying Fund is engaged in that strategy.

A Fund’s or an Underlying Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund or Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s or an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s or an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements And Swaptions. The Funds and Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds and Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund or an Underlying Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).

The Funds and Underlying Funds may enter into several different types of swap agreements including interest rate, credit and currency swaps. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds and Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ or Underlying Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds or Underlying Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ or Underlying Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds or Underlying Funds will have contractual remedies pursuant to the agreement related to the transaction.

Currently, the market for swap agreements is largely unregulated. The Funds and Underlying Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds and Underlying Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

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There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Underlying Funds or the ability of the Underlying Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Underlying Funds is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Underlying Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a one-year period prescribed in which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Underlying Funds, but it is expected that swap dealers, major market participants and swap counterparties, including the Underlying Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact an Underlying Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on an Underlying Fund or its counterparties may impact that Underlying Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of an Underlying Fund’s investments and cost of doing business, which could adversely affect investors.

The Funds and Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds and Underlying Fixed Income Funds may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that a Fund or Underlying Fixed Income Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, a Fund or Underlying Fixed Income Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. Currently, the market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the Funds and Underlying Fixed Income Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds and Underlying Fixed Income Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Funds and Underlying Fixed Income Funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Funds and Underlying Fixed Income Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds and Underlying Fixed Income Funds would keep the stream of payments and would have no payment obligations. As a seller of protection, the Funds and Underlying Fixed Income Funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds and Underlying Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Funds and Underlying Fixed Income Funds would function as the counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds and Underlying Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds and Underlying Fixed

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Income Funds own or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds and Underlying Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Credit default swaps could result in losses if the Funds and Underlying Fixed Income Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds and Underlying Fixed Income Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk. The Funds and Underlying Fixed Income Funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of credit default swap, the Funds and Underlying Fixed Income Funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Funds and Underlying Fixed Income Funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Funds and Underlying Fixed Income Funds.

If the creditworthiness of the Funds’ and Underlying Fixed Income Funds’ swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Funds and Underlying Fixed Income Funds. To limit the counterparty risk involved in swap agreements, the Funds and Underlying Fixed Income Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds and Underlying Fixed Income Funds will be able to do so, the Funds and Underlying Fixed Income Funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds and Underlying Fixed Income Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund or an Underlying Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds or Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ or Underlying Funds’ risk of loss consists of the net amount of interest payments that the Funds or Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds and Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

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A Fund or an Underlying Fund may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

Index Swap Agreements. The Funds and Underlying Funds, other than the Russell Money Market Fund, may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ or Underlying Funds’ investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by the Funds and Underlying Funds, the parties’ obligations are determined on a “net basis.” Consequently, a Fund’s or an Underlying Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund’s or an Underlying Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund’s or an Underlying Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund’s or Underlying Fund’s assets.

Structured Notes. The Russell Commodity Strategies Fund may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent the Underlying Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Underlying Fund’s holdings in an effort to monitor the Underlying Fund’s interest rate risk.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the DJ-UBS Index, which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.

Uncovered Options Transactions. The Russell Commodity Strategies Fund may write options that are not covered (or so called “naked options”). When the Underlying Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Underlying Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Underlying Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.

Forward Commitments. A Fund or an Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Fund’s or Underlying Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund or an Underlying Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to

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do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund or Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s or Underlying Fund’s records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the Russell International Developed Markets, Russell Emerging Markets, Russell Global Opportunistic Credit and Russell Global Infrastructure Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund or Underlying Fund is made prior to the Fund’s or Underlying Fund’s receipt of cash payment therefore or the Fund’s or Underlying Fund’s payment of cash for portfolio securities occurs prior to the Fund’s or Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund or an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund or an Underlying Fund has tendered cash payment or securities, as the case may be.

Stand-By Commitment Agreements. The Russell Commodity Strategies Fund may invest in “stand-by commitments” with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund’s option specified securities at a specified price. The Underlying Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Underlying Fund may also be referred to as “put” options. A stand-by commitment is not transferable by the Underlying Fund, although the Underlying Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Underlying Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the money manager will periodically review relevant financial information concerning the issuer’s assets, liabilities and contingent claims. The Underlying Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

The amount payable to the Russell Commodity Strategies Underlying Fund upon its exercise of a stand-by commitment is normally (i) the Underlying Fund’s acquisition cost of the securities (excluding any accrued interest which the Underlying Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Underlying Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Underlying Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Underlying Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Underlying Fund’s portfolio will not exceed 1/2 of 1% of the value of the Underlying Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Russell Commodity Strategies Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Underlying Fund would be valued at zero in determining net asset value. Where the Underlying Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Underlying Fund.

The Russell Commodity Strategies Fund will at all times maintain a segregated account with its custodian consisting of cash or liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. The Underlying Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to the Underlying Fund.

Custodial Receipts and Trust Certificates. The Russell Commodity Strategies Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and

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may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Russell Commodity Strategies Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

TAXES

Distributions of Net Investment Income. Each Fund’s income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund. Any distributions by a Fund from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.

If you are an individual investor, a portion of the dividends received by you from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains through 2012. A Fund’s distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is currently 15%. It is not expected that any portion of the Russell Commodity Strategies Fund’s distributions will be eligible to be treated as qualified dividend income.

Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund as capital gain distributions. A Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Capital gains generally will be distributed by a Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. The maximum rate applicable to capital gains is 15% through 2012 After 2012, this maximum rate applicable to capital gains currently is scheduled to increase to 20%.

Return of Capital. If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Funds’ current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Funds Shares, thereby increasing such shareholder’s potential gain or

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reducing his or her potential loss on the future sale of Funds Shares. Any such distributions in excess of a shareholder’s cost basis in his or her Funds Shares will be treated as gain from the sale or exchange of those Shares.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund as ordinary income, and any loss will reduce an Underlying Fund’s ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you, and may cause some or all of the Underlying Fund’s previously distributed income to be classified as a return of capital to the Fund. A return of capital generally is not taxable to a Fund, but reduces the Fund’s tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund’s tax basis is taxable to the Fund as a capital gain.

Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

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U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Dividends paid by a Fund may not be exempt from state and local taxes in certain states when the Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund. The income on Underlying Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g. Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund and, in turn, to you.

Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after 2004 and before 2012, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if properly reported by the Fund. Also, for that same period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that was deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITS) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns.

Effective January 1, 2013, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28% through calendar year 2012 and is expected to be 31% thereafter.

Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for the Russell Commodity Strategies Fund to qualify as a regulated investment company under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of the Fund’s gross income.

The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income to the Underlying Fund, even if the subsidiary itself owns commodity-linked notes and swaps, commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and swaps and, through investments in the Subsidiary, futures contracts on individual commodities or a subset of commodities and options on them.

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The Subsidiary is not expected to be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as ordinary income annually amounts earned by the Subsidiary during that year. Furthermore, the Underlying Fund, as a regulated investment company, will be required to distribute the Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Underlying Fund during the taxable year. Any losses of the Subsidiary will generally only be available to offset any income of the Subsidiary in the same year.

Additional Tax Information With Respect to the Russell Money Market Fund

The tax information described in “Taxes” above applies to the Russell Money Market Fund except as noted in this section.

Distributions of Net Investment Income. The Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund’s daily net income includes accrued interest and any original issue or acquisition discount, less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as taxable income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different RIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

At December 31, 2010, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/15	12/31/16	12/31/17	TOTAL
2017 Retirement Distribution Fund – A Shares	$126,925	$—	$—	$126,925
2017 Accelerated Distribution Fund – A Shares	—	—	6,212	6,212
2027 Extended Distribution Fund – A Shares	60,720	—	42,978	103,698
2017 Retirement Distribution Fund – S Shares	—	—	—	—
2017 Accelerated Distribution Fund – S Shares	—	—	14,284	14,284
2027 Extended Distribution Fund – S Shares	8,749	—	31,713	40,462

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

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MONEY MANAGER INFORMATION FOR

THE UNDERLYING FUNDS

RUSSELL U.S. CORE EQUITY FUND

BlackRock Capital Management, Inc. is a wholly–owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a publicly-traded company.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

First Eagle Investment Management, LLC (formerly, Arnhold and S. Bleichroeder Advisers, LLC) is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no individual owning more than 25% of the voting securities.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Lazard Asset Management LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Montag & Caldwell, LLC is controlled by Montag & Caldwell Management, LLC (a holding company), with Ronald E. Canakaris being the only individual with 25% or greater ownership.

Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

Snow Capital Management L.P. is a limited partnership which is controlled by Richard Snow.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

INTECH Investment Management LLC is majority-owned by Berger Financial Group LLC, which is an indirect subsidiary of Janus Capital Management LLC. Janus Capital Management LLC is wholly-owned by Janus Capital Group Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.

PanAgora Asset Management, Inc. (“PanAgora”) is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora, are indirect subsidiaries of Great-West Lifeco, Inc. (“Great-West Life”), a public company. Great-West Life is controlled by Power Financial Corporation, a public company.

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RUSSELL U.S. SMALL & MID CAP FUND

Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Next Century Growth Investors, LLC (“Next Century”) is a U.S. Limited Liability Company 20% owned by Strong Capital Management and 80% employee owned. Next Century’s controlling shareholder is Thomas L. Press.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

Axiom International Investors LLC (“Axiom”) is 100% employee owned. Axiom’s controlling shareholder is Andrew Jacobson.

del Rey Global Investors, LLC is owned 66% by Paul Hechmer, 25% by Northern Lights Capital Partners, LLC, a private equity fund with thirty passive investors, and 9% by Gerald Wheeler.

Driehaus Capital Management LLC is controlled by Richard H. Driehaus through his ownership of 25% or more of the voting shares of the entities within Driehaus’ corporate structure.

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Mondrian Investment Partners Limited is controlled by senior members of management.

Pzena Investment Management, LLC has as its sole managing member Pzena Investment Management, Inc., a publicly traded company.

William Blair & Company, LLC is 100% employee owned with no one individual controlling more than 25%.

RUSSELL GLOBAL EQUITY FUND

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.

Harris Associates, L.P. is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, which owns 99.67% of Harris Associates, L.P.

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MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Sanders Capital, LLC is a private firm, 100% owned by current employees. Lew Sanders is the controlling shareholder. No other individual owns more than 25%.

Tradewinds Global Investors LLC is controlled by Nuveen Investments, Inc. (“Nuveen”), a majority owned subsidiary of Windy City Investments, Inc., with no individual controlling more than 25%.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a direct wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

RUSSELL EMERGING MARKETS FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Delaware Management Company, a series of Delaware Management Business Trust, is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis’ managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.

UBS Global Asset Management (Americas) Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

Victoria 1522 Investments LP is a limited partnership and is 5% owned by Victoria Emerging Markets, LLC, 60% by The Josephine S. Jimenez Trust and 35% by BPI Capital Corporation. BPI is a wholly-owned subsidiary of the Bank of the Philippine Islands. The Josephine S. Jimenez Trust is a revocable living trust established by Ms. Jimenez. The Bank of the Philippine Islands is 100% owned by Ayala Corporation, a publically traded company.

RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND

DDJ Capital Management, LLC (“DDJ”) is a Massachusetts limited liability company. DDJ is 100% privately owned by its founders and key employees. David J. Breazzano, the firm’s President, Chief Investment Officer and co-founder, is the sole managing member, and accordingly has voting control with respect to the firm. No other individual has an ownership interest in excess of 25%.

Oaktree Capital Management, L.P. is controlled by Oaktree Capital Group, LLC (“OCG”), a holding company controlled by Oaktree’s Principals. Roughly three-quarters of Oaktree’s equity is owned by Oaktree’s Principals and more than 150 senior employees. Oaktree’s remaining equity is owned

Stone Harbor Investment Partners LP is a Delaware Limited Partnership and is 100% employee owned. SHIP Capital Partners LP owns more than 25% of Stone Harbor Investment Partners LP. No one person owns 25% of SHIP Capital Partners LP.

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RUSSELL STRATEGIC BOND FUND

Brookfield Investment Management Inc. (formerly, Hyperion Brookfield Asset Management, Inc.) is wholly-owned by Brookfield Asset Management, Inc., a publicly-traded Canadian corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL INVESTMENT GRADE BOND FUND

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Neuberger Berman Fixed Income LLC is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC (“NBG”). NBG’s common equity is ultimately owned 51% by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG (with no individual owning more than 5% of NBG ) while 49% of NBG’s common equity is owned by Lehman Brothers Holdings, Inc., a debtor-in-possession under chapter 11 of the U.S. Bankruptcy Code, and/or its affiliates.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

Western Asset Management Company Limited is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

RUSSELL SHORT DURATION BOND FUND

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL COMMODITY STRATEGIES FUND

Credit Suisse Asset Management, LLC is a wholly-owned subsidiary of CSAM Americas Holding Corp. which is a wholly-owned subsidiary of Credit Suisse Holdings (USA), Inc., which in turn is controlled by Credit Suisse Group AG, a publicly traded company and Credit Suisse AG, a Switzerland corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Jefferies Asset Management, LLC is a wholly–owned subsidiary of Jefferies Group, Inc., a publicly-traded company.

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RUSSELL GLOBAL INFRASTRUCTURE FUND

Cohen & Steers Capital Management, Inc. is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 27.9% of Cohen & Steers, Inc. The remaining 44.2% of Cohen & Steers, Inc. is owned by the public.

Macquarie Capital Investment Management LLC, is an indirect wholly-owned subsidiary of Macquarie Group Limited, a publically traded company on the Australian Stock Exchange. Investments in the Fund are not deposits with or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (“MBL”) nor any Macquarie Group company and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. Neither MBL nor any other member company of the Macquarie Group guarantees the performance of the Fund or the repayment of principal from the Fund or any particular rate of return.

Nuveen Asset Management, LLC (formerly FAF Advisors, Inc.) is a direct subsidiary of Nuveen Fund Advisors, Inc., which is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen is a direct subsidiary of Windy City Investments, Inc., which is wholly owned by Windy City Investments Holdings, L.L.C., a holding company formed by equity investors controlled by Madison Dearborn Partners, LLC, a private equity firm.

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND

AEW Capital Management, L.P. is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

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CREDIT RATING DEFINITIONS

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Long-Term Obligation Ratings

Aaa –– Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –– Obligations rated A are considered upper- medium grade- and are subject to low credit risk.

Baa –– Obligations rated Baa are subject to moderate credit risk. They are considered as medium–grade and as such may possess certain speculative characteristics.

Ba –– Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B –– Obligations rated B are considered speculative and are subject to high credit risk.

Caa –– Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

Long-Term Issue Credit Ratings

AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC –– An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC –– An obligation rated CC is currently highly vulnerable to nonpayment.

C –– A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D –– An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE, INC. (“FITCH”):

Long-Term Ratings Scales

AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

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CCC –– Substantial credit risk. Default is a real possibility.

CC –– Very high levels of credit risk. Default of some kind appears probable.

C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD –– Restricted default

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note to Long-Term Ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

SECTOR SPECIFIC CREDIT RATING SERVICES

U.S, Municipal Short-Term Debt and Demand Obligation Ratings

MOODY’S:

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

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MIG–1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG–2 — This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG–3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative credit quality. Debt instruments in this category may lack margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP–1 — Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP–2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP–3 — Speculative capacity to pay principal and interest.

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SHORT-TERM RATINGS

MOODY’S:

Prime – 1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime – 2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime – 3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P:

A–1 – A short-term obligation rated “A–1” is the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A–2 – A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A–3 – A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated “B” is regarded as d has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’,and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on obligation.

B-1 – A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has arelatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 – A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor hasan average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 – A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C – obligor short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D – obligor short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. – An issuer designated N.R. is not rated.

FITCH:

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Short Term Ratings

F1 – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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FINANCIAL STATEMENTS

The 2010 annual financial statements of the LifePoints Target Distribution Strategies Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2010. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2010 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

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APPENDIX

At March 31, 2011, the following shareholders owned 5% or more of any Class of any Fund’s Shares:

2017 Accelerated Distribution Fund - A Shares         5.64%

D. A. DAVIDSON & CO. INC. (FBO), C RICHARD CHASTAIN TTEE, BOX 5015, GREAT FALLS MT 59403-5015

2017 Accelerated Distribution Fund - A Shares         6.76%

FIRST CLEARING, LLC, OREST J TRETTER #101 TRUST, ZERONEL D TRETTER TTEE, 285 E HARRISON, MURPHYSBORO IL 62966-4786

2017 Accelerated Distribution Fund - A Shares         5.24%

RAYMOND JAMES & ASSOC INC, FBO WILFRED C BREHOB TTEE, U/A DTD FEB 8, 1996, WILFRED C BREHOB REV TRUST, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Accelerated Distribution Fund - A Shares         6.13%

RBC CAPITAL MARKETS CORP FBO, DOUGLAS C OLSON, INDIVIDUAL RETIREMENT ACCOUNT, RBC CAPITAL MARKETS CORP CUST, 2121 NW 17TH STREET, NEW BRIGHTON MN 55112-5459

2017 Accelerated Distribution Fund - A Shares         12.32%

RBC CAPITAL MARKETS CORP FBO, HONORA MASON TTEE, ANNA PRIDE MASON TRUST, U/A DTD 12-31-1988, 148 DOUD DR, LOS ALTOS CA 94022-2369

2017 Accelerated Distribution Fund - A Shares         18.52%

RBC CAPITAL MARKETS CORP FBO, IRIS BALY, INDIVIDUAL RETIREMENT ACCOUNT, 30 QUAIL HILL LANE, EL SOBRANTE CA 94803-2834

2017 Accelerated Distribution Fund - S Shares         19.40%

LPL FINANCIAL, FBO CUSTOMER ACCOUNTS, ATTN MUTUAL FUND OPERATIONS, PO BOX 509046, SAN DIEGO CA 92150-9046

2017 Accelerated Distribution Fund - S Shares         7.18%

NFS LLC FEBO, HAROLD E & LORINE M KIELER TTEE, HAROLD E AND LORINE M KIELER, CHAR REMAINDER , U/A 9/19/96, 6100 W 96TH ST STE 100, INDIANAPOLIS IN 46278-6014

2017 Accelerated Distribution Fund - S Shares         10.31%

PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052

2017 Accelerated Distribution Fund - S Shares         10.70%

RAYMOND JAMES & ASSOC INC CSDN, FBO GLORIA K SMITH IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Accelerated Distribution Fund - S Shares         6.90%

RAYMOND JAMES & ASSOC INC CSDN, FBO MARIE ANN MILLER IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Accelerated Distribution Fund - S Shares         5.73%

RAYMOND JAMES & ASSOC INC CSDN, FBO POLLY L DOWNING IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Accelerated Distribution Fund - S Shares         6.79%

RAYMOND JAMES & ASSOC INC, FBO GERARD M CARRIER &, RACHEL P CARRIER TEN/BY/ENTY, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Accelerated Distribution Fund - S Shares         8.46%

RBC CAPITAL MARKETS CORP FBO, SAUNDRA J TAGG, INDIVIDUAL RETIREMENT ACCOUNT, 2457 SPRUCE PL, WHITE BEAR LK MN 55110-4865

2017 Retirement Distribution Fund - A Shares         5.65%

FIRST CLEARING, LLC, A/C 1486-5840, 2801 MARKET STREET, SAINT LOUIS MO 63103-2523

92

2017 Retirement Distribution Fund - A Shares         6.38%

RAYMOND JAMES & ASSOC INC CSDN, FBO ELEANOR ALBON IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Retirement Distribution Fund - A Shares         5.39%

RAYMOND JAMES & ASSOC INC CSDN, FBO GARY POWERS IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Retirement Distribution Fund - A Shares         7.17%

RBC CAPITAL MARKETS CORP FBO, THOMAS J BURNS TTEE, THE THOMAS J BURNS REV TRUST, U/A DTD 04/14/2009, 2770 PLEASANT HILL RD APT 306, PLEASANT HILL CA 94523-2047

2017 Retirement Distribution Fund - A Shares         5.58%

RBC CAPITAL MARKETS CORP FBO, THOMAS L KARDOS TTEE, THOMAS L KARDOS TR, U/A DTD 05/16/2002, 555 PIERCE ST APT 1040, ALBANY CA 94706-1009

2017 Retirement Distribution Fund - S Shares         5.04%

LPL FINANCIAL, FBO CUSTOMER ACCOUNTS, ATTN MUTUAL FUND OPERATIONS, PO BOX 509046, SAN DIEGO CA 92150-9046

2017 Retirement Distribution Fund - S Shares         6.53%

PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052

2017 Retirement Distribution Fund - S Shares         8.16%

PERSHING LLC, P.O. BOX 2052, JERSEY CITY NJ 07303-2052

2017 Retirement Distribution Fund - S Shares         7.24%

RAYMOND JAMES & ASSOC INC, FBO JAMES D GABBERT &, BARBARA L GABBERT JT/WROS, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2017 Retirement Distribution Fund - S Shares         5.32%

RBC CAPITAL MARKETS CORP FBO, ROBERT L OBERSTAR, LINDA J OBERSTAR, JT TEN/WROS, 49159 E SHORE RD, BARNES WI 54873-4747

2027 Extended Distribution Fund - A Shares 16.91%

PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052

2027 Extended Distribution Fund - A Shares 25.83%

RBC CAPITAL MARKETS CORP FBO, IRIS BALY, INDIVIDUAL RETIREMENT ACCOUNT, 30 QUAIL HILL LANE, EL SOBRANTE CA 94803-2834

2027 Extended Distribution Fund - A Shares 12.77%

RBC CAPITAL MARKETS CORP FBO, KATHRYN L PRIDE, INDIVIDUAL RETIREMENT ACCOUNT, 335 COOK ST, DENVER CO 80206-4422

2027 Extended Distribution Fund - A Shares 18.86%

RBC CAPITAL MARKETS CORP FBO, KENJI TOGAMI, INDIVIDUAL RETIREMENT ACCOUNT, 1214 ORDWAY ST, BERKELEY CA 94706-2518

2027 Extended Distribution Fund - A Shares 10.52%

RBC CAPITAL MARKETS CORP FBO, SHERMAN FONG, HEATHERBELL FONG TTEES, U/A DTD 11/23/2009, 3241 WAWAE RD, KALAHEO HI 96741-9359

2027 Extended Distribution Fund - A Shares 11.82%

RBC CAPITAL MARKETS CORP FBO, WILLIAM C SHILSTONE, INDIVIDUAL RETIREMENT ACCOUNT, 2792 GREER RD, PALO ALTO CA 94303-3827

93

2027 Extended Distribution Fund - S Shares 5.50%

RAYMOND JAMES & ASSOC INC CSDN, FBO COLLEEN P TRALLE IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2027 Extended Distribution Fund - S Shares 5.43% RAYMOND JAMES & ASSOC INC CSDN, FBO HARRY K TOURTELLOTT IRA, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2027 Extended Distribution Fund - S Shares 5.96%

RAYMOND JAMES & ASSOC INC, FBO BRONWYN ANN HARMON, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2027 Extended Distribution Fund - S Shares 5.83%

RAYMOND JAMES & ASSOC INC, FBO GERARD M CARRIER &, RACHEL P CARRIER TEN/BY/ENTY, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2027 Extended Distribution Fund - S Shares 27.11%

RAYMOND JAMES & ASSOC INC, FBO JAMES D GABBERT &, BARBARA L GABBERT JT/WROS, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

2027 Extended Distribution Fund - S Shares 19.09%

RAYMOND JAMES & ASSOC INC, FBO MURRAY DUNN, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

At March 31, 2011, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

2027 Extended Distribution Fund - A Shares 25.83%

RBC CAPITAL MARKETS CORP FBO, IRIS BALY, INDIVIDUAL RETIREMENT ACCOUNT, 30 QUAIL HILL LANE, EL SOBRANTE CA 94803-2834

2027 Extended Distribution Fund - S Shares 27.11%

RAYMOND JAMES & ASSOC INC, FBO JAMES D GABBERT &, BARBARA L GABBERT JT/WROS, 8500 NORMANDALE LAKE BLVD STE 2160K, BLOOMINGTON MN 55437-3813

For information with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.

36-08-302

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RUSSELL INVESTMENT COMPANY*

1301 Second Avenue, 18th Floor

Seattle, WA 98101

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

March 1, 2011

As Supplemented Through September 15, 2011

Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“SAI”) is not a prospectus; this SAI should be read in conjunction with the Funds’ Prospectuses dated March 1, 2011 and any supplements thereto. Prospectuses may be obtained without charge by telephoning or writing RIC at the number or address shown above.

Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectuses.

This SAI incorporates by reference RIC’s Annual Reports to Shareholders for the year ended October 31, 2010. Copies of the Funds’ Annual Reports accompany this SAI.

As of the date of this SAI, RIC is comprised of 40 Funds. This SAI relates to 19 of these Funds. Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.

Fund	Class A	Class C	Class E	Class I	Class S	Class Y
Russell U.S. Core Equity[1]	RSQAX	REQSX	REAEX	REASX	RLISX	REAYX
Russell U.S. Quantitative Equity[2]	REQAX	REQCX	REQEX	REDSX	REQTX	REUYX
Russell U.S. Growth[3]	—	RSGCX	RSGEX	RSGIX	RSGSX	—
Russell U.S. Value[4]	—	RSVCX	RSVEX	RSVIX	RSVSX	—
Russell U.S. Small & Mid Cap[5]	RLACX	RLECX	REBEX	REBSX	RLESX	REBYX
Russell International Developed Markets[6]	RLNAX	RLNCX	RIFEX	RINSX	RINTX	RINYX
Russell Global Equity[7]	RGEAX	RGECX	RGEEX	—	RGESX	RLGYX
Russell Emerging Markets[8]	REMAX	REMCX	REMEX	—	REMSX	REMYX
Russell Tax-Managed U.S. Large Cap[9]	RTLAX	RTLCX	RTLEX	—	RETSX	—
Russell Tax-Managed U.S. Mid & Small Cap[10]	RTSAX	RTSCX	RTSEX	—	RTSSX	—
Russell Global Opportunistic Credit Fund[11]	RGCAX	RGCCX	RCCEX	—	RGCSX	RGCYX
Russell Strategic Bond[12]	RFDAX	RFCCX	RFCEX	RFCSX	RFCTX	RFCYX
Russell Investment Grade Bond[13]	RFAAX	RFACX	RFAEX	RFASX	RFATX	RFAYX
Russell Short Duration Bond[14]	RSBTX	RSBCX	RSBEX	—	RFBSX	RSBYX
Russell Tax Exempt Bond[15]	RTEAX	RTECX	RTBEX	—	RLVSX	—
Russell Global Real Estate Securities[16]	RREAX	RRSCX	RREEX	—	RRESX	RREYX
Russell Commodity Strategies Fund	RCSAX	RCSCX	RCSEX	—	RCCSX	RCSYX
Russell Global Infrastructure Fund	RGIAX	RGCIX	RGIEX	—	RGISX	RGIYX
Russell Money Market[17]	RAMXX	—	—	—	RMMXX

*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.

[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.

[2]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund.

[3]	On September 2, 2008, the Select Growth Fund was renamed the Russell U.S. Growth Fund.

[4]	On September 2, 2008, the Select Value Fund was renamed the Russell U.S. Value Fund.

[5]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund.

[6]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.

[7]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.

[8]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.

[9]	On September 2, 2008, the Tax-Managed Large Cap Fund was renamed the Russell Tax-Managed U.S. Large Cap Fund.

[10]	On September 2, 2008, the Tax-Managed Mid & Small Cap Fund was renamed the Russell Tax-Managed U.S. Mid & Small Cap Fund.

[11]	On March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.

[12]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.

[1][3]	On September 2, 2008, the Fixed Income I Fund was renamed the Russell Investment Grade Bond Fund.

[1][4]	On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.

[1][5]	On September 2, 2008, the Tax Exempt Bond Fund was renamed the Russell Tax Exempt Bond Fund.

[1][6]

On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund. On October 1, 2010, the Russell Real Estate Securities Fund was renamed the Russell Global Real Estate Securities Fund.

[1][7]	On September 2, 2008, the Money Market Fund was renamed the Russell Money Market Fund.

-i-

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended, and the provisions of Massachusetts’s law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940) of the Trust or Sub-Trust by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Sub-Trust or any Class of any such Sub-Trust at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds, except for the Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Opportunistic Credit Funds, is diversified. Under the Investment Company Act of 1940 as amended (the “1940 Act”), a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio – a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC’s Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Russell Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Other Class A Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C Shares are subject to a Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25%. Class E Shares are subject to a shareholder services fee of 0.25%. The Class I, Class S, and Class Y Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Pursuant to a claim for an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Russell Commodity Strategies Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any Class of any Fund’s shares or more than 25% of the voting Shares of any Fund please refer to the Appendix at the end of this SAI.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds’ Adviser, and the money managers. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are three Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Trustees and officers of certain Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.

The Board of Trustees is currently comprised of eight trustees, one of whom is an interested trustee. There are seven independent trustees on the Board, including Kristianne Blake who serves as the Chair of the Board and has since 2005. The Board of Trustees has overall responsibility for the oversight of the management of the Funds. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Fund reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Fund. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the Money Managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds The Board receives quarterly reports from the CCO which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Funds’ manager of manager structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds’ accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds’ records and the safekeeping arrangements of RIC’s custodian, reviews both the audit and non-audit work of RIC’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Daniel P. Connealy and Jonathan Fine, and Ms. Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2010, the Audit Committee held 4 meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trusts. Currently, the Investment Committee members consist of Mses. Julie W. Weston and Sandra Cavanaugh and Messrs. Thaddas L. Alston, Jack R. Thompson and Raymond P. Tennison, Jr. For the fiscal year ending October 31, 2010, the Investment Committee held 4 meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or Funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2010, the Nominating and Governance Committee held 2 meetings.

RIC paid in aggregate $941,454 for the fiscal year ended October 31, 2010 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC’s officers and employees are paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES

#Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006 • Chairman of the Investment Committee since 2010	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

•    Director, Avista Corp (electric utilities);

•    Trustee, Principal Investors Funds (investment company);

•    Trustee, Principal Variable Contracts Funds (investment company)

•    Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003 • Chairman of Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	• Director, Gold Banc Corporation until 2006

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES

Jonathan Fine Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2004	• Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	50	None

Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified. • Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2002	• Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non- depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•    President and CEO, RIC and RIF

•    Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•    Chairman of the Board, President and CEO, RFSC

•    Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•    May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•    2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•    1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•    Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•    Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•    Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2010

	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Sandra Cavanaugh#	$0	$0	$0	$0
Greg J. Stark##	$0	$0	$0	$0
INDEPENDENT TRUSTEES
Thaddas L. Alston	$119,308	$0	$0	$135,500
Kristianne Blake	$173,978	$0	$0	$196,667
Daniel P. Connealy	$119,791	$0	$0	$136,000
Jonathan Fine	$110,514	$0	$0	$125,500
Raymond P. Tennison, Jr.	$118,261	$0	$0	$134,000
Jack R. Thompson	$110,514	$0	$0	$125,500
Julie W. Weston	$114,822	$0	$0	$130,000
TRUSTEES EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson	$37,133	$0	$0	$41,600
Lee C. Gingrich*	$37,133	$0	$0	$41,600

#	Ms. Cavanaugh was elected to the Board of Trustees on January 22, 2010.

##	Effective January 22, 2010 Mr. Stark resigned from the Board of Trustees.

*	Effective December 31, 2010 Mr. Gingrich’s term as Trustee Emeritus expired.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2010

	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEE
Sandra Cavanaugh	None	None	None
INDEPENDENT TRUSTEES
Thaddas L. Alston	Russell Money Market Fund	over $100,000	over $100,000
Kristianne Blake	Russell U.S. Value Fund	over $100,000	over $100,000
	Russell Investment Grade Bond Fund	over $100,000
Daniel P. Connealy	Russell U.S. Core Equity Fund	$50,001-$100,000	over $100,000
	Russell U.S. Growth Fund	$10,001-$50,001
	Russell U.S. Value Fund	$10,001-$50,001
	Russell International Developed	$10,001-$50,001
Markets Fund
	Russell Emerging Markets Fund	$10,001-$50,001
	Russell Strategic Bond Fund	$10,001-$50,001
Jonathan Fine	Russell U.S. Core Equity Fund	over $100,000	over $100,000
	Russell U.S. Small & Mid Cap Fund	over $100,000
	Russell International Developed	over $100,000
Markets Fund
	Russell Global Equity Fund	$50,001-$100,000
	Russell Emerging Markets Fund	$50,001-$100,000
	Russell Strategic Bond Fund	$10,001-$50,000
	Russell Short Duration Bond Fund	$10,001-$50,000
	Russell Tax Exempt Bond Fund	$10,001-$50,000
	Russell Commodity Strategies Fund	$10,001-$50,000
	Russell Global Real Estate Securities	$10,001-$50,000
Fund
Raymond P. Tennison, Jr.	Russell U.S Core Equity Fund	over $100,000	over $100,000
	Russell U.S. Quantitative Equity Fund	over $100,000
	Russell U.S. Value Fund	$50,001-$100,000
	Russell U.S. Small & Mid Cap Fund	over $100,000
	Russell International Developed	over $100,000
Markets Fund
	Russell Tax Exempt Bond Fund	$50,001-$100,000

	Russell Global Real Estate Securities Fund	$10,001-$50,000
Jack R. Thompson	Russell U.S. Growth Fund	$10,001-$50,000	over $100,000
	Russell Emerging Markets Fund	$10,001-$50,000
	Russell Global Real Estate Fund	$10,001-$50,000
Julie W. Weston	Russell International Developed	$1-$10,000	over $100,000
Markets Fund
	Russell Global Equity Fund	$10,001-$50,000
	Russell Strategic Bond Fund	$50,001-$100,000
	Russell Investment Grade Bond Fund	$10,001-$50,000
	Russell Short Duration Bond Fund	$10,001-$50,000
	Russell Global Real Estate Securities Fund	$10,001-$50,000
TRUSTEES EMERITUS
George F. Russell, Jr.	None	None	None
Paul E. Anderson	None	None	over $100,000
Lee C. Gingrich	Russell U.S. Small & Mid Cap Fund	$10,001-$50,000	over $100,000
	Russell Global Real Estate Securities Fund	over $100,000

OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC’s necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company

Money Managers	Multiple professional discretionary investment management
organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Financial Services, Inc. (formerly Russell Fund Distributors, Inc.)

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services to RIC and RIMCo, as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. Until January 1, 2008, the Funds paid RIMCo a fee for advisory and administrative services. Beginning on January 1, 2008, the Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory and administrative services.

Except for the Russell Money Market Fund, RIMCo allocates most of each Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers and for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of a Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Fund’s Board, money managers for the Funds, allocates Fund assets among money managers, oversees the money managers and evaluates the performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. RIMCo currently manages the Russell Money Market Fund. RIMCo, as agent for RIC, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the applicable Prospectus for the Funds’ annual advisory percentage rates.)

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund.

In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, each Fund that invests its cash reserves or cash collateral received in securities lending transactions in the Russell Money Market Fund will bear indirectly a proportionate share of the Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Russell Money Market Fund pays to RIMCo and RFSC. Until the fourth quarter of 2009, the cash reserves and a portion of the securities lending cash collateral for all Funds were invested in the Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and securities lending collateral invested in the Russell Money Market Fund was 0.10% (net of fee waivers and reimbursements).

Commencing in the fourth quarter of 2009, each of the Funds which formerly invested its cash reserves or cash collateral received in securities lending transactions (together, the “Cash Balances”) in the Russell Money Market Fund now invests those Cash Balances in either the Russell U.S. Cash Management Fund or the Russell U.S. Cash Collateral Fund, unregistered funds advised by RIMCo and administered by RFSC (the “Cash Management Fund” and the “Cash Collateral Fund,” respectively). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund and the Cash Collateral Fund is 0.10%, respectively, the same as the net aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC with respect to the Russell Money Market Fund.

The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2010, October 31, 2009 and October 31, 2008, respectively:

	$Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$24,910,586	$21,671,839	$12,720,104	0.55%	0.55%	0.55%
Russell U.S. Quantitative Equity	21,270,160	20,791,069	10,443,818	0.55%	0.55%	0.55%
Russell U.S. Growth	729,693	782,744	1,451,522	0.80%	0.80%	0.80%
Russell U.S. Value	1,028,491	1,040,135	2,293,936	0.70%	0.70%	0.70%
Russell U.S. Small & Mid Cap	10,421,155	8,572,616	4,733,105	0.70%	0.70%	0.70%
Russell International Developed Markets	31,235,515	25,925,909	15,931,795	0.70%	0.70%	0.70%
Russell Global Equity	15,039,474	7,743,546	10,319,777	0.95%	0.95%	0.95%
Russell Emerging Markets	15,460,798	11,326,789	17,235,737	1.15%	1.15%	1.15%
Russell Tax-Managed U.S. Large Cap	2,559,740	2,150,803	3,682,532	0.70%	0.70%	0.70%
Russell Tax-Managed U.S. Mid & Small Cap	1,393,519	1,210,445	2,336,729	0.98%	0.98%	0.98%
Russell Global Opportunistic Credit Fund*	353,312	—	—	1.00%	—	—

Russell Strategic Bond	37,393,912	31,814,723	11,906,977	0.50%	0.50%	0.50%
Russell Investment Grade Bond	3,568,268	2,517,898	3,518,323	0.25%	0.25%	0.25%
Russell Short Duration Bond	3,443,632	1,984,923	1,987,404	0.45%	0.45%	0.45%
Russell Tax Exempt Bond	1,550,644	1,217,294	1,198,515	0.30%	0.30%	0.30%
Russell Commodity Strategies Fund**	4,281,573	—	—	1.25%	—	—
Russell Global Infrastructure Fund*	442,142	—	—	1.25%	—	—
Russell Global Real Estate Securities	14,498,851	10,834,642	16,346,340	0.80%	0.80%	0.80%
Russell Money Market	1,038,549	8,827,528	13,951,547	0.20%	0.20%	0.20%

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

RIMCo and RFSC have contractually agreed to waive and/or reimburse all or a portion of their advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with RIC or the Administrative Agreement and may be changed or discontinued. RIMCo currently calculates its advisory fee based on a Fund’s average daily net assets. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

Current Waivers:

For the Russell Money Market Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.15% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell U.S. Growth Fund, RIMCo has contractually agreed, until February 29, 2012, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

For the Russell Tax-Managed U.S. Mid & Small Cap Fund, RIMCo has contractually agreed, until February 29, 2012, to waive up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

For the Russell Strategic Bond Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.01% of its 0.50% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2012 to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Subsidiary Fees”). Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. These waivers may not be terminated during the relevant period except with Board approval.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

RFSC has contractually agreed to waive, at least through February 29, 2012, a portion of its transfer agency fees for certain classes of certain RIC Funds as set forth below.

Fund and Class	Amount Waived
Russell U.S. Core Equity - Class E	0.10%
Russell U.S. Small & Mid Cap – Class E	0.10%
Russell U.S. Quantitative Equity – Class E	0.10%
Russell Investment Grade Bond – Class E	0.10%
Russell Strategic Bond – Class E	0.10%
Russell International Developed Markets – Class E	0.10%
Russell Strategic Bond – Class A,C & S	0.02%
Russell Tax-Managed U.S. Mid & Small Cap – Class C, E & S	0.03%
Russell Tax-Managed U.S. Large Cap – Class C, E & S	0.08%
Russell Global Opportunistic Credit – Class A, C, E & S	0.09%
Russell Short Duration Bond – Class A, C, E & S	0.08%
Russell Tax Exempt Bond Fund – Class C, E & S	0.08%
Russell U.S. Growth Fund -- Class I	0.05%
Russell Global Infrastructure Fund – Class A, C, E and S	0.02%
Russell Money Market Fund – Class A	0.01%
Russell Money Market Fund – Class S	0.12%

Past Waivers:

For the Russell U.S. Growth Fund, RIMCo contractually agreed to waive from January 1, 2008 through February 28, 2011 up to the full amount of its 0.80% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2008, 2009 and 2010 was $190,252, $72,459, and $175,626, respectively. There were no reimbursements for the periods ended October 31, 2008, 2009 and 2010. As a result of the waiver, the Fund paid advisory fees of $1,261,270, $710,315 and $554,067 for the fiscal year ended October 31, 2008, 2009 and 2010, respectively.

For the Russell Tax-Managed U.S. Mid & Small Cap Fund, from January 1, 2008 through February 28, 2011, RIMCo contractually agreed to waive up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $248,827, $140,170 and $106,846 for the fiscal years ended October 31, 2008, 2009 and 2010, respectively. There were no reimbursements for the fiscal years ended October 31, 2008, 2009 and 2010. As a result of the waiver, the Fund paid advisory fees of $2,087,902, $1,070,275 and $1,286,673 for the fiscal years ended October 31, 2008, 2009 and 2010, respectively.

For the Russell Strategic Bond Fund, from March 1, 2010 through February 28, 2011, RIMCo contractually agreed to waive 0.01% of its 0.50% advisory fee for the Fund. From March 1, 2009 through February 28, 2010, RIMCo contractually agreed to waive 0.07% of its 0.50% advisory fee for the Fund. RIMCo waived fees in the amount of $5,370,231 and $2,233,929 for the fiscal years ended October 31, 2009 and 2010, respectively. As a result of the waiver, the Fund paid advisory fees of $26,444,492 and $35,159,983 for the fiscal years ended October 31, 2009 and 2010, respectively.

On October 1, 2008, the Strategic Bond Fund’s direct Fund-level expenses were capped at 0.51%. RIMCo had contractually agreed to waive, at least through February 28, 2009, up to the full amount of its 0.50% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.51% of the average daily net assets of that Fund on an annual basis. Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the fiscal year ended October 31, 2008 was $911,796. As a result of the waiver, the Fund paid advisory fees of $10,995,181 for the fiscal year ended October 31, 2008.

Effective October 1, 2010, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2012 to waive 0.05% of its 0.45% advisory fee. The total amount of the waiver for the period ended October 31, 2010 was $38,096. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $3,405,536 for the fiscal year ended October 31, 2010.

From September 1, 2008 to February 28, 2009, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. From January 1, 2008 through August 31, 2008, for the Russell Short Duration Bond Fund, RIMCo contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $40,729 for the fiscal year ended October 31, 2008. There was no reimbursement for the fiscal year ended October 31, 2008. As a result of the waiver, the Fund paid advisory fees of $1,946,675 for the fiscal year ended October 31, 2008.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Subsidiary Fees”). Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. The total amount of the waiver for the period ended October 31, 2010 was $1,397,975. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $2,171,247 for the fiscal year ended October 31, 2010.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 28, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. The total amount of the waiver for the period ended October 31, 2010 was $119,661. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $322,481 for the fiscal year ended October 31, 2010.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 28, 2012, to waive 0.27% of its 1.00% advisory fee. The total amount of the waiver for the period ended October 31, 2010 was $99,108. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $254,204 for the fiscal year ended October 31, 2010.

For the Russell Money Market Fund, RIMCo contractually agreed to waive through February 28, 2011, 0.15% of its 0.20% advisory fee. RIMCo waived fees in the amounts of $10,463,661, $6,824,399 and $778,912 for the fiscal years ended October 31, 2008, 2009 and 2010, respectively. As a result of the waiver, the Fund paid advisory fees equal to $3,487,886, $2,003,130 and $259,637 for the fiscal years ended October 31, 2008, 2009 and 2010, respectively.

From September 15, 2004 to September 30, 2008, for the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Strategic Bond and Russell Investment Grade Bond Funds, RIMCo contractually agreed to waive 0.02% of its 0.05% administrative fee. For the fiscal years ended October 31, 2008, RIMCo waived administrative fees in the amounts of $390,611 for the Russell U.S. Core Equity Fund, $309,448 for the Russell U.S. Quantitative Equity Fund, $112,740 for the Russell U.S. Small & Mid Cap Fund, $387,130for the Russell International Developed Markets Fund, $356,788 for the Russell Strategic Bond Fund and $261,933 for the Russell Investment Grade Bond Fund, respectively.

From January 1, 2008 through August 31, 2008, for the Class E Shares of the Russell Investment Grade Bond Fund, RFSC contractually agreed to waive its transfer agency fees to the extent that those fees for that class exceed 0.05% of the average daily net assets of the Class E Shares. For the Class E Shares of the Russell Investment Grade Bond Fund, RIMCo as transfer agent contractually agreed to waive from October 22, 2007 to December 31, 2007 its transfer agency fees to the extent that those fees for that class exceeded 0.05% of the average daily net assets of the Class E Shares. From January 1, 2008 through August 31, 2008, for Class I Shares of the Russell U.S. Growth Fund, RFSC contractually agreed to waive its transfer agency fees to the extent that those fees for that class exceed 0.01% of the average daily net assets of the Class I Shares.

Prior to March 1, 2010, RFSC had contractually agreed to waive a portion of its transfer agency fees as follows:

Fund	Class	Waivers
Russell U.S. Core Equity	E	0.13%
Russell U.S. Core Equity	I	0.05%
Russell U.S. Quantitative Equity	E	0.13%
Russell U.S. Quantitative Equity	I	0.05%
Russell U.S. Growth	I	0.05%
Russell U.S. Small & Mid Cap	E	0.13%
Russell International Developed Markets	E	0.13%
Russell International Developed Markets	I	0.05%
Russell Tax-Managed U.S. Large Cap	C	0.08%
Russell Tax-Managed U.S. Large Cap	E	0.08%
Russell Tax-Managed U.S. Large Cap	S	0.08%
Russell Tax-Managed U.S. Mid & Small Cap	C	0.03%
Russell Tax-Managed U.S. Mid & Small Cap	E	0.03%
Russell Tax-Managed U.S. Mid & Small Cap	S	0.03%
Russell Strategic Bond	A	0.02%
Russell Strategic Bond	C	0.02%
Russell Strategic Bond	E	0.13%
Russell Strategic Bond	I	0.05%
Russell Strategic Bond	S	0.02%
Russell Investment Grade Bond	E	0.13%
Russell Investment Grade Bond	I	0.05%
Russell Short Duration Bond	A	0.08%
Russell Short Duration Bond	C	0.08%
Russell Short Duration Bond	E	0.08%
Russell Short Duration Bond	S	0.08%
Russell Tax Exempt Bond	C	0.08%
Russell Tax Exempt Bond	E	0.08%
Russell Tax Exempt Bond	S	0.08%
Russell Money Market	A	0.01%
Russell Money Market	S	0.12%

For the periods ended October 31, 2010 and 2009, the total transfer agent fee waivers are as follows:

Fund	Amount waived for fiscal year ended 10/31/10	Amount waived for fiscal year ended 10/31/09
Russell U.S. Core Equity	$247,432	$481,804
Russell U.S. Quantitative Equity	$204,558	$445,901
Russell U.S. Growth	$23,336	$27,551
Russell U.S. Small & Mid Cap	$36,623	$46,589
Russell International Developed Markets	$250,441	$514,869
Russell Tax-Managed U.S. Large Cap	$291,909	$244,789
Russell Tax-Managed U.S. Mid & Small Cap	$42,593	$36,882
Russell Global Opportunistic Credit*	$6,387	—
Russell Strategic Bond	$895,745	$1,158,267
Russell Investment Grade Bond	$119,552	$245,564
Russell Short Duration Bond	$462,231	$259,310
Russell Tax Exempt Bond	$412,471	$324,043
Russell Global Infrastructure*	$1,450	—
Russell Money Market	$879,761	$4,958,356

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by RIMCo:

	$Amount Retained			Annual rate (as a % of average daily net assets)
Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$16,116,281	$13,396,937	$7,603,127	0.36%	0.34%	0.33%
Russell U.S. Quantitative Equity	14,984,988	14,754,504	7,302,000	0.39%	0.39%	0.40%
Russell U.S. Growth	495,119	511,427	927,941	0.54%	0.52%	0.51%
Russell U.S. Value	679,865	676,260	1,427,075	0.46%	0.46%	0.43%
Russell U.S. Small & Mid Cap	4,750,967	3,698,761	1,862,871	0.32%	0.30%	0.28%
Russell International Developed Markets	18,462,093	14,881,900	9,135,836	0.41%	0.40%	0.40%
Russell Global Equity	9,060,075	4,446,733	6,150,192	0.57%	0.55%	0.57%
Russell Emerging Markets	9,210,156	6,778,209	9,907,558	0.69%	0.69%	0.65%
Russell Tax-Managed U.S. Large Cap	1,538,729	1,282,910	2,150,620	0.42%	0.42%	0.41%
Russell Tax-Managed U.S. Mid & Small Cap	929,924	771,584	1,495,605	0.65%	0.62%	0.62%
Russell Global Opportunistic Credit*	143,312	N/A	N/A	0.46%	N/A	N/A
Russell Strategic Bond	29,880,341	24,645,610	8,768,179	0.40%	0.39%	0.39%
Russell Investment Grade Bond	2,462,370	1,630,144	2,436,078	0.17%	0.16%	0.17%
Russell Short Duration Bond	2,789,282	1,539,840	1,402,253	0.36%	0.35%	0.32%
Russell Tax Exempt Bond	736,929	533,026	499,004	0.14%	0.13%	0.13%
Russell Commodity Strategies**	3,662,357	N/A	N/A	1.18%	N/A	N/A
Russell Global Infrastructure*	442,142	N/A	N/A	1.25%	N/A	N/A
Russell Global Real Estate Securities	10,355,065	7,391,734	11,050,403	0.57%	0.55%	0.54%
Russell Money Market	1,038,549	8,827,528	13,951,547	0.20%	0.20%	0.20%

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor Seattle, WA 98101.

ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARY OF RUSSELL COMMODITY STRATEGIES FUND

The Russell Commodity Strategies Fund intends to gain exposure to commodity markets by investing up to 25% of its total assets in the Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services limited, PO Box 309, Ugland House Grand Cayman KY1-1104, Cayman Islands. The Subsidiary’s affairs are overseen by a board consisting of three directors.

The Subsidiary has entered into separate contracts with RIMCo and RFSC whereby RIMCo and RFSC provide investment advisory and administrative services, respectively, to the Subsidiary. In addition, RIMCo has entered into money manager agreements with each of the money managers to manage the portion of the Subsidiary’s assets assigned to them. Neither RIMCo, RFSC nor the money managers receive separate compensation from the Subsidiary for providing it with investment advisory or administrative services. However, the Fund pays RIMCo and RFSC based on the Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary has also entered into a separate contract for the provision of custody services with the same or with an affiliate of the same service provider that provides those services to the Fund. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, RIMCo and the money managers, in managing the Subsidiary, are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described elsewhere in detail in this SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board of Trustees regarding the Subsidiary’s compliance with its policies and procedures. The Fund and Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.

Please refer to the section in this SAI titled “Additional Information Concerning Taxes” for information about certain tax aspects of the Fund’s investment in the Subsidiary.

PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and in some cases participation in a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Compensation is not affected by an increase in Fund assets.

Bonuses are assessed by senior management based on the following:

•	Qualitative measures, such as a RIMCo Portfolio Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process.

•

Quantitative measures (fund performance). RIMCO Portfolio Managers receive a quantitative performance assessment score for the funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a fund that does not have 3 years of performance history. Performance for each fund is equally assessed relative to the fund’s index benchmark and relevant peer group. Fund weightings for each RIMCo Portfolio Manager are determined at the beginning of each yearly assessment period and signed off by the Asset Class CIO. A Portfolio Manager may be responsible for one or more funds. These funds and the assessment weighting for each fund is recorded in a central system at the beginning of the assessment period. Each fund may have an equal weight, could be asset weighted, could be a combination, or could be a custom set of applicable weights. Importantly, the assessment weighting for each fund is approved by the asset class CIO at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end to be used in the PM’s evaluation.

The above measures are equally-weighted and then combined with an assessment based on 360 feedback to produce an overall score. This score is used as a criterion by senior management to determine the final bonus amount.

In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the fund. The RIMCo Portfolio Manager does not choose the peer group. With the exception of the Russell Money Market Fund, the peer group assigned by senior management matches the assigned Lipper peer group for all RIC Funds. For the Russell Money Market Fund, the peer group assigned to the Fund by senior management differs from the Lipper peer group. The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:

Russell U.S. Core Equity Fund	Russell 1000® Index Lipper Large-Cap Core Funds Average

Russell U.S. Quantitative Equity Fund	Russell 1000® Index Lipper Multi-Cap Core Funds Average

Russell U.S. Growth Fund	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Average

Russell U.S. Value Fund	Russell 1000® Value Index Lipper Multi-Cap Value Funds Average

Russell U.S. Small & Mid Cap Fund	Russell 2500™ Index Russell 2000® Index Lipper Small-Cap Core Funds Average

Russell International Developed Markets Fund	Russell Developed ex-US Large Cap Index (net) MSCI EAFE® Index Net (USD) Lipper International Large-Cap Core Funds Average

Russell Global Equity Fund	Russell Developed Large Cap Index (net) MSCI World Net Dividend Index (USD) Lipper Global Large-Cap Core Funds Average

Russell Emerging Markets Fund	Russell Emerging Markets Index (net) MSCI Emerging Markets Index Net (USD) Lipper Emerging Markets Funds Average

Russell Tax-Managed U.S. Large Cap Fund	S&P 500® Index Lipper Large-Cap Core Funds Average

Russell Tax-Managed U.S. Mid &	Russell 2500™ Index

Small Cap Fund	Lipper Small Cap Core Fund Average

Russell Global Opportunistic Credit Fund	60% Merrill Lynch Global High Yield™/40% JP Morgan Emerging Markets Bond Index Global Diversified™

Russell Strategic Bond Fund	Barclays Capital U.S. Aggregate Bond Index Lipper BBB-Rated Corporate Debt Funds Average

Russell Investment Grade Bond Fund	Barclays Capital U.S. Aggregate Bond Index Lipper Intermediate Investment Grade Debt Funds Average

Russell Short Duration Bond Fund	BofAML 1-3 Yr U.S. Treasury Index Lipper Short-Investment Grade Debt Funds Average

Russell Tax Exempt Bond Fund	Barclays Capital Municipal Bond 1-10 Yr Blend (1-12) Index Lipper Intermediate Municipal Debt Funds Average

Russell Commodity Strategies Fund	Dow Jones UBS Commodity Index Total Return Index Lipper Commodities Average

Russell Global Real Estate Securities Fund	FTSE EPRA/NAREIT Developed Real Estate Index (net) FTSE NAREIT Equity REIT Index Lipper Real Estate Funds Average

Russell Global Infrastructure Fund	S&P Global Infrastructure Index

Russell Money Market Fund	BarCap 1-3 Month Treasury Index

RIMCo Manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class chief investment officers (“asset class CIOs”). Russell’s compensation committee approves salaries and bonuses after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS

THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2010

RIMCO MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS MANAGED BY THE RIMCO MANAGER
Matthew Beardsley	None	Russell Global Equity
Keith Brakebill*	None	Russell Investment Grade Bond
	None	Russell Tax Exempt Bond
	None	Russell Global Opportunistic Credit
Scott Crawshaw	None	Russell Emerging Markets
Jon Eggins**	None	Russell U.S. Small & Mid Cap
Bruce A. Eidelson	$10,001-$50,000 None	Russell Global Real Estate Securities Russell Global Infrastructure
Gerard Fitzpatrick*	None	Russell Strategic Bond
David L. Hintz	None	Russell U.S. Growth Russell U.S. Value
James Ind	None	Russell Commodity Strategies
James A. Jornlin	None	Russell International Developed Markets
Robert Kuharic	None None	Russell Tax-Managed U.S. Large Cap Russell Tax-Managed U.S. Mid & Small Cap
Kevin Lo*	None	Russell Short Duration Bond
Brian Mock	None	Mr. Mock has primary responsibility for the

management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described in the prospectuses.
Stephen W. Skatrud	None	Russell U.S. Core Equity
Richard Yasenchak	None	Russell U.S. Quantitative Equity

*	The information provided for Mr. Brakebill, Mr. Fitzpatrick and Mr. Lo is as of June 30, 2011.

**	The information provided for Mr. Eggins is as of March 31, 2011.

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the asset class CIO and the ISC must review and ratify the recommendations.

OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF OCTOBER 31, 2010

RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Matthew Beardlsey	—	—	5	$3,950.6	1	$511.5	$4,462.1
Keith Brakebill*	1	$516.5	2	$1,609.5	—	—	$2,126.0
Scott Crawshaw	1	$91.7	4	$4.882.7	1	$112.1	$5,086.5
Jon Eggins**	—	—	5	$2,698.7	2	$660.3	$3,359.0
Bruce A. Eidelson	1	$480.9	5	$2,016.2	1	$814.2	3,311.3
Gerard Fitzpatrick*	—	—	3	$3,929.2	3	$630.4	$4,449.6
David L. Hintz	—	—	4	$1,017.9	2	$332.7	$1,350.6
James Ind	2	$925.5	8	$506.4	—	—	$1,431.9
James A. Jornlin	1	$354.0	5	$6,470.7	3	$2,944.2	$9,768.9
Robert Kuharic***	1	$191.8	5	$2,702.7	2	$601.7	$3,496.2
Kevin Lo*	—	—	1	$123.4	—	—	$123.4
Brian Mock	—	—	9	$471.9	—	—	471.9
Stephen W. Skatrud	1	$359.1	9	$8,175.9	—	—	8,535.0
Richard Yasenchak	—	—	5	$3,294.1	1	$335.3	3,629.4

*	The information provided for Mr. Brakebill, Mr. Fitzpatrick and Mr. Lo is as of May 31, 2011.

**	The information provided for Mr. Eggins is as of March 31, 2011.

***	The information provided for Mr. Kuharic is as of December 31, 2010.

MONEY MANAGERS. The Funds’ money managers are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of a Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2010, 2009 and 2008, fees paid to the money managers were:

				Annual rate
	$Amount Paid			(as a % of average daily net assets)
Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$8,794,305	$8,274,902	$5,116,977	0.19%	0.21%	0.22%
Russell U.S. Quantitative Equity	6,285,172	6,036,565	3,141,818	0.16%	0.16%	0.15%
Russell U.S. Growth	234,574	271,317	523,581	0.26%	0.28%	0.29%
Russell U.S. Value	348,626	363,875	866,861	0.24%	0.24%	0.27%
Russell U.S. Small & Mid Cap	5,670,188	4,873,855	2,870,234	0.38%	0.40%	0.42%
Russell International Developed Markets	12,773,422	11,044,009	6,795,959	0.29%	0.30%	0.30%
Russell Global Equity	5,979,399	3,296,813	4,169,585	0.38%	0.40%	0.38%
Russell Emerging Markets	6,250,642	4,548,580	7,328,179	0.46%	0.46%	0.50%
Russell Tax-Managed U.S. Large Cap	1,021,011	867,893	1,531,912	0.28%	0.28%	0.29%
Russell Tax-Managed U.S. Mid & Small Cap	463,595	438,861	841,124	0.33%	0.36%	0.36%
Russell Global Opportunistic Credit**	210,000	N/A	N/A	0.54%	N/A	N/A
Russell Strategic Bond	7,513,571	7,169,113	3,138,798	0.10%	0.11%	0.11%
Russell Investment Grade Bond	1,105,898	887,754	1,082,245	0.08%	0.09%	0.08%
Russell Short Duration Bond	654,350	445,083	585,151	0.09%	0.10%	0.13%
Russell Tax Exempt Bond	813,715	684,268	699,511	0.16%	0.17%	0.17%
Russell Commodity Strategies*	619,216	N/A	N/A	0.07%	N/A	N/A
Russell Global Infrastructure**	—	N/A	N/A	—	N/A	N/A
Russell Global Real Estate Securities	4,143,786	3,442,908	5,295,937	0.23%	0.25%	0.26%

*	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

**	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

ORDER PLACEMENT DESIGNEES. Russell Financial Services, Inc. or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of RIC’s Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether RIMCo and each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Capital Management, L.P.	Yes	No	Yes
AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes
Armstrong Shaw Associates Inc.	Yes	Yes, subject to blackout periods	Yes
Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes
Axiom International Investors LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
BlackRock Capital Management, Inc	Yes	Yes, subject to blackout periods	Yes
Brookfield Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes
Chartwell Investment Partners	Yes	Yes, subject to blackout periods	Yes
ClariVest Asset Management, LLC	Yes	No	Yes
Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes
Cornerstone Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Credit Suisse Asset Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to blackout periods	Yes
Delaware Management Company, a series of Delaware Management Business Trust	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
del Rey Global Investors, LLC	Yes	Yes, subject to pre-clearance, holding periods and blackout	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
periods
DePrince, Race & Zollo, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
DDJ Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to blackout periods	Yes
Driehaus Capital Management LLC	Yes	Yes, subject to blackout periods	Yes
First Eagle Investment Management, LLC	Yes	Yes, subject to blackout periods	Yes
Genesis Asset Managers , LLP	Yes	Yes, subject to blackout periods	Yes
GLG Inc.	Yes	Yes, subject to pre-clearance, holding periods and blackout periods	Yes
Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Harding Loevner LP	Yes	Yes, subject to blackout periods	Yes
Harris Associates, L.P.	Yes	Yes, subject to blackout periods	Yes
Institutional Capital LLC	Yes	No	Yes
INTECH Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
INVESCO Advisers, Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes
J.P. Morgan Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes
Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Jefferies Asset Management, LLC	Yes	Yes, subject to pre-clearance, holding periods, and blackout periods	Yes
Lazard Asset Management LLC	Yes	Yes, subject to blackout periods	Yes
Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes
Macquarie Capital Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
Marsico Capital Management Company, LLC	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc.	No	Yes
Metropolitan West Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes
Mondrian Investment Partners Ltd.	Yes	Yes, subject to blackout periods	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes
Netols Asset Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Neuberger Berman Fixed Income LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Next Century Growth Investors, LLC	Severely restricts personal trading, except for managed, fee-based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of closed end funds, ETFs and employer securities purchased pursuant to employer-sponsored automatic investment plans	Yes	Yes
Numeric Investors LLC	Yes	Yes, subject to blackout periods	Yes
Nuveen Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
Oaktree Capital Management, L.P.	Yes	Yes, subject to blackout periods	Yes
Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Palisades Investment Partners, LLC	Yes	Yes, subject to blackout periods	Yes
PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Parametric Portfolio Associates LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Pzena Investment Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or within one day of a client buy or sell order	Yes
Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes
Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Sanders Capital, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to pre-clearance, holding periods, and prohibition on sales of securities held in client accounts.	Yes
Sands Capital Management, LLC	Yes	Yes, subject to blackout periods	Yes
Schneider Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes
Signia Capital Management, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of mutual funds, closed end funds, ETFs and index funds	Yes	Yes
Snow Capital Management L.P.	Yes	Yes, but not in common or preferred shares of individual stocks or stock options	Yes
Standish Mellon Asset Management Company LLC	Yes	Yes, subject to blackout periods	Yes
Stone Harbor Investment Partners LP.	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to pre-clearance and holding periods	Yes
Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes
Summit Creek Advisors, LLC	Yes	Yes, subject to blackout periods	Yes
Sustainable Growth Advisers, LP	Yes	Yes, but not in securities with pending or possible client but or sell orders.	Yes
Systematic Financial Management, L.P.	Yes	Yes, subject to blackout periods	Yes
Tradewinds Global Investors, LLC	Yes	Yes, subject to blackout periods	Yes
T. Rowe Price Associates, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Turner Investment Partners, Inc.	Yes	Yes, but not in securities in which the adviser has a long or short position and subject to blackout periods	Yes
Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes
Victoria 1522 Investments LP	Yes	Yes, subject to blackout	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
periods
Western Asset Management Company	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company Limited	Yes	Yes, subject to blackout periods	Yes
William Blair & Company, LLC	Yes	Yes, subject to blackout periods	Yes

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the “SEC”) Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, because the Funds offer multiple classes of Shares, the Funds will also be referred to as “Multiple Class Funds.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.

Description of the Distribution Plan for Multiple Class Funds

In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A or Class C Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

For each Multiple Class Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A and Class C Shares of such Multiple Class Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds

Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”

Under the Distribution Plan, the following Multiple Class Funds’ C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2010, 2009 and 2008 (these amounts were for compensation to dealers):

	10/31/10	10/31/09	10/31/08
Russell U.S. Core Equity*	$605,168	$568,574	$115,014
Russell U.S. Quantitative Equity*	512,320	515,920	78,872
Russell U.S. Growth	43,158	39,947	73,120
Russell U.S. Value	79,981	70,345	143,335
Russell U.S. Small & Mid Cap*	243,451	212,204	45,979
Russell International Developed Markets*	542,862	522,491	109,453
Russell Global Equity	77,808	56,259	80,769
Russell Emerging Markets	286,311	197,587	385,142
Russell Tax-Managed U.S. Large Cap	93,585	80,426	149,868
Russell Tax-Managed U.S. Mid & Small Cap	55,904	52,196	93,857
Russell Global Opportunistic Credit**	319	—	—
Russell Strategic Bond*	835,784	723,799	89,523
Russell Investment Grade Bond	281,115	235,530	262,834
Russell Short Duration Bond	592,420	201,873	137,604
Russell Tax Exempt Bond	203,271	145,397	121,931
Russell Commodity Strategies***	3,931	—	—
Russell Global Infrastructure**	349	—	—
Russell Global Real Estate Securities	381,431	291,047	584,068

*	Class C Shares of the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets and Russell Strategic Bond Funds commenced operations on September 2, 2008.

**	Class C Shares of the Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

***	Class C Shares of the Russell Commodity Strategies Fund commenced operations on July 1, 2010.

Under the Distribution Plan, the following Multiple Class Funds’ A Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2010, 2009 and 2008 (these amounts were for compensation to dealers):

	10/31/10	10/31/09	10/31/08
Russell U.S. Core Equity*	$58,031	$44,107	$7,084
Russell U.S. Quantitative Equity*	44,787	37,203	4,428
Russell U.S. Small & Mid Cap*	28,335	19,449	3,157
Russell International Developed Markets*	53,705	40,853	6,523
Russell Global Equity	15,401	8,431	7,630
Russell Emerging Markets	38,217	21,277	29,029
Russell Tax-Managed U.S. Large Cap**	701	—	—
Russell Tax-Managed U.S. Mid & Small Cap**	280	—	—
Russell Global Opportunistic Credit***	31	—	—
Russell Strategic Bond*	128,252	72,760	6,747
Russell Investment Grade Bond **	304	—	—
Russell Short Duration Bond	49,463	24,374	9,064
Russell Tax Exempt Bond**	1,201	—	—
Russell Commodity Strategies****	1,473	—	—
Russell Global Infrastructure***	41	—	—
Russell Global Real Estate Securities	53,019	32,732	46,394
Russell Money Market	—	231,973	503,548

*	Class A Shares of these Funds commenced operations on September 2, 2008.

**	Class A Shares of these Funds commenced operations on June 1, 2010.

***	Class A Shares of the Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

****	Class A Shares of the Russell Commodity Strategies Fund commenced operations on July 1, 2010.

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”

Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class C or Class E, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of RIC’s Class C or Class E. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved, by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund’s Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds’ Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2010:

	Class C	Class E
Russell U.S. Core Equity	$201,723	$231,847
Russell U.S. Quantitative Equity	170,773	186,939
Russell U.S. Growth	14,386	13,865
Russell U.S. Value	26,660	11,671
Russell U.S. Small & Mid Cap	81,150	82,791
Russell International Developed Markets	180,954	224,382
Russell Global Equity	25,936	63,212
Russell Emerging Markets	95,437	84,586
Russell Tax-Managed U.S. Large Cap	31,178	42,009
Russell Tax-Managed U.S. Mid & Small Cap	18,635	8,406
Russell Global Opportunistic Credit*	106	113

Russell Strategic Bond	278,595	378,801
Russell Investment Grade Bond	93,705	128,072
Russell Short Duration Bond	197,473	55,532
Russell Tax Exempt Bond	67,757	72,734
Russell Commodity Strategies**	1,310	4,560
Russell Global Infrastructure*	116	128
Russell Global Real Estate Securities	127,143	101,528

*	Class C and E Shares of the Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	Class C and E Shares of the Russell Commodity Strategies Fund commenced operations on July 1, 2010.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this SAI, RIMCo and RFSC have contractually agreed to waive and/or reimburse until February 29, 2012, all or a portion of their advisory and administrative fees with respect to certain Funds.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of Certain Russell Funds (except the Russell Money Market Fund)

Class A shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows.

The Funds receive the entire net asset value of all Class A shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below. The equity Funds and the fixed income Funds have different front-end sales charges. The equity Funds include the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Real Estate Securities, Russell Tax-Managed U.S. Large Cap, Russell Commodity Strategies, Russell Global Infrastructure and Russell Tax-Managed Mid & Small Cap Funds. The fixed income Funds include the Russell Strategic Bond, Russell Short Duration Bond, Russell Investment Grade Bond, Russell Global Opportunistic Credit and Russell Tax Exempt Funds.

Equity Funds Front-End Sales Charge

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%

Fixed Income Funds Front-End Sales Charge

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	2.00%	2.04%	1.60%
$500,000 but less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 or more	-0-	-0-	up to 1.00%

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of up to 1.00%.

The Funds’ distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Commissions are paid to Financial Intermediaries on Class A share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.

Sales Charge Waivers and Reductions

Please see the applicable Russell Funds’ prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class A Shares of the Russell Money Market Fund

Class A shares of the Russell Money Market Fund are sold without a front-end sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate up to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them. To maintain a certain net yield for the Class A Shares of the Russell Money Market Fund, payments of the distribution fee on these shares were temporarily suspended for the three-month period beginning July 1, 2009. This suspension was extended for the three-month periods beginning October 1, 2009, January 1, 2010, April 1, 2010, July 1, 2010, October 1, 2010, January 1, 2011, April 1, 2011 and July 1, 2011. This suspension may be extended, at the discretion of the President or Treasurer of RIC, for the three-month period commencing on October 1, 2011.

Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds’ Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.

Class S Shares of all Funds

MOVING FROM CLASS S TO CLASS A SHARES. You can redeem Class S shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S shares in the fee-based program for at least one year, (c) the purchase of the Class A shares is part of a series of transactions designed to move you from Class S shares to Class A shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RFSC believes that an exchange between classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the exchange as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.

Class E, I and S Shares of All Funds

Except for the Russell Money Market Fund, Class E, I and S Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E, I or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E, I or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.

The Funds generally do not have the ability to enforce these limitations on access to Class E, I and S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E, I and S Shares available to those categories of investors listed above that qualify for access to Class E, I and S Shares. However, the Funds will not knowingly sell Class E, I or S Shares to any investor not meeting one of the foregoing criteria.

Minimum Initial Investment Requirements. If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

The following lists the exceptions to the minimum initial investment requirements:

1.	A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in-kind or the sale and purchase of shares of the same class of the same Fund within 30 days.

2.	For Class Y Shares, upon prior notice to the Transfer Agent, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.

3.	For Class Y Shares, there is no required minimum initial investment for (i) any Russell Investment Company or Russell Investment Funds fund of funds, (ii) for investment companies that have entered into contractual arrangement with the Funds or their service providers to acquire Class Y Shares or (iii) shares acquired by any collective vehicle or other discretionary account actively managed by Russell Investments.

4.	For Class I Shares, the following categories of investor are not subject to any initial minimum investment requirement: (i) U.S. Russell associates and their spouses, domestic partners and dependent children; (ii) UTMAs or UGMAs opened by a U.S. Russell associate for the benefit of their dependent child, grandchild, great-grandchild, niece or nephew; (iii) retired Russell associates and their spouses, domestic partners and dependent children; (iv) directors, trustees, retired directors or retired trustees of Frank Russell Company, any of its subsidiaries, Russell Investment Company or Russell Investment Funds; (v) Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children; and (vi) retired Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children. A dependent child is one under the age of 21 that is a child by blood, adoption or a stepchild under a current marriage or domestic partnership.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The Russell International Developed Markets, Russell Global Equity, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Opportunistic Credit, Russell Global Real Estate Securities and Russell Emerging Markets Funds’ portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price. Fixed–income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed–income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service or broker when the prices are believed to be reliable––that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a–7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. The Funds’ Board has established procedures for the purpose of maintaining a constant net asset value for the Russell Money Market Fund. However, there can be no assurance that a constant net asset value will be maintained for the Russell Money Market Fund. Such procedures typically include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the amortized cost per share. Should such deviation exceed  1/2 of 1% for the Russell Money Market Fund, the Funds’ Board will promptly hold a meeting in person or by telephone conference call to consider what, if any, action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Fund, withholding dividends, utilizing a net asset value per share as determined by using available market quotations and investing all cash instruments maturing on the next business day.

Short-term securities maturing within 60 days at time of purchase held by the non–money market Funds are also valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in one major U.S. market index meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Growth, Russell U.S. Value, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Investment Grade Bond, Russell Global Real Estate Securities, Russell Commodity Strategies and Russell Global Infrastructure Funds for investment income and/or capital appreciation and not for short–term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Russell U.S. Small & Mid Cap, Russell Strategic Bond, Russell Short Duration Bond, Russell Tax Exempt Bond and Russell Global Opportunistic Credit Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short–term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Russell Tax–Managed U.S. Large Cap Fund and the Russell Tax–Managed U.S. Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short–term capital gains and to minimize the realization of net long–term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Russell Tax–Managed U.S. Large Cap Fund and the Russell Tax–Managed U.S. Mid & Small Cap Fund.

The portfolio turnover rates for certain multi–manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund’s portfolio turnover ratios and brokerage commissions. The Funds’ changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager’s portfolio.

The Funds, except the Russell Tax–Managed U.S. Large Cap, Russell Tax–Managed U.S. Mid & Small Cap and Russell Tax Exempt Bond Funds, do not give significant weight to attempting to realize long–term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal years ended October 31, 2010 and 2009 for each Fund (other than the Russell Money Market Fund) were:

	10/31/10	10/31/09
Russell U.S. Core Equity	97%	125%
Russell U.S. Quantitative Equity	102	115
Russell U.S. Growth	111	118
Russell U.S. Value	97	111
Russell U.S. Small & Mid Cap	99	153
Russell International Developed Markets	91	115
Russell Global Equity	74	127
Russell Emerging Markets	67	77
Russell Tax–Managed U.S. Large Cap	82	56
Russell Tax–Managed U.S. Mid & Small Cap	57	55
Russell Global Opportunistic Credit*	4	N/A
Russell Strategic Bond	206	154
Russell Investment Grade Bond	157	87
Russell Short Duration Bond	195	217
Russell Tax Exempt Bond	24	52
Russell Commodity Strategies**	11	N/A
Russell Global Infrastructure*	8	N/A
Russell Global Real Estate Securities	141	118

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website following each month end. Except for the Russell Money Market Fund, such disclosure will be available no later than 60 calendar days following each month end. Disclosure of a Fund’s top ten portfolio holdings as of the last day of each month will be available on the Fund’s website no later than 15 calendar days after each month end.

Effective October 7, 2010, following each month end, the Russell Money Market Fund will post on its website a schedule of investments that conforms to the requirements of Rule 2a-7 under the 1940 Act. Such disclosure will be available on the Russell Money Market Fund’s website no later than 5 business days after each month end and will remain on the website for at least six months.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. Prior to making an in-kind distribution, RIMCo will notify the redeeming Shareholder that all information regarding the Fund’s portfolio holdings is non-public and confidential, may not be disclosed to others and may not be used as the basis for any trading decisions.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Brown Brothers Harriman, Pace, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

In addition, the Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc. (“GSI”), and Risk Metrics Group, Inc. (“RiskMetrics”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and RiskMetrics receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as iMoneyNet, Crane Data LLC, Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of a Fund are owned directly by any other RIC Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIMCo. RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker–dealer is paid in compliance with RIC’s procedures adopted in accordance with Rule 17e–1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker–dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Funds effect certain transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services and its correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non–affiliated brokers.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.

Recapture Services retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services and its correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services and its correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the fiscal years ended October 31, 2010, 2009 and 2008, the total brokerage commissions paid by the Funds were:

	2010	2009	2008
Russell U.S. Core Equity	$7,414,842	$8,815,960	$4,245,805
Russell U.S. Quantitative Equity	4,494,437	4,783,446	2,333,164
Russell U.S. Growth	194,200	310,454	397,614
Russell U.S. Value	391,029	560,155	1,109,042
Russell U.S. Small & Mid Cap	3,545,647	5,133,690	2,101,044
Russell International Developed Markets	7,793,881	7,552,609	5,402,820
Russell Global Equity	2,934,741	1,688,155	2,864,577
Russell Emerging Markets	2,227,998	2,188,947	3,079,574
Russell Tax–Managed U.S. Large Cap	397,975	425,264	449,276
Russell Tax–Managed U.S. Mid & Small Cap	200,751	273,891	468,949
Russell Strategic Bond	503,855	551,819	315,079
Russell Investment Grade Bond	92,779	81,718	127,450
Russell Short Duration Bond	38,901	57,763	23,190
Russell Global Infrastructure*	564,396	N/A	N/A
Russell Global Real Estate Securities	4,697,304	4,493,790	2,992,425

*	The Russell Global Infrastructure Fund commenced operations on October 1, 2010.

The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions, and (4) Fund mergers.

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond, Russell Commodity Strategies and Russell Money Market Funds normally do not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the fiscal year ended October 31, 2010, approximately $2,269,111 of the brokerage commissions of the Funds were directed to brokers who provided brokerage or research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchases or sellers of securities, (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or

(3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the fiscal years ended October 31, 2010, 2009 and 2008 from portfolio transactions effected for the Funds, were as follows:

	2010			2009
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap
Macquarie Capital Investment Management
Russell Global Infrastructure	437	0.08	0.05
Mellon Capital Management Corporation
Russell U.S. Quantitative Equity				194,206	4.06	0.74
Russell Implementation Services, Inc.
Russell U.S. Core Equity	994,390	13.41	11.58	1,114,371	12.64	6.28
Russell U.S. Quantitative Equity	1,448,904	32.24	15.36	1,446,799	30.25	8.07
Russell U.S. Growth	4,455	2.29	2.94	16,890	5.44	0.89
Russell U.S. Value	80,612	20.62	17.07	34,124	6.09	2.68
Russell U.S. Small & Mid Cap	151,670	4.28	3.58	369,016	7.19	3.38
Russell International Developed Markets	827,037	10.61	8.50	1,462,055	19.36	6.95
Russell Global Equity	652,156	22.22	15.76	310,577	18.40	8.28
Russell Emerging Markets	25,453	1.14	0.65	33,930	1.55	0.44
Russell Tax-Managed U.S. Large Cap	10,312	2.59	3.01	6,556	1.54	0.63
Russell Tax-Managed U.S. Mid & Small Cap	42,034	20.94	17.41	14,787	5.40	1.29
Russell Short Duration Bond				27,690	47.94	0.45
Russell Global Infrastructure	379,072	67.16	32.12
Russell Global Real Estate Securities	1,357,505	28.90	28.26	247,542	5.51	4.01
UBS Global Asset Management
Russell International Developed Markets	7,688	0.10	0.04	5,318	0.07	0.02
Russell Emerging Markets	636	0.03	0.01	2,439	0.11	0.26

	2008
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap	1,231	0.06	0.00
Macquarie Capital Investment Management
Russell Global Infrastructure
Mellon Capital Management Corporation
Russell U.S. Quantitative Equity	132,541	5.68	0.90
Russell Implementation Services, Inc.
Russell U.S. Core Equity	148,946	3.51	2.86
Russell U.S. Quantitative Equity	521,212	22.34	5.57
Russell U.S. Growth	354	0.09	0.68
Russell U.S. Value	79,211	7.14	7.47
Russell U.S. Small & Mid Cap	220,602	10.50	4.44
Russell International Developed Markets	281,245	5.21	2.14
Russell Global Equity	477,075	16.65	13.39
Russell Emerging Markets	20,496	0.67	0.83
Russell Tax-Managed U.S. Large Cap	2,428	0.54	0.42
Russell Tax-Managed U.S. Mid & Small Cap	15,689	3.35	3.30
Russell Short Duration Bond
Russell Global Infrastructure
Russell Global Real Estate Securities

UBS Global Asset Management
Russell International Developed Markets	4,325	0.08	0.02
Russell Emerging Markets	7,046	0.23	0.08

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2010 for the Funds was 6.39%.

During the fiscal year ended October 31, 2010, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker–dealer securities held as of October 31, 2010, was as follows:

Brokers by Commission

Broker	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund
Barclays Capital, Inc.
BNY Mellon Securities LLC	22,917,671	1,709,092	521,248	1,881,254
Citigroup, Inc.	11,221,189	7,009,438	508,805	1,446,330	4,800,000
Credit Agricole Cheuvreux North America, Inc.
Credit Suisse First Boston Corp.
Deutsche Bank Securities, Inc.
Goldman, Sachs & Co.	54,028,662	17,849,355	523,248	1,192,640
HSBC Securities, Inc.
J.P. Morgan Securities, Inc.	69,226,519	50,163,048	191,913	3,121,409
Jefferies & Company	3,122,865
KeyBanc Capital Markets, Inc.		1,430,793		864,045
Lehman Brothers, Inc.
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Morgan Stanley & Co. Incorporated	6,000,000	17,945,174	100,000	1,144,766	1,500,000
UBS Securities LLC

Broker	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund
Barclays Capital, Inc.	40,123,503
BNY Mellon Securities LLC		29,299,150		254,760
Citigroup, Inc.	2,516,911	2,394,589	343,872	5,108,249	480,000
Credit Agricole Cheuvreux North America, Inc.	10,701,540
Credit Suisse First Boston Corp.	9,364,557	10,347,874	1,450,421
Deutsche Bank Securities, Inc.	3,663,092	2,484,480	819,816
Goldman, Sachs & Co.		16,525,863	8,200,000	5,699,240
HSBC Securities, Inc.	65,005,079	2,710,485	1,852,624
J.P. Morgan Securities, Inc.	6,051,849	45,533,131		4,918,994
Jefferies & Company					152,410
KeyBanc Capital Markets, Inc.					138,345
Lehman Brothers, Inc.
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,125,000
Morgan Stanley & Co. Incorporated	19,500,000	21,010,887		713,769	150,000
UBS Securities LLC	45,454,776	9,565,469

Broker	Russell Strategic Bond Fund	Russell Short Duration Bond Fund	Russell Investment Grade Bond Fund
Barclays Capital, Inc.	49,532,821	60,520,000	101,184,379
BNY Mellon Securities LLC	601,924	481,539
Citigroup, Inc.	111,137,431	4,820,754	21,469,645
Credit Agricole Cheuvreux North America, Inc.	1,802,625		611,800
Credit Suisse First Boston Corp.	38,104,469	2,809,662	21,715,792
Deutsche Bank Securities, Inc.	42,268,184	452,488	2,675,329
Goldman, Sachs & Co.	64,001,245	2,760,485	19,005,536
HSBC Securities, Inc.	32,942,154	(540,010)	4,929,257
J.P. Morgan Securities, Inc.	228,819,179	10,546,778	41,025,887
Jefferies & Company
KeyBanc Capital Markets, Inc.	9,813,629	1,529,036	749,562
Lehman Brothers, Inc.	24,339,699	635,933	847,148
Macquarie Group Limited	17,350,197
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,253,758	1,604,941	6,676,902
Morgan Stanley & Co. Incorporated	125,874,488	59,394,414	72,170,146
UBS Securities LLC	59,115,070	5,212,102	4,848,684

Broker	Russell Commodity Strategies Fund*	Russell Global Opportunistic Credit Fund**	Russell Global Infrastructure Fund**
Barclays Capital, Inc.		3,535,069
BNY Mellon Securities LLC
Citigroup, Inc.
Credit Agricole Cheuvreux North America, Inc.
Credit Suisse First Boston Corp.
Deutsche Bank Securities, Inc.
Goldman, Sachs & Co.
HSBC Securities, Inc.
J.P. Morgan Securities, Inc.		1,366,753
Jefferies & Company
KeyBanc Capital Markets, Inc.
Lehman Brothers, Inc.
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Morgan Stanley & Co. Incorporated			11,700,000
UBS Securities LLC

*	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

**	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

Brokers by Principal (Zero Commissions)

Broker	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund
Banc of America Securities LLC	25,401,856	3,979,164		1,951,550
Barclays Capital, Inc.
BNP Paribas
BNY Mellon Securities LLC	22,917,671	1,709,092	521,248	1,881,254
Citigroup, Inc.	11,221,189	7,009,438	508,805	1,446,330	4,800,000
Credit Suisse First Boston Corp.
Daiwa Securities
Deutsche Bank Securities, Inc.
Goldman, Sachs & Co.	54,028,662	17,849,355	523,248	1,192,640
HSBC Securities, Inc.
Itau Unibanco
J.P. Morgan Securities, Inc.	69,226,519	50,163,048	191,913	3,121,409
Jefferies & Company	3,122,865
KeyBanc Capital Markets, Inc.		1,430,793		864,045
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Morgan Stanley & Co. Incorporated	6,000,000	17,945,174	100,000	1,144,766	1,500,000
Raymond James & Associates		564,400			2,599,288
Royal Bank of Canada
Royal Bank of Scotland
State Street Global Markets, LLC	13,563,648		727,459	530,352
UBS Securities LLC
Wachovia Securities
Wells Fargo & Co.	82,166,657	19,581,151		2,748,050

Broker	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund
Banc of America Securities LLC		680,680		4,804,205
Barclays Capital, Inc.	40,123,503
BNP Paribas	13,868,416	3,480,178
BNY Mellon Securities LLC		29,299,150		254,760
Citigroup, Inc.	2,516,911	2,394,589	343,872	5,108,249	480,000
Credit Suisse First Boston Corp.	9,364,557	10,347,874	1,450,421
Daiwa Securities		18,440,880
Deutsche Bank Securities, Inc.	3,663,092	2,484,480	819,816
Goldman, Sachs & Co.		16,525,863	8,200,000	5,699,240
HSBC Securities, Inc.	65,005,079	2,710,485	1,852,624
Itau Unibanco	5,540,493	4,177,656	10,036,784
J.P. Morgan Securities, Inc.	6,051,849	45,533,131		4,918,994
Jefferies & Company					152,410
KeyBanc Capital Markets, Inc.					138,345
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,125,000
Morgan Stanley & Co. Incorporated	19,500,000	21,010,887		713,769	150,000
Raymond James & Associates					139,633
Royal Bank of Canada
Royal Bank of Scotland	6,322,516
State Street Global Markets, LLC				939,600
UBS Securities LLC	45,454,776	9,565,469
Wachovia Securities
Wells Fargo & Co.				5,728,211

Broker	Russell Strategic Bond Fund	Russell Short Duration Bond Fund	Russell Investment Grade Bond Fund
Banc of America Securities LLC	112,821,212	9,961,934	19,989,577
Barclays Capital, Inc.	49,532,821	60,520,000	101,184,379
BNP Paribas	15,757,823		1,819,250
BNY Mellon Securities LLC	601,924	481,539
Citigroup, Inc.	111,137,431	4,820,754	21,469,645
Credit Suisse First Boston Corp.	38,104,469	2,809,662	21,715,792
Daiwa Securities
Deutsche Bank Securities, Inc.	42,268,184	452,488	2,675,329
Goldman, Sachs & Co.	64,001,245	2,760,485	19,005,536
HSBC Securities, Inc.	32,942,154	(540,010)	4,929,257
Itau Unibanco			1,900,791
J.P. Morgan Securities, Inc.	228,819,179	10,546,778	41,025,887
Jefferies & Company
KeyBanc Capital Markets, Inc.	9,813,629	1,529,036	749,562
Macquarie Group Limited	17,350,197
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,253,758	1,604,941	6,676,902
Morgan Stanley & Co. Incorporated	125,874,488	59,394,414	72,170,146
Raymond James & Associates
Royal Bank of Canada	(529,792)
Royal Bank of Scotland	61,155,330	8,252,427	8,922,359
State Street Global Markets, LLC
UBS Securities LLC	59,115,070	5,212,102	4,848,684
Wachovia Securities	27,355,657	2,632,710	3,087,456
Wells Fargo & Co.	122,422,531	22,261,219	7,213,114

Broker	Russell Commodity Strategies Fund*	Russell Global Opportunistic Credit Fund**	Russell Global Infrastructure Fund**
Banc of America Securities LLC
Barclays Capital, Inc.		3,535,069
BNP Paribas
BNY Mellon Securities LLC
Citigroup, Inc.
Credit Suisse First Boston Corp.
Daiwa Securities
Deutsche Bank Securities, Inc.
Goldman, Sachs & Co.
HSBC Securities, Inc.
Itau Unibanco
J.P. Morgan Securities, Inc.		1,366,753
Jefferies & Company
KeyBanc Capital Markets, Inc.
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Morgan Stanley & Co. Incorporated			11,700,000
Raymond James & Associates
Royal Bank of Canada
Royal Bank of Scotland
State Street Global Markets, LLC
UBS Securities LLC
Wachovia Securities
Wells Fargo & Co.

*	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

**	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund’s investment objective, with the exception of Russell U.S. Quantitative Equity Fund, Russell International Developed Markets Fund, Russell Investment Grade Bond Fund and Russell Tax Exempt Bond Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund’s shareholders. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of Russell U.S. Quantitative Equity Fund, Russell International Developed Markets Fund, Russell Investment Grade Bond Fund and Russell Tax Exempt Bond Fund are, fundamental which means that they may only be changed with the approval of a majority of each Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in the respective Prospectuses. The Russell Commodity Strategies Fund will look through the Subsidiary to the Subsidiary’s assets for the purposes of complying with the investment restrictions noted below.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund–by–Fund basis at the time an investment is being made.

Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

No Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

This investment restriction shall not apply to the Russell Global Real Estate Securities Fund.

The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

The Russell Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities (physical commodities for the Russell Commodity Strategies Fund) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

This restriction shall not prevent the Russell Commodity Strategies Fund from purchasing or selling commodity-linked derivative instruments including, but not limited to, swap agreements and commodity-linked structured notes, options, futures contracts with respect to indices or individual commodities and option on futures contracts, or from investing in securities or other instruments backed by physical commodities or by indices.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

An additional fundamental policy is that the Russell Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of these investment restrictions, the Russell Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non–governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non–governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regard to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Russell Global Real Estate Securities Fund concentrates its investments in real estate securities. For purposes of this investment restriction, the Russell Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classifications of the Global Industry Classification Standard (“GICs”) methodology. For all other Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities.

With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

Each Fund is also subject to the following non–fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):

No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets

(including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the principal and non-principal investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Fund	Principal Investments	Non-Principal Investments
Russell U.S. Core Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities REITs Non-U.S. Securities

Russell U.S. Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Non-U.S. Securities

Russell U.S. Growth Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Illiquid Securities REITS Non-U.S. Securities

Russell U.S. Value Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Illiquid Securities Non-U.S. Securities

Russell U.S. Small & Mid Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Illiquid Securities Non-U.S. Securities

Fund	Principal Investments	Non-Principal Investments
Russell International Developed Markets Fund

Common Stocks and Common Stock Equivalents

Depositary Receipts

Preferred Stocks

Foreign Securities

Forward Currency Contracts

Emerging Market Securities

Derivatives to expose cash reserves to markets

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

Rights, Warrants and Convertible Securities

Other Investment Companies

Equity securities of real estate companies, including REITs

Russell Global Equity Fund

Common Stocks and Common Stock Equivalents

Depositary Receipts

Preferred Stocks

Foreign Securities

Forward Currency Contracts

Emerging Market Securities

Derivatives to expose cash reserves to markets

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic Foreign Equity/Fixed Income Securities

Other Investment Companies

Rights, Warrants and Convertible Securities

Russell Emerging Markets Fund

Common Stocks and Common Stock Equivalents

Emerging Market Securities

Depositary Receipts

Preferred Stocks

Foreign Securities (specifically emerging market securities)

Derivatives to expose cash reserves to markets

Cash Reserves

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

Pooled Investment Vehicles

Other Investment Companies

Rights, Warrants and Convertible Securities

Lending Portfolio Securities

REITs

Illiquid Securities

Russell Tax-Managed U.S. Large Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities REITs Non-U.S. Securities

Russell Tax-Managed U.S. Mid & Small Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Illiquid Securities Non-U.S. Securities

Fund	Principal Investments	Non-Principal Investments
Russell Global Opportunistic Credit Fund

Bonds

High Yield Debt Securities

Emerging Markets Debt

Corporate Debt Securities

Government Securities, including non-U.S. and emerging sovereign debt

Loans & Other Direct Indebtedness

Below investment grade or junk bonds

Forward Currency Contracts

Foreign Currency

Brady Bonds

Yankee Bonds and Yankee CDs

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

When-issued and forward commitment securities

Swaps and swaptions

Credit Default Swaps

STRIPS

Illiquid Securities

Cash Reserves

Preferred Stocks Repurchase Agreements Rights, Warrants and Convertible Securities Municipal Obligations Lending Portfolio Securities

Russell Strategic Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Municipal Obligations Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

Russell Investment Grade Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt,

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Municipal Obligations Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

Fund	Principal Investments	Non-Principal Investments
Russell Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations Brady Bonds

Russell Tax Exempt Bond Fund

Investment grade Municipal Obligations

Municipal Debt Securities that are rated below investment grade or junk bonds

Credit and Liquidity enhancements

Illiquid Securities

Eurodollar Futures

Cash Reserves

Lending Portfolio Securities Demand notes and Eurodollar futures

Russell Commodity Strategies Fund

Commodity index-linked securities

Derivatives, including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts

Wholly-Owned Subsidiary of the Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities

Below investment grade or junk bonds

U.S. Government Securities

Foreign Securities

Emerging markets debt

Equity Securities, including Common and Preferred Stocks and convertible securities Commercial paper

Russell Global Infrastructure Fund

Common Stocks and Common Stock Equivalents

Preferred Stocks

Infrastructure Companies

Illiquid Securities

Foreign Securities

Emerging Market Securities

Derivatives

Cash Reserves

Derivatives to expose cash reserves to markets

REITs Rights, Warrants and Convertible Securities Depositary Receipts Spot & Forward Currency Contracts Synthetic Foreign Equity/Fixed Income Securities Lending Portfolio Securities

Russell Global Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities Spot and Forward Currency Contracts Cash Reserves Derivatives to expose cash reserves to markets	Lending Portfolio Securities Illiquid Securities Depositary Receipts Emerging Market Securities

Fund	Principal Investments	Non-Principal Investments
Russell Money Market Fund	U.S. Government Securities Demand Notes Repurchase Agreements Debt Securities Guaranteed Under Government Programs

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Funds may invest as listed in the foregoing table.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

The Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Growth, Russell U.S. Value, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax–Managed U.S. Large Cap Fund, Russell Tax–Managed U.S. Mid & Small Cap, Russell Global Real Estate Securities, Russell Global Infrastructure and Russell Commodity Strategies Funds are referred to collectively as the “Equity Funds.”

The Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond and Russell Global Opportunistic Credit Funds are referred to collectively as the “Fixed Income Funds.”

INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS.

Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds, except the Russell Commodity Strategies Fund and the Russell Tax Exempt Bond Fund, intend to be fully invested at all times. RIMCo or a money manager invests the Funds’ (except the Russell Money Market Fund) cash reserves in short term instruments. In addition to investing in such short term investments, as described below, a Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause a Fund to perform as though its cash reserves were actually invested in those markets. A Money Manager may also choose to keep cash reserves uninvested as part of the Money Manager’s overall investment strategy.

Each Fund (except the Russell Money Market Fund) invests its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Cash Management Fund is 0.10%, the same as the net aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC with respect to the Russell Money Market Fund.

The Cash Management Fund seeks to preserve principal and provide liquidity and current income. The Fund invests in a portfolio of high quality U.S. Dollar denominated money market securities. The dollar-weighted average maturity of the Fund’s portfolio is 90 days or less. The Fund primarily invests in (1) securities issued by U.S. and foreign banks, commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts, (2) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit, (3) Yankee Bonds, (4) funding agreements, (5) other money market funds, (6) demand notes, (7) repurchase agreements, (8) investment-grade municipal debt obligations, (9) securities issued or guaranteed by the U.S. government or its agencies and (10) asset backed securities. An investment in the U.S. Cash Management Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with: active security selection, the ability to maintain a stable $1.00 net asset value, Counterparty risk, liquidity risk, market volatility, government intervention in financial markets, possible large redemptions and subscriptions and investing in (1) fixed income securities (including instruments of U.S. and foreign banks and U.S. and foreign corporations), (2) commercial paper (including asset-backed commercial paper), (4) funding agreements, (5) illiquid securities, (6) demand notes and (7) repurchase agreements.

Commodity-Linked Derivatives. The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

In selecting investments for the Fund’s portfolio, money managers evaluate the merits of the investments primarily through the exercise of their own investment analysis. In the case of derivative instruments, that process may include the evaluation of the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.

The Fund’s primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The Fund will invest in commodity-linked structured notes and swap agreements whose performance is linked to the Dow Jones – UBS Commodity Index Total Return (“DJ-UBS Index”) and, through investments in Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, futures contracts on individual commodities or a subset of commodities and options on them.

Commodity Futures Index. The Russell Commodity Strategies Fund seeks to provide exposure to commodities markets and returns that correspond to the performance of the DJ-UBS Index. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. Currently, four energy products, six metals and nine agricultural products are represented in the index. The Fund typically will seek to gain exposure to the commodities markets by purchasing or selling commodity-linked derivative instruments, including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indices or individual commodities and options on futures contracts. The Fund may in the future seek to provide exposure to the commodity markets and returns that correspond to a different diversified commodities futures index. The Fund does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

Limitations on Leverage. As discussed in the applicable Prospectuses, some of the derivative instruments in which the Russell Commodity Strategies Fund invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument. The Fund will seek to limit the amount of economic leverage it has under one derivative instrument in which it invests and the leverage of the Fund’s overall portfolio. The Fund will not invest in a hybrid instrument if, at the time of purchase:

1.	that instrument’s “leverage ratio” exceeds 300% of the price increase (or decrease) in the underlying index; or

2.	the Fund’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase.

“Leverage ratio” is the expected increase in the value of a derivative instrument, assuming a one percent price increase in the underlying index. In other words, for a derivative instrument with a leverage factor of 150%, a 1% gain in the underlying index would be expected to result in a 1.5% gain in value for the derivative instrument. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in the Fund’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on the Fund’s use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, the Fund will comply with the applicable revisions of the 1940 Act.

Principal Protection. The Russell Commodity Strategies Fund may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Russell Commodity Strategies Fund will receive at maturity the face or stated value of the note.

With a principal protected commodity-linked instrument, the Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. A money manager’s decision on whether to use principal protection depends in part on the cost of the protection. The Fund will, however, limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

With full principal protection, the Fund will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.

The Fund may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Fund may invest in may have no principal protection and the instrument could lose all of its value.

With a partially-protected or no-principal-protection commodity-linked instrument, the Fund may receive at maturity an amount less than the instrument’s par value if the commodity index or other economic variable to which the note is linked declines over the term of the note. A money manager, at its discretion, may invest in a partially protected principal structured note or, within the 10% limitation set forth above, a note without principal protection. In deciding to purchase a note without principal protection, a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors which the money manager believes are relevant.

The Fund does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Fund does not currently intend to invest more than 10% of its total assets in notes that mature in more than 19 months.

Hedging Strategies. Financial futures contracts may be used by the Funds, except the Russell Money Market Fund, during or in anticipation of adverse market events such as, in the case of the Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in a Fund’s portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the fixed–income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Russell Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIC is a party to an Amended and Restated Securities Lending Authorization Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which a Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Funds may invest cash collateral received, at its own risk, in (1) direct obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, (2) high–quality short–term debt instruments eligible for purchase by Russell Investment Company domestic money market mutual funds, (3) repurchase transactions with certain Counterparties or (4) registered or unregistered short-term investment funds advised by RIMCo or third parties. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the lending agent in accordance with the Amended and Restated Securities Lending Authorization Agreement.

A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

No Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Equity Funds assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities. No more than 15% of a Fund’s (other than the Russell Money Market Fund) net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value. The Russell Money Market Fund will not invest in illiquid securities.

The Board of Trustees of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the Russell Money Market Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in reduced returns and/or additional borrowing costs.

When-Issued Securities and Delayed-Delivery Transactions. The Russell Commodity Strategies Fund may utilize its assets to purchase securities on a “when-issued” basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the money manager deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

When the Russell Commodity Strategies Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs.” The Funds, other than the Russell Money Market Fund, may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. The Russell Global Opportunistic Credit, Russell Commodity Strategies and the Russell U.S. Quantitative Equity Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Short Sales “Against the Box”. The Russell Commodity Strategies Fund may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that the Russell Commodity Strategies Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Foreign Securities

Investment In Foreign Securities. The Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, a Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Equity Funds may invest in emerging markets stocks. The Fixed Income Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Privatizations. The Russell Commodity Strategies Fund may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and Counterparty risk.

Foreign Currency Exchange. Since the Russell Commodity Strategies Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

Equity Securities

Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or

BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Rights and Warrants. The Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.

Real Estate Investment Trusts or “REITs.” The Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Russell Global Real Estate Securities Fund, it is anticipated, although not required that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.

A Fund’s investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund’s investment in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Depositary Receipts. The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.

“Special Situation” Companies. The Russell Commodity Strategies Fund may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Russell Commodity Strategies Fund believes, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Fund in achieving its investment objective. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Investment in Unseasoned Companies. The Russell Commodity Strategies Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Master Limited Partnerships (“MLPs”). The Equity Funds may invest in MLPs. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Debt Instruments and Money Market Instruments

To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.

The Fixed-Income Funds and the Russell Money Market Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Fixed Income Funds and the Russell Money Market Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding

U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Fixed Income Funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in “Illiquid Securities”, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Fixed Income Funds and the Russell Money Market Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund’s records while a reverse repurchase agreement is in effect. The Russell Money Market Fund will only enter into reverse repurchase agreements collateralized by U.S. government or agency obligations.

The Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Corporate Debt Securities. The Fixed Income Funds and the Equity Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. The Russell Money Market Fund may invest only in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) and other similar current or future government programs. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

The Russell Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. A Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. The Fixed Income Funds and the Russell Money Market Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Government Zero Coupon Securities. The Russell Commodity Strategies Fund may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Fixed Income Funds and Russell Money Market Fund may invest in include the securities described below. The Russell Money Market Fund may invest only in mortgage-related and other asset-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities.

The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

To-Be-Announced Mortgage-Backed Securities. The Fixed Income Funds and the Russell Commodity Strategies Fund may invest in to-be announced mortgage-backed securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present Counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.

Loans and Other Direct Indebtedness. The Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Brady Bonds. The Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Fixed Income Funds and Equity Funds may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds. These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Fixed Income Funds and the Russell Commodity Strategies Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Alternative Minimum Tax Bonds. The Russell Commodity Strategies Fund may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. The Russell Commodity Strategies Fund may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Russell Commodity Strategies Fund’s investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. The Russell Money Market Fund may invest only in municipal obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications — General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Fixed Income Funds, the Russell Commodity Strategies Fund and the Russell Money Market Fund may invest in municipal notes. The Russell Money Market Fund may invest only in municipal notes that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Russell Tax Exempt Bond and Russell Commodity Strategies Funds to maintain liquidity. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the participation certificates.

A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Demand Notes. The Fixed Income Funds may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Russell Commodity Strategies Fund may also invest in demand notes and the Russell Money Market Fund may invest in variable rate demand notes that are supported by credit and liquidity enhancements from U.S. government agencies. Demand notes are obligations with a “put” right obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Funds will enter into put and stand–by commitments with institutions such as banks and broker–dealers that the Funds’ money managers continually believe satisfy the Funds’ credit quality requirements.

Risk Factors. The ability of the Funds to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Funds may, in the opinion of Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.”)

The Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Fixed Income Funds and the Russell Money Market Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days (397 days for the Russell Money Market Fund). Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days (397 days for the Russell Money Market Fund) will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Russell Money Market Fund may invest only in variable rate securities, and only in those variable rate securities that are backed by the full faith and credit of the U.S. government, its agencies or instrumentalities.

Commercial Paper. The Fixed Income Funds, the Russell Commodity Strategies and the Russell Money Market Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Russell Money Market Fund may invest only in commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Asset-Backed Commercial Paper. The Fixed Income Funds, Russell Commodity Strategies and the Russell Money Market Funds may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date. The Russell Money Market Fund may invest only in asset-backed commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Indexed Commercial Paper. The Fixed Income Funds and the Russell Commodity Strategies Fund may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Fixed Income Funds, the Russell Commodity Strategy and the Russell Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Fixed Income Funds and the Russell Money Market Fund, that invest in these securities and may affect their share price.

Funding Agreements. The Fixed Income Funds and the Russell Commodity Strategies Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

Investment in the Subsidiary by the Russell Commodity Strategies Fund

The Russell Commodity Strategies Fund will invest up to 25% of its total assets in the shares of its wholly-owned and controlled Subsidiary. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes—Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary is managed by RIMCo and advised by the money managers, and has the same investment objective as the Fund. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

By investing in the Subsidiary, the Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary would provide exposure similar to that held by the Fund and would be subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives position.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index.

Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities discussed above.

Subject to its investment management agreement with the Subsidiary, RIMCo selects money managers for the Subsidiary, allocates Subsidiary assets among money managers, oversees the money managers and evaluates the performance results. The Subsidiary’s money managers select the individual portfolio securities for the assets assigned to them. Neither RIMCo nor the money managers receive any additional compensation for doing so. The Subsidiary also has entered into an administration agreement with RFSC, pursuant to which RFSC provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Fund.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus or this SAI, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by RIMCo, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. As noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds’ investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Funds, other than the Russell Money Market Fund, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s net assets).

Options On Securities And Indexes. Each Fund, other than the Russell Money Market Fund, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds’ ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long term Counterparty credit rating, including reassignments, of A- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid segregated assets.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short–term depending on whether the Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund’s investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Fund at all times maintains liquid, segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options On Securities And Indexes” above.

A Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s net assets.

Each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with its investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking–to-market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark–to–market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Fund’s total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated, liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund (or at a higher price if the difference is maintained in segregated, liquid assets).

When selling a put option on a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund’s forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund’s commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ portfolio securities are or are expected to be denominated. A Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds’ portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated, liquid assets will equal the amount of the Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements And Swaptions. The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including interest rate, credit and currency swaps. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

Currently, the market for swap agreements is largely unregulated. The Funds may enter into swap agreements with Counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long term Counterparty credit rating, including reassignments, of A- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a one-year period prescribed in which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds, but it is expected that swap dealers, major market participants and swap counterparties, including the Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

The Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fixed Income Funds may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that a Fixed Income Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, a Fixed Income

Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. Currently, the market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the Fixed Income Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fixed Income Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fixed Income Funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Fixed Income Funds would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fixed Income Funds would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fixed Income Funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fixed Income Funds would function as the Counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fixed Income Funds own or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Credit default swaps could result in losses if the Fixed Income Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fixed Income Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and Counterparty risk. The Fixed Income Funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fixed Income Funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fixed Income Funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fixed Income Funds.

If the creditworthiness of the Fixed Income Funds’ swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Fixed Income Funds. To limit the Counterparty risk involved in swap agreements, the

Fixed Income Funds will only enter into swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fixed Income Funds will be able to do so, the Fixed Income Funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fixed Income Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”), and therefore not subject to regulation as futures or commodity option transactions under the CEA.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

A Fund may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

Index Swap Agreements. The Funds, other than the Russell Money Market Fund, may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties’ obligations are determined on a “net basis.” Consequently, a Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund’s assets.

Structured Notes. The Russell Commodity Strategies Fund may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent the Russell Commodity Strategies Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the DJ-UBS Index, which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer

Uncovered Options Transactions. The Russell Commodity Strategies Fund may write options that are not covered (or so called “naked options”). When the Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the Russell Global Opportunistic Credit, Russell Global Infrastructure, Russell International Developed Markets and Russell Emerging Markets Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefor or the Fund’s payment of cash for portfolio securities occurs prior to the Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

Stand-By Commitment Agreements. The Russell Commodity Strategies Fund may invest in “stand-by commitments” with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund’s option specified securities at a specified price. The Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Fund may also be referred to as “put” options. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the money manager will periodically review relevant financial information concerning the issuer’s assets, liabilities and contingent claims. The Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund’s portfolio will not exceed 1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

The Fund will at all times maintain a segregated account with its custodian consisting of cash or liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. The Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to the Fund.

Custodial Receipts and Trust Certificates. The Russell Commodity Strategies Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

TAXES

Tax Information for All Funds

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Russell Tax Exempt Bond Fund and Russell Money Market Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains through 2012. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is currently 15%. It is not expected that any portion of the Russell Commodity Strategies Fund’s distributions will be eligible to be treated as qualified dividend income.

Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. The maximum rate applicable to capital gains is 15% through 2012. After 2012, this maximum rate applicable to capital gains currently is scheduled to increase to 20%.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund’s total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends reported by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction. None of the Russell Commodity Strategies Fund’s distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after 2004 and before 2012, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if properly reported by the Fund. Also, for that same period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITS) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns.

Effective January 1, 2013, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28% through calendar year 2012 and is expected to be 31% thereafter.

Additional Tax Information With Respect to the Russell Tax Exempt Bond Fund

The tax information described in “Tax Information for All Funds” above applies to the Russell Tax Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Dividends-Received Deduction for Corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Russell Money Market Fund

The tax information described in “Tax Information for All Funds” above applies to the Russell Money Market Fund except as noted in this section.

Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund’s daily net income includes accrued interest and any original issue or acquisition discount, less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money market fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as taxable income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different RIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds’ income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

At October 31, 2010, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:

Fund	10/31/14	10/31/15	10/31/16	10/31/17	10/31/18	TOTAL
Russell U.S. Core Equity	$—	$—	$230,242,392	$876,346,251	$—	$1,106,588,643
Russell U.S. Quantitative Equity*	—	18,155,679	165,226,628	1,029,221,632	—	1,212,603,939
Russell U.S. Growth	—	—	12,381,393	24,407,884	—	36,789,277
Russell U.S. Value	—	—	61,823,051	60,819,183	—	122,642,237
Russell U.S. Small & Mid Cap	—	—	143,044,500	369,271,331	—	512,315,831
Russell International Developed Markets**	—	67,525,118	404,357,668	790,159,939	51,698,537	1,313,741,262
Russell Global Equity	—	—	121,490,900	223,408,748	—	344,899,648
Russell Emerging Markets	—	—	—	19,382,970	—	19,382,970
Russell Tax–Managed U.S. Large Cap	—	—	50,755,137	43,361,512	—	94,116,649
Russell Tax-Managed U.S. Mid & Small Cap	—	—	242,078	22,556,045	—	22,798,123
Russell Global Opportunistic Credit	—	—	—	—	—	—
Russell Strategic Bond	—	—	—	—	—	—
Russell Investment Grade Bond	—	—	—	—	—	—
Russell Short Duration Bond	—	—	—	5,621,939	—	5,621,939
Russell Tax Exempt Bond	295,599	1,197,042	4,001,028	—	—	5,493,669
Russell Commodity Strategies	—	—	—	—	—	—
Russell Global Infrastructure	—	—	—	—	—	—
Russell Global Real Estate Securities	—	—	—	55,342,427	—	55,342,427
Russell Money Market	—	—	1,389	—	—	1,389

*	Russell U.S. Quantitative Equity Fund had a capital loss carryforward of $18,155,679 that it acquired from the Quantitative Equity Fund which will expire on October 31, 2015. The capital loss carryforward of the Russell U.S. Quantitative Equity Fund may be subject to loss limitations.

**	Russell International Developed Markets Fund had a capital loss carryforward of $67,525,118 that it acquired from the International Securities Fund which will expire on October 31, 2015. The capital loss carryforward of the Russell International Developed Markets Fund may be subject to loss limitations.

Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for the Russell Commodity Strategies Fund to qualify as a regulated investment company under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of the Fund’s gross income.

The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income to the Fund, even if the subsidiary itself owns commodity-linked notes and swaps, commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and swaps and, through investments in the Subsidiary, futures contracts on individual commodities or a subset of commodities and options on them.

The Subsidiary is not expected to be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as ordinary income annually amounts earned by the Subsidiary during that year. Furthermore, the Fund will be subject to the Code requirements to distribute the Subsidiary’s income as a regulated investment company, whether or not the Subsidiary makes a distribution to the Fund during the taxable year. Any losses of the Subsidiary will generally only be available to offset any income of the Subsidiary in the same year.

MONEY MANAGER INFORMATION

RUSSELL U.S. CORE EQUITY FUND

BlackRock Capital Management, Inc. is a wholly–owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a publicly-traded company.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

First Eagle Investment Management, LLC (formerly, Arnhold and S. Bleichroeder Advisers, LLC) is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no individual owning more than 25% of the voting securities.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Lazard Asset Management LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Montag & Caldwell, LLC is controlled by Montag & Caldwell Management, LLC (a holding company), with Ronald E. Canakaris being the only individual with 25% or greater ownership.

Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

Snow Capital Management L.P. is a limited partnership which is controlled by Richard Snow.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

INTECH Investment Management LLC is majority-owned by Berger Financial Group LLC, which is an indirect subsidiary of Janus Capital Management LLC. Janus Capital Management LLC is wholly-owned by Janus Capital Group Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.

PanAgora Asset Management, Inc. (“PanAgora”) is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora, are indirect subsidiaries of Great-West Lifeco, Inc. (“Great-West Life”), a public company. Great-West Life is controlled by Power Financial Corporation, a public company.

RUSSELL U.S. GROWTH FUND

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

Cornerstone Capital Management, Inc. is owned by Andrew S. Wyatt, Thomas G. Kamp and David R. Frauenshuh.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%.

RUSSELL U.S. VALUE FUND

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.

Snow Capital Management L.P. is a limited partnership which is controlled by Richard Snow.

Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

RUSSELL U.S. SMALL & MID CAP FUND

Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Next Century Growth Investors, LLC (“Next Century”) is a U.S. Limited Liability Company 20% owned by Strong Capital Management and 80% employee owned. Next Century’s controlling shareholder is Thomas L. Press.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

Axiom International Investors LLC (“Axiom”) is 100% employee owned. Axiom’s controlling shareholder is Andrew Jacobson.

del Rey Global Investors, LLC is owned 66% by Paul Hechmer, 25% by Northern Lights Capital Partners, LLC, a private equity fund with thirty passive investors, and 9% by Gerald Wheeler.

Driehaus Capital Management LLC is controlled by Richard H. Driehaus through his ownership of 25% or more of the voting shares of the entities within Driehaus’ corporate structure.

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Mondrian Investment Partners Limited is controlled by senior members of management.

Pzena Investment Management, LLC has as its sole managing member Pzena Investment Management, Inc., a publicly traded company.

William Blair & Company, LLC is 100% employee owned with no one individual controlling more than 25%.

RUSSELL GLOBAL EQUITY FUND

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.

Harris Associates, L.P. is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, which owns 99.67% of Harris Associates, L.P.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Sanders Capital, LLC is a private firm, 100% owned by current employees. Lew Sanders is the controlling shareholder. No other individual owns more than 25%.

Tradewinds Global Investors LLC is controlled by Nuveen Investments, Inc. (“Nuveen”), a majority owned subsidiary of Windy City Investments, Inc., with no individual controlling more than 25%.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a direct wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

RUSSELL EMERGING MARKETS FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Delaware Management Company, a series of Delaware Management Business Trust, is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis’ managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.

UBS Global Asset Management (Americas) Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

Victoria 1522 Investments LP is a limited partnership and is 5% owned by Victoria Emerging Markets, LLC, 60% by The Josephine S. Jimenez Trust and 35% by BPI Capital Corporation. BPI is a wholly-owned subsidiary of the Bank of the Philippine Islands. The Josephine S. Jimenez Trust is a revocable living trust established by Ms. Jimenez. The Bank of the Philippine Islands is 100% owned by Ayala Corporation, a publically traded company.

RUSSELL TAX–MANAGED U.S. LARGE CAP FUND

Armstrong Shaw Associates Inc. is employee-owned and is controlled by Jeffrey Shaw.

J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

Palisades Investment Partners, LLC is controlled by its majority shareholder, Quinn Stills.

Sands Capital Management, LLC is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%.

RUSSELL TAX–MANAGED U.S. MID & SMALL CAP FUND

Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols.

Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

Summit Creek Advisors, LLC is 50% owned by Joseph J. Docter and 50% owned by Adam N. Benson.

Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND

DDJ Capital Management, LLC (“DDJ”) is a Massachusetts limited liability company. DDJ is 100% privately owned by its founders and key employees. David J. Breazzano, the firm’s President, Chief Investment Officer and co-founder, is the sole managing member, and accordingly has voting control with respect to the firm. No other individual has an ownership interest in excess of 25%.

Oaktree Capital Management, L.P. is controlled by Oaktree Capital Group, LLC (“OCG”), a holding company controlled by Oaktree’s Principals. Roughly three-quarters of Oaktree’s equity is owned by Oaktree’s Principals and more than

150 senior employees. Oaktree’s remaining equity is owned by a small group of long-standing institutional clients and other institutional investors. OCG’s equity trades freely among institutional investors on the GSTrUE OTC market.

Stone Harbor Investment Partners LP is a Delaware Limited Partnership and is 100% employee owned. SHIP Capital Partners LP owns more than 25% of Stone Harbor Investment Partners LP. No one person owns 25% of SHIP Capital Partners LP.

RUSSELL STRATEGIC BOND FUND

Brookfield Investment Management Inc. (formerly, Hyperion Brookfield Asset Management, Inc.) is wholly-owned by Brookfield Asset Management, Inc., a publicly-traded Canadian corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL INVESTMENT GRADE BOND FUND

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Neuberger Berman Fixed Income LLC is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC (“NBG”). NBG’s common equity is ultimately owned 51% by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG (with no individual owning more than 5% of NBG ) while 49% of NBG’s common equity is owned by Lehman Brothers Holdings, Inc., a debtor-in-possession under chapter 11 of the U.S. Bankruptcy Code, and/or its affiliates.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

Western Asset Management Company Limited is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

RUSSELL SHORT DURATION BOND FUND

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL TAX EXEMPT BOND FUND

Delaware Management Company, a series of Delaware Management Business Trust, is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange.

Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded organization.

RUSSELL COMMODITY STRATEGIES FUND

Credit Suisse Asset Management, LLC is a wholly-owned subsidiary of CSAM Americas Holding Corp. which is a wholly-owned subsidiary of Credit Suisse Holdings (USA), Inc., which in turn is controlled by Credit Suisse Group AG, a publicly traded company and Credit Suisse AG, a Switzerland corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Jefferies Asset Management, LLC is a wholly–owned subsidiary of Jefferies Group, Inc., a publicly-traded company.

RUSSELL GLOBAL INFRASTRUCTURE FUND

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 27.9% of Cohen & Steers, Inc. The remaining 44.2% of Cohen & Steers, Inc. is owned by the public.

Macquarie Capital Investment Management LLC, is an indirectly wholly owned subsidiary of Macquarie Group Limited, a publicly traded company on the Australian Stock Exchange. Investments in the Fund are not deposits with or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (“MBL”) nor any Macquarie Group company and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. Neither MBL nor any other member company of the Macquarie Group guarantees the performance of the Fund or the repayment of principal from the Fund or any particular rate of return.

Nuveen Asset Management, LLC (formerly FAF Advisors, Inc.) is a direct subsidiary of Nuveen Fund Advisors, Inc., which is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen is a direct subsidiary of Windy City Investments, Inc., which is wholly owned by Windy City Investments Holdings, L.L.C., a holding company formed by equity investors controlled by Madison Dearborn Partners, LLC, a private equity firm.

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND

AEW Capital Management, L.P. is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 27.9% of Cohen & Steers, Inc. The remaining 44.2% of Cohen & Steers, Inc. is owned by the public.

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

CREDIT RATING DEFINITIONS

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Long-Term Obligation Ratings

Aaa –– Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –– Obligations rated A are considered upper- medium grade- and are subject to low credit risk.

Baa –– Obligations rated Baa are subject to moderate credit risk. They are considered as medium–grade and as such may possess certain speculative characteristics.

Ba –– Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B –– Obligations rated B are considered speculative and are subject to high credit risk.

Caa –– Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

Long-Term Issue Credit Ratings

AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE, INC. (“FITCH”):

Long-Term Ratings Scales

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD — Restricted default

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note to Long-Term Ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

SECTOR SPECIFIC CREDIT RATING SERVICES

U.S, Municipal Short-Term Debt and Demand Obligation Ratings

MOODY’S:

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG–1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG–2 — This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG–3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative credit quality. Debt instruments in this category may lack margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP–1 — Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP–2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP–3 — Speculative capacity to pay principal and interest.

SHORT-TERM RATINGS

MOODY’S:

Prime – 1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime – 2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime – 3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P:

A–1 – A short-term obligation rated “A–1” is the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A–2 – A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A–3 – A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated “B” is regarded as d has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’,and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on obligation.

B-1 – A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has arelatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 – A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor hasan average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 – A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C – obligor short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D – obligor short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The

“D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. — An issuer designated N.R. is not rated.

FITCH:

Short Term Ratings

F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — High short-term default risk. Default is a real possibility.

RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

FINANCIAL STATEMENTS

The 2010 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in RIC’s Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.

APPENDIX

At January 31, 2011, the following shareholders owned 5% or more of any Class of certain Fund’s Shares:

Russell Commodity Strategies Fund Class A Shares - MORGAN KEEGAN & COMPANY, INC., 8.33%

Russell Commodity Strategies Fund Class E Shares - PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 5.97%

Russell Commodity Strategies Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 47.51%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.90%

Russell Commodity Strategies Fund Class Y Shares - GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 33.03%

BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 32.75%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 15.26%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 5.97%

Russell Emerging Markets Fund Class E Shares - CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 18.27%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.32%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.49%

NATIONWIDE INVESTMENT SERVICES CORP., 5.06%

Russell Emerging Markets Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 24.15%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.81%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.07%

Russell Emerging Markets Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 34.52%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 29.22%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 18.78%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 6.37%

Russell Global Opportunistic Credit Fund Class A Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 16.21%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 16.00%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 10.43%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.41%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.52%

Russell Global Opportunistic Credit Fund Class C Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 7.52%

Russell Global Opportunistic Credit Fund Class E Shares - PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 72.41%

RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 9.67%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.63%

Russell Global Opportunistic Credit Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 59.88%

NATIONAL FINANCIAL SVCS CORP, FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMERS, RUSS LENNON, 200 LIBERTY STREET, NEW YORK NY 10281-1003, 9.93%

Russell Global Opportunistic Credit Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 36.18%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 32.60%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 18.79%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 5.87%

Russell Global Equity Fund Class A Shares - UBS FINANCIAL SERVICES, INC., 1000 HARBOR BLVD., WEEHAWKEN, NJ, 07087-6790, 7.93%

Russell Global Equity Fund Class E Shares - PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 6.14%

Russell Global Equity Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 50.41%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 16.81%

Russell Global Equity Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 34.43%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 32.39%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 14.96%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 6.67%

Russell Global Infrastructure Fund Class A Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 8.26%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 7.76%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.35%

STIFEL, NICOLAUS & CO., INC., 6.21%

Russell Global Infrastructure Fund Class C Shares - RAYMOND JAMES & ASSOCIATES, INC., 880 CARILLON PARKWAY, ST. PETERSBURG, FL, 33716, 6.73%

RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 5.30%

Russell Global Infrastructure Fund Class E Shares - PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 84.32%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.00%

Russell Global Infrastructure Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 60.57%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.40%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.26%

Russell Global Infrastructure Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 36.56%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 32.85%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 15.13%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 8.87%

Russell Global Real Estate Securities Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.73%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.12%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.86%

Russell Global Real Estate Securities Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 21.80%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.44%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.17%

Russell Global Real Estate Securities Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 33.12%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 29.80%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 17.21%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 8.06%

Russell International Developed Markets Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.52%

Russell International Developed Markets Fund Class I Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.88%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.07%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 8.67%

Russell International Developed Markets Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 51.02%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.54%

Russell International Developed Markets Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 34.12%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 29.08%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 16.25%

Russell Investment Grade Bond Fund Class A Shares - PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 23.91%

RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 13.62%

RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 12.84%

Russell Investment Grade Bond Fund Class E Shares - PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 22.87%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.24%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.25%

PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 7.31%

Russell Investment Grade Bond Fund Class I Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.03%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 15.64%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 5.09%

Russell Investment Grade Bond Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 57.86%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.97%

Russell Investment Grade Bond Fund Class Y Shares - MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 34.60%

CONSERVATIVE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 21.18%

RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 6.05%

RUSSELL TRUST COMPANY TTEE, CONTINENTAL AIRLINES PILOT LTD PLAN, UA DTD 11/12/1999, RUSSELL INVESTMENTS PLAN ADMIN, 909 A ST, TACOMA WA 98402-5111, 5.73%

Russell Money Market Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 58.38%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.31%

Russell Short Duration Bond Fund Class A Shares - PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 6.50%

Russell Short Duration Bond Fund Class E Shares - PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 28.74%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.72%

Russell Short Duration Bond Fund Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.87%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 28.21%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.03%

Russell Short Duration Bond Fund Class Y Shares - CONSERVATIVE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 53.34%

VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 12.10%

RUSSELL TRUST COMPANY TTEE, CONTINENTAL AIRLINES PILOT LTD PLAN, UA DTD 11/12/1999, RUSSELL INVESTMENTS PLAN ADMIN, 909 A ST, TACOMA WA 98402-5111, 12.04%

RUSSELL TRUST CO TTEE, ENERGEN CORPORATION, RETIRED HOURLY EE BENEFIT PL TR, RUSSELL INVESTMENTS PLAN ADMIN, 909 A ST, TACOMA WA 98402-5111, 6.46%

RUSSELL TRUST COMPANY TTEE, ENERGEN CORPORATION RETIRED, SALARIED EMPLOYEE BENEFIT PL TR, RUSSELL INVESTMENTS PLAN ADMIN, 909 A ST, TACOMA WA 98402-5111, 6.03%

Russell Strategic Bond Fund Class I Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.71%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.55%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 8.31%

Russell Strategic Bond Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 59.31%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.23%

Russell Strategic Bond Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 52.96%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 15.38%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 13.31%

CONSERVATIVE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 8.60%

Russell Tax Exempt Bond Fund Class A Shares - PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 21.27%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 14.38%

WELLS FARGO ADVISORS, LLC/FIRST CLEARING CORP., 10700 WHEAT FIRST DRIVE, GLEN ALLEN, VA, 23060,

13.82%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 7.26%

WELLS FARGO ADVISORS, LLC/FIRST CLEARING CORP., 10700 WHEAT FIRST DRIVE, GLEN ALLEN, VA, 23060, 7.13%

Russell Tax Exempt Bond Fund Class C Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 10.71%

Russell Tax Exempt Bond Fund Class E Shares - PANHANDLE STATE BNK & ITS DVNS, INTERMOUNTAIN COMM BNK &, MAGIC VALLEY BNK, PO BOX 3822, COEUR D ALENE ID 83816-2530, 5.78%

Russell Tax Exempt Bond Fund Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 33.61%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 11.65%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 11.28%

Russell Tax-Managed U.S. Large Cap Fund Class A Shares - PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 25.71%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 18.65%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 11.47%

RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 10.30%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 8.16%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 7.55%

Russell Tax-Managed U.S. Large Cap Fund Class C Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.48%

Russell Tax-Managed U.S. Large Cap Fund Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.00%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.45%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 6.88%

Russell Tax-Managed U.S. Mid & Small Cap Fund Class A Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 30.21%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 23.09%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 11.45%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 7.28%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 7.04%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.01%

Russell Tax-Managed U.S. Mid & Small Cap Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.46%

Russell Tax-Managed U.S. Mid & Small Cap Fund Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 32.23%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.91%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 5.41%

Russell U.S. Core Equity Fund - Class E Shares - IDAHO TRUST NATIONAL BANK, 888 W BROAD ST, BOISE ID 83702-7140, 8.93%

IDAHO TRUST NATIONAL BANK, 888 BROAD ST, BOISE ID 83702-7140, 6.49%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.11%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.31%

Russell U.S. Core Equity Fund Class I Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 20.79%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 8.22%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.10%

Russell U.S. Core Equity Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 46.57%

NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.69%

Russell U.S. Core Equity Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 33.00% GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 26.57%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND

AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 15.36%

Russell U.S. Growth Fund Class C Shares - MERRILL LYNCH PF & S INC., 4800 DEAR LAKE DR E, JACKSONVILLE, FL, 32246, 5.29%

Russell U.S. Growth Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 46.22%

WELLS FARGO ADVISORS, LLC/FIRST CLEARING CORP., 10700 WHEAT FIRST DRIVE, GLEN ALLEN, VA, 23060, 35.04%

Russell U.S. Growth Fund Class I Shares - APEX FOUNDATION, ATTN DAVID BRADY, PO BOX 1607, BELLEVUE WA 98009-1607, 34.45%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.23%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 12.61%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 7.59%

MARIL & CO FBO JA, C/O MARSHALL & ILSLEY, 11270 W PARK PL STE 400 PPW-0-WM, MILWAUKEE WI 53224-3638, 5.34%

Russell U.S. Growth Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 22.80%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.03%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.72%

Russell U.S. Quantitative Equity Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.42%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.24%

Russell U.S. Quantitative Equity Fund Class I Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 37.43%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 18.09%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 11.49%

Russell U.S. Quantitative Equity Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 59.47%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.09%

Russell U.S. Quantitative Equity Fund Class Y Shares - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 32.30%

GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 26.48%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 15.57%

MODERATE STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 5.21%

Russell U.S. Small & Mid Cap Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.37%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 12.24%

Russell U.S. Small & Mid Cap Fund Class I Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.99%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 9.17%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.43%

Russell U.S. Small & Mid Cap Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 43.17%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.56%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.43%

Russell U.S. Small & Mid Cap Fund Class Y Shares - GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 33.30%

BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 32.97%

EQUITY GROWTH STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 17.92%

Russell U.S. Value Fund Class E Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 56.76%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.27%

GPC SECURITIES INC. AS AGENT FOR, RELIANCE TRUST CO. AS TTEE/CUST FBO, NORWOOD CLINIC INC. 401(K) PS RET P, PO BOX 105117, ATLANTA GA 30348-5117, 7.02%

PERSHING LLC (F.K.A. DONALDSON LUFKIN & JENRETTE SEC. CORP), PO BOX 2052, JERSEY CITY, NJ, 07303-2052, 5.22%

Russell U.S. Value Fund Class I Shares - APEX FOUNDATION, ATTN DAVID BRADY, PO BOX 1607, BELLEVUE WA 98009-1607, 37.97%

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 16.56%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.42%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.25%

Russell U.S. Value Fund Class S Shares - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 54.62%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.84%

CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.47%

At January 31, 2011, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Russell Global Opportunistic Credit Fund - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 26.35%

Russell Global Infrastructure Fund - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 27.38%

Russell Money Market Fund - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 44.76%

Russell Tax Exempt Bond Fund - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 30.49%

Russell Tax-Managed U.S. Large Cap Fund - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 33.33%

Russell Tax-Managed U.S. Mid & Small Cap Fund - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 30.09%

Russell U.S. Value Fund - PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, 29.76%

The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.

36-08-300

RUSSELL INVESTMENT COMPANY*

1301 Second Avenue, 18th Floor

Seattle, WA 98101

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

March 1, 2011

As Supplemented Through September 15, 2011

Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

This Statement of Additional Information (“SAI”) describes:

i.	the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds (collectively, the “LifePoints Target Portfolio Funds”); and

ii.	the 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds (collectively, the “LifePoints Target Date Funds” and together with the LifePoints Target Portfolio Funds, the “Funds of Funds” or “Funds”).

Each of the Funds invests in different combinations of other funds (the “Underlying Funds”), which invest in different combinations of stocks, bonds and cash equivalents.

This SAI is not a Prospectus; this SAI should be read in conjunction with the Funds of Funds’ Prospectuses dated March 1, 2011, and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above.

Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectuses.

This SAI incorporates by reference the Funds of Funds’ Annual Reports to Shareholders for the year ended October 31, 2010. Copies of the Funds of Funds’ Annual Reports accompany this SAI. This SAI also incorporates by reference the Underlying Funds’ Annual Reports to Shareholders for the year ended October 31, 2010. Copies of the Underlying Funds’ Annual Reports are available free of charge by calling Russell Investment Services at the above number.

Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.

Fund	Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Conservative Strategy	RCLAX	RCLCX	RCLEX	RCLRX	RCLTX	RCLDX[3]	RCLSX
Moderate Strategy	RMLAX	RMLCX	RMLEX	RMLRX	RMLTX	RMLDX[3]	RMLSX
Balanced Strategy	RBLAX	RBLCX	RBLEX	RBLRX	RBLTX	RBLDX[3]	RBLSX
Growth Strategy[1]	RALAX	RALCX	RALEX	RALRX	RALTX	RALDX[3]	RALSX
Equity Growth Strategy[2]	REAAX	RELCX	RELEX	RELRX	RELTX	RELDX[3]	RELSX
2015 Strategy Fund	—	—	—	RKLRX	RKLTX	RKLPX	—
2020 Strategy Fund	RLLAX[4]	—	RLLEX	RLLRX	RLLTX	RLLDX[3]	RLLSX
2025 Strategy Fund	—	—	—	RPLRX	RPLTX	RPLDX	—
2030 Strategy Fund	RRLAX[4]	—	RRLEX	RRLRX	RRLTX	RRLDX[3]	RRLSX
2035 Strategy Fund	—	—	—	RVLRX	RVLTX	RVLDX	—
2040 Strategy Fund	RXLAX[4]	—	RXLEX	RXLRX	RXLTX	RXLDX[3]	RXLSX
2045 Strategy Fund	—	—	—	RWLRX	RWLTX	RWLDX	—
2050 Strategy Fund	—	—	—	RYLRX	RYLTX	RYLYX	—
2055 Strategy Fund	—	—	—	RQLRX	RQLTX	RQLDX
In Retirement Fund	RZLAX[4]	—	—	RZLRX	RZLTX	RZLDX	—

*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.

[1]	On July 1, 2006, the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.

[2]	On July 1, 2006, the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.

[3]	Effective March 1, 2006 Class D Shares of these Funds were re-designated Class R3 Shares.

[4]	Class A Shares of these Funds are not currently available to new shareholders and may only be purchased by existing shareholders.

The Underlying Funds in which the Funds currently invest commenced operations on the dates indicated below:

FUND	INCEPTION DATE
Russell U.S. Core Equity Fund[1]	October 16, 1981
Russell U.S. Quantitative Equity Fund[2]	June 1, 1987
Russell U.S. Small & Mid Cap Fund[3]	December 29, 1981
Russell International Developed Markets Fund[4]	February 1, 1983
Russell Global Equity Fund[5]	February 28, 2007
Russell Emerging Markets Fund[6]	February 1, 1993
Russell Global Opportunistic Credit Fund[7]	October 1, 2010
Russell Strategic Bond Fund[8]	February 1, 1993
Russell Investment Grade Bond Fund[9]	October 16, 1981
Russell Short Duration Bond Fund[10]	November 2, 1981
Russell Commodity Strategies Fund	July 1, 2010
Russell Global Infrastructure Fund	October 1, 2010
Russell Global Real Estate Securities Fund[1][1]	July 31, 1989

[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.

[2]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund.

[3]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund.

[4]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.

[5]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.

[6]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.

[7]	On March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.

[8]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.

[9]	On September 2, 2008, the Fixed Income I Fund was renamed the Russell Investment Grade Bond Fund.

[10]	On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.

[1][1]

On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund. On October 1, 2010, the Russell Real Estate Securities Fund was renamed the Russell Global Real Estate Securities Fund.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended, (the “Master Trust Agreement”) and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940) of the Trust or Sub-Trust by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Sub-Trust or any Class of any such Sub-Trust at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds is a non-diversified investment company for purposes of the Investment Company Act of 1940 as amended (the “1940 Act”) because they invest in the securities of a limited number of issuers (i.e. the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company, except the Russell Global Opportunistic Credit, Russell Commodity Strategies and Russell Global Infrastructure Funds. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio – a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). The Class C, Class E, Class R2 and Class R3 Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class R3 Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. The Class S and Class R1 Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Pursuant to a claim for an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Russell Commodity Strategies Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

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SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any Class of any Fund’s shares or more than 25% of the voting Shares of any Fund please refer to the Appendix at the end of this SAI.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds’ Adviser, and the money managers for the Underlying Funds. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are three Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Trustees and officers of the Funds also serve in similar positions with the Underlying Funds. Thus, if the interests of one of the Funds and the Underlying Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.

The Board of Trustees is currently comprised of eight trustees, one of whom is an interested trustee. There are seven independent trustees on the Board, including Kristianne Blake who serves as the Chair of the Board and has since 2005. The Board of Trustees has overall responsibility for the oversight of the management of the Funds. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the Money Managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds The Board receives quarterly reports from the CCO which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in

2

risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Funds’ manager of manager structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds’ accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds’ records and the safekeeping arrangements of RIC’s custodian, reviews both the audit and non-audit work of RIC’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Daniel P. Connealy and Jonathan Fine, and Ms. Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2010, the Audit Committee held 4 meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to RIC. Currently, the Investment Committee members consist of Mses. Julie W. Weston and Sandra Cavanaugh and Messrs. Thaddas L. Alston, Jack R. Thompson and Raymond P. Tennison, Jr. For the fiscal year ending October 31, 2010, the Investment Committee held 4 meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or Funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2010, the Nominating and Governance Committee held 2 meetings.

RIC paid $941,454 in the aggregate for the fiscal year ended October 31, 2010 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC’s officers and employees are paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

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The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE

#Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

4

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006 • Chairman of the Investment Committee since 2010	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

•    Director, Avista Corp (electric utilities);

•    Trustee, Principal Investor Funds (investment company);

•    Trustee, Principal Variable Contracts Funds (investment company)

•    Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	• Director, Gold Banc Corporation until 2006

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2004	• Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	50	None

5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES

Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2002	• Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

7

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•    President and CEO, RIC and RIF

•    Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•    Chairman of the Board, President and CEO, RFSC

•    Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•    May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•    2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•    1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•    Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•    Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•    Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

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TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2010

	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Sandra Cavanaugh#	$0	$0	$0	$0
Greg J. Stark##	$0	$0	$0	$0
INDEPENDENT TRUSTEES
Thaddas L. Alston	$119,308	$0	$0	$135,500
Kristianne Blake	$173,978	$0	$0	$196,667
Daniel P. Connealy	$119,791	$0	$0	$136,000
Jonathan Fine	$110,514	$0	$0	$125,500
Raymond P. Tennison, Jr.	$118,261	$0	$0	$134,000
Jack R. Thompson	$110,514	$0	$0	$125,500
Julie W. Weston	$114,822	$0	$0	$130,000
TRUSTEES EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson	$37,133	$0	$0	$41,600
Lee C. Gingrich*	$37,133	$0	$0	$41,600

#	Ms. Cavanaugh was elected to the Board of Trustees on January 22, 2010.

##	Effective January 22, 2010, Mr. Stark resigned from the Board of Trustees.

*	Effective December 31, 2010, Mr. Gingrich’s term as Trustee Emeritus expired.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2010

	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEE
Sandra Cavanaugh	None	None	None
INDEPENDENT TRUSTEES
Thaddas L. Alston	Balanced Strategy Fund	$10,001-$50,000	over $100,000
Kristianne Blake	None	None	over $100,000
Daniel P. Connealy	None	None	over $100,000
Jonathan Fine	None	None	over $100,000
Raymond P. Tennison, Jr.	None	None	over $100,000
Jack R. Thompson	Equity Growth Fund	$10,001-$50,000	over $100,000
Julie W. Weston	Growth Strategy Fund	$10,001-$50,000	over $100,000
TRUSTEES EMERITUS
George F. Russell, Jr.	None	None	None
Paul E. Anderson	Growth Strategy Fund	over $100,000	over $100,000
Lee C. Gingrich	Balanced Strategy Fund	$10,001-$50,000	over $100,000

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OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC’s necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company

Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Financial Services, Inc. (formerly Russell Fund Distributors, Inc.)

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services, to RIC and RIMCo as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. Until January 1, 2008, the Funds and Underlying Funds paid RIMCo a fee for advisory and administrative services. Beginning on January 1, 2008, the Funds and Underlying Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds and Underlying Funds or in aggregate fees paid by the Funds and Underlying Funds for advisory and administrative services.

Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.

RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers and for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. RIMCo, as agent for RIC, pays the money managers’

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fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Target Portfolio Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Effective October 1, 2010, the advisory fee for the Target Date Funds is 0.00%.

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Each of the Target Portfolio Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund. Effective October 1, 2010, the administrative fee for the Target Date Funds is 0.00%.

The following Funds paid RIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2010, 2009 and 2008, respectively.

Funds	10/31/10	10/31/09	10/31/08
Conservative Strategy Fund	$1,211,038	$908,536	$972,959
Moderate Strategy Fund	2,072,608	1,723,683	2,347,186
Balanced Strategy Fund	8,655,104	7,473,709	10,902,365
Growth Strategy Fund	5,856,874	5,113,360	7,764,204
Equity Growth Strategy Fund	2,714,898	2,411,580	3,901,924
2015 Strategy Fund	46,121	10,568	647
2020 Strategy Fund	387,216	263,072	200,147
2025 Strategy Fund	45,459	9,083	1,173
2030 Strategy Fund	309,914	205,147	161,308
2035 Strategy Fund	24,591	5,671	1,122
2040 Strategy Fund	238,094	150,614	113,208
2045 Strategy Fund	13,964	4,440	1,140
2050 Strategy Fund	28,678	13,313	336
2055 Strategy Fund*	—	N/A	N/A
In Retirement Fund	9,323	5,036	341

*	The 2055 Strategy Fund commenced operations on December 31, 2010.

The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.

Current Waivers:

LifePoints Target Portfolio Funds

For the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIMCo has contractually agreed, until February 29, 2012, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of that Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fees for Class R1, R2, and R3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

LifePoints Target Date Funds

For the 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy, and In Retirement Funds, RIMCo has, effective October 1, 2010, agreed to assume the responsibility of payment for all expenses other than Rule 12b-1 distribution fees, shareholder services fees, and the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds or extraordinary expenses.

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Past Waivers:

LifePoints Target Portfolio Funds

For the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIMCo has contractually agreed, until February 28, 2011, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of that Fund on an annual basis. These waivers may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.

LifePoints Target Date Funds

For the 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds, RIMCo and Russell Fund Services Company (“RFSC”), have agreed, until September 30, 2010, to waive and/or reimburse the Funds for all expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds or extraordinary expenses. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

For the LifePoints Target Portfolio Funds and the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds, RIMCo has waived and/or reimbursed its advisory fees since each of these Funds’ inception through February 28, 2009. From July 1, 2005 through December 31, 2007, RIMCo, as transfer agent, agreed to waive its transfer agency fees and to reimburse each of these Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses. From January 1, 2008 to September 30, 2008, RFSC, as transfer agent, waived its transfer agency fees and reimbursed each of these Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

The following fee waivers, reimbursements and expense caps applied to the LifePoints Target Portfolio Funds and LifePoints Target Date Funds. Direct and indirect fund-level operating expenses did not include Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses or extraordinary expenses.

Since inception, for the LifePoints Target Date Funds, RIMCo contractually agreed to waive, at least through February 28, 2010, its 0.20% advisory fee.

From January 1, 2008 through February 28, 2010, for the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds, RFSC, as transfer agent agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

Since inception through February 28, 2010, for the 2015 Strategy, 2025 Strategy, 2035 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds, RFSC, as transfer agent agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

For the fiscal year ended October 31, 2010, 2009 and 2008, respectively, RIMCo and RFSC waived and or/reimbursed fees for the following LifePoints Target Date Funds in the following amounts: 2015 Strategy Fund: $193,370, $108,590, and $36,227; 2020 Strategy Fund: $987,036, $743,382, and $492,361; 2025 Strategy Fund: $191,701, $103,515, and $38,555; 2030 Strategy Fund: $825,357, $615,500, and $420,498; 2035 Strategy Fund: $59,108, $96,541, and $38,248; and 2040 Strategy Fund: $663,117, $486,499, and $339,075; 2045 Strategy Fund: $33,551, $94,519, and $37,625; 2050 Strategy Fund: $154,847, $115,338 and $36,219; In Retirement Fund: $114,022, $97,776 and $34,93.

LifePoints Target Portfolio Funds

From March 1, 2009 through February 28, 2010, for the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of that Fund on an annual basis. These waivers may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.

12

From February 29, 2008 through February 28, 2009, the Conservative Strategy Fund’s annual direct and indirect fund-level operating expenses were capped at the greater of (a) 0.84% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

From February 29, 2008 through February 28, 2009, the Moderate Strategy Fund’s annual direct and indirect fund-level operating expenses were capped at the greater of (a) 0.95% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

From February 29, 2008 through February 28, 2009, the Balanced Strategy Fund’s annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.02% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

From February 29, 2008 through February 28, 2009, the Growth Strategy Fund’s annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.09% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

From February 29, 2008 through February 28, 2009, the Equity Growth Strategy Fund’s annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.16% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

For the fiscal years ended October 31, 2010, 2009 and 2008, respectively, RIMCo and RFSC waived and/or reimbursed fees in the following amounts for the LifePoints Target Portfolio Funds: Conservative Strategy Fund: $1,144,148, $1,070,649, and $1,914,053; Moderate Strategy Fund: $1,838,895, $1,749,101, and $4,368,451; Balanced Strategy Fund: $7,008,034, $6,906,499, and $22,044,088; Growth Strategy Fund: $5,012,596, $4,790,686, and $16,256,813; and Equity Growth Strategy Fund: $2,426,842, $2,309,221, and $8,475,684.

Each of the Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. The Underlying Funds in which the Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2010, 2009, and 2008, respectively:

	$Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$24,910,586	$21,671,839	$12,720,104	0.55%	0.55%	0.55%
Russell U.S. Quantitative Equity	21,270,160	20,791,069	10,443,818	0.55%	0.55%	0.55%
Russell U.S. Small & Mid Cap	10,421,155	8,572,616	4,733,105	0.70%	0.70%	0.70%
Russell International Developed Markets	31,235,515	25,925,909	15,931,795	0.70%	0.70%	0.70%
Russell Global Equity	15,039,474	7,743,546	10,319,777	0.95%	0.95%	0.95%
Russell Emerging Markets	15,460,798	11,326,789	17,235,737	1.15%	1.15%	1.15%
Russell Global Opportunistic Credit Fund*	353,312	N/A	N/A	1.00%	N/A	N/A
Russell Strategic Bond	37,393,912	31,814,723	11,906,977	0.50%	0.50%	0.50%
Russell Investment Grade Bond	3,568,268	2,517,898	3,518,323	0.25%	0.25%	0.25%
Russell Short Duration Bond	3,443,632	1,984,923	1,987,404	0.45%	0.45%	0.45%
Russell Commodity Strategies Fund**	4,281,573	N/A	N/A	1.25%	N/A	N/A
Russell Global Infrastructure Fund*	442,142	N/A	N/A	1.25%	N/A	N/A
Russell Global Real Estate Securities	14,498,851	10,834,642	16,346,340	0.80%	0.80%	0.80%

*	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

RIMCo and RFSC have contractually agreed to waive and/or reimburse all or a portion of their advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with RIC or the Administrative Agreement and may be changed or discontinued. RIMCo currently calculates its advisory fee based on an Underlying Fund’s

13

average daily net assets. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years for the Underlying Funds.

Current Underlying Fund Waivers:

For the Russell Strategic Bond Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.01% of its 0.50% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed to waive, until February 29, 2012, 0.25% of its advisory fee for the Fund. Additionally, Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Subsidiary Fees”). Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. These waivers may not be terminated during the relevant period except with Board approval.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed to waive, until February 29, 2012, 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed to waive, until February 29, 2012, 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Past Underlying Fund Waivers:

For the Russell Strategic Bond Fund, from March 1, 2010 through February 28, 2011, RIMCo contractually agreed to waive 0.01% of its 0.50% advisory fee for the Fund. From March 1, 2009 through February 28, 2010, RIMCo has contractually agreed to waive 0.07% of its 0.50% advisory fee for the Fund. RIMCo waived fees in the amount of $5,370,231 and $2,233,929 for the fiscal years ended October 31, 2009 and 2010, respectively. As a result of the waiver, the Fund paid advisory fees of $26,444,492 and $35,159,983 for the fiscal years ended October 31, 2009 and 2010, respectively.

On October 1, 2008, the Russell Strategic Bond Fund’s direct Fund-level expenses were capped at 0.51%. RIMCo had contractually agreed to waive, at least through February 28, 2009, up to the full amount of its 0.50% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.51% of the average daily net assets of that Fund on an annual basis. Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the fiscal year ended October 31, 2008 was $911,796. As a result of the waiver, the Fund paid advisory fees of $10,995,181 for the fiscal year ended October 31, 2008.

Effective October 1, 2010, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2012 to waive 0.05% of its 0.45% advisory fee. The total amount of the waiver for the period ended October 31, 2010 was $38,096. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $3,405,536 for the fiscal year ended October 31, 2010.

From September 1, 2008 to February 28, 2009, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. From January 1, 2008 through August 31, 2008, for the Russell Short Duration Bond Fund, RIMCo contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $40,729 for the fiscal year ended October 31, 2008. There was no reimbursement for the fiscal year ended October 31, 2008. As a result of the waiver, the Fund paid advisory fees of $1,946,675 for the fiscal year ended October 31, 2008.

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For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, until February 29, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Subsidiary Fees”). Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any. The total amount of the waiver for the period ended October 31, 2010 was $1,397,975. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $2,171,247 for the fiscal year ended October 31, 2010.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 28, 2012, to waive 0.25% of its 1.25% advisory fee for the Fund. The total amount of the waiver for the period ended October 31, 2010 was $119,661. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $322,481 for the fiscal year ended October 31, 2010.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 28, 2012, to waive 0.27% of its 1.00% advisory fee. The total amount of the waiver for the period ended October 31, 2010 was $99,108. There was no reimbursement for the period ended October 31, 2010. As a result of the waiver, the Fund paid advisory fees of $254,204 for the fiscal year ended October 31, 2010.

From September 15, 2004 to September 30, 2008, for the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets and Russell Strategic Bond, RIMCo contractually agreed to waive 0.02% of its 0.05% administrative fee. For the fiscal years ended October 31, 2008 and 2009 RIMCo waived administrative fees in the amounts of $390,611 and $0 for the Russell U.S. Core Equity Fund, $309,448 and $0 for the Russell U.S. Quantitative Equity Fund, $112,740 and $0 for the Russell U.S. Small & Mid Cap Fund, $387,130 and $0 for the Russell International Developed Markets Fund and $356,788 and $0 for the Russell Strategic Bond Fund, respectively.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by RIMCo with respect to the Underlying Funds:

	$Amount Retained			Annual rate (as a % of average daily net assets)
Underlying Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$16,116,281	$13,396,937	$7,603,127	0.36%	0.34%	0.33%
Russell U.S. Quantitative Equity	14,984,988	14,754,504	7,302,000	0.39%	0.39%	0.40%
Russell U.S. Small & Mid Cap	4,750,967	3,698,761	1,862,871	0.32%	0.30%	0.28%
Russell International Developed Markets	18,462,093	14,881,900	9,135,836	0.41%	0.40%	0.40%
Russell Global Equity	9,060,075	4,446,733	6,150,192	0.57%	0.55%	0.57%
Russell Emerging Markets	9,210,156	6,778,209	9,907,558	0.69%	0.69%	0.65%
Russell Global Opportunistic Credit*	143,312	N/A	N/A	0.46%	N/A	N/A
Russell Strategic Bond	29,880,341	24,645,610	8,768,179	0.40%	0.39%	0.39%
Russell Investment Grade Bond	2,462,370	1,630,144	2,436,078	0.17%	0.16%	0.17%
Russell Short Duration Bond	2,789,282	1,539,840	1,402,253	0.36%	0.35%	0.32%
Russell Commodity Strategies**	3,662,357	N/A	N/A	1.18%	N/A	N/A
Russell Global Infrastructure*	442,142	N/A	N/A	1.25%	N/A	N/A
Russell Global Real Estate Securities	10,355,065	7,391,734	11,050,403	0.57%	0.55%	0.54%

*	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

RIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

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PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the RIC Funds and Underlying Funds, oversee the allocation of Fund assets to the Underlying Funds or the money managers of the RIC Underlying Funds and have primary responsibility for the management of the Funds and Underlying Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and in some cases participation in a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Compensation is not affected by an increase in Fund assets.

Bonuses for the RIMCo Managers of the Funds are based on their management of the Funds consistent with the Funds’ objectives. The RIMCo Managers for the Funds are evaluated on an ongoing basis with respect to achieving each Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs.

RIMCo manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class chief investment officers (“asset class CIOs”). Russell’s compensation committee approves salaries and bonuses after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS

THEY MANAGE FOR THE PERIOD ENDED JULY 31, 2011

RIMCO MANAGER OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND MANAGED BY THE RIMCO MANAGER
Michael R. Ruff	None	Conservative Strategy Fund
	None	Moderate Strategy Fund
	None	Balanced Strategy Fund
	None	Growth Strategy Fund
	None	Equity Growth Strategy Fund
	None	2015 Strategy Fund
	None	2020 Strategy Fund
	None	2025 Strategy Fund
	None	2030 Strategy Fund
	None	2035 Strategy Fund
	None	2040 Strategy Fund
	None	2045 Strategy Fund
	None	2050 Strategy Fund
	None	2055 Strategy Fund
	None	In Retirement Fund

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select Underlying Fund money managers or Underlying Funds for the Fund’s to invest in to fulfill those needs. Specifically, RIMCo Managers make money manager or Underlying Fund selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers of Underlying Funds utilize Russell’s manager research analysis and manager rankings to assist in selecting money manager(s) to meet the unique investment needs of the various portfolios they manage. RIMCo Managers of funds of funds utilize Russell proprietary capital markets research and portfolio strategy analysis to assist in determining the Underlying Funds in which to invest and the asset allocations to the Underlying Funds to meet the unique investment needs of the various funds they manage.

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At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection for the Underlying Funds and asset allocation for the funds of funds. For RIMCo managers of Underlying Funds it includes the hiring, termination and retention of money managers. For fund of funds asset allocations, this process includes defining a fund’s objective and determining appropriate ways to measure performance. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager for an Underlying Fund may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the asset class CIO and the ISC must review and ratify the recommendations.

OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF JUNE 30, 2011

RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Michael R. Ruff	5	$11,346.8	5	$5,411.4	—	—	$16,758.2

Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ Statement of Additional Information.

MONEY MANAGERS. The money managers of the Underlying Funds are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of an Underlying Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisors or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the Underlying Funds’ fiscal years ended October 31, 2010, 2009 and 2008, fees paid to the money managers of the Underlying Funds were:

	$Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2010	2009	2008	2010	2009	2008
Russell U.S. Core Equity	$8,794,305	$8,274,902	$5,116,977	0.19%	0.21%	0.22%
Russell U.S. Quantitative Equity	6,285,172	6,036,565	3,141,818	0.16%	0.16%	0.15%
Russell U.S. Small & Mid Cap	5,670,188	4,873,855	2,870,234	0.38%	0.40%	0.42%
Russell International Developed Markets	12,773,422	11,044,009	6,795,959	0.29%	0.30%	0.30%
Russell Global Equity	5,979,399	3,296,813	4,169,585	0.38%	0.40%	0.38%
Russell Emerging Markets	6,250,642	4,548,580	7,328,179	0.46%	0.46%	0.50%
Russell Global Opportunistic Credit Fund*	210,000	N/A	N/A	0.54%	N/A	N/A
Russell Strategic Bond	7,513,571	7,169,113	3,138,798	0.10%	0.11%	0.11%
Russell Investment Grade Bond	1,105,898	887,754	1,082,245	0.08%	0.09%	0.08%
Russell Short Duration Bond	654,350	445,083	585,151	0.09%	0.10%	0.13%
Russell Commodity Strategies Fund**	619,216	N/A	N/A	0.07%	N/A	N/A
Russell Global Infrastructure Fund*	—	N/A	N/A	—	N/A	N/A
Russell Global Real Estate Securities	4,143,786	3,442,908	5,295,937	0.23%	0.25%	0.26%

*	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.

**	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

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Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

ORDER PLACEMENT DESIGNEES. Russell Financial Services, Inc. or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds and Underlying Fund in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Capital Management L.P.	Yes	No	Yes
AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes
Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes
Axiom International Investors LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
BlackRock Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Brookfield Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes
Chartwell Investment Partners	Yes	Yes, subject to blackout periods	Yes
ClariVest Asset Management, LLC	Yes	No	Yes
Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes
Credit Suisse Asset Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to blackout periods	Yes
del Rey Global Investors, LLC	Yes	Yes, subject to pre-clearance, holding periods and blackout periods	Yes
Delaware Management Company, a series of Delaware Management Business Trust	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
DePrince, Race & Zollo, Inc	Yes	Yes, but not in securities with pending or possible client buy or sell orders.	Yes
DDJ Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to blackout periods	Yes
Driehaus Capital Management LLC	Yes	Yes, subject to blackout periods	Yes
First Eagle Investment Management, LLC	Yes	Yes, subject to blackout periods	Yes
Genesis Asset Managers, LLP	Yes	Yes, subject to blackout periods	Yes
GLG Inc.	Yes	Yes, subject to pre-clearance, holding periods, and blackout periods	Yes
Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Harding Loevner LP	Yes	Yes, subject to blackout periods	Yes
Harris Associates, L.P.	Yes	Yes, subject to blackout periods	Yes
Institutional Capital LLC	Yes	No	Yes
INTECH Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
INVESCO Advisers, Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes
Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Jefferies Asset Management, LLC	Yes	Yes, subject to pre-clearance, holding periods, and blackout periods	Yes
Lazard Asset Management LLC	Yes	Yes, subject to blackout periods	Yes
Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes
Macquarie Capital Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
Marsico Capital Management Company, LLC	Severely restricts personal trading except for certain specific	No	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
transactions such as the purchase of mutual fund shares, commercial paper, etc.
Metropolitan West Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes
Mondrian Investment Partners Ltd.	Yes	Yes, subject to blackout periods	Yes
Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes
Neuberger Berman Fixed Income LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Next Century Growth Investors, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of closed end funds, ETFs and employer securities purchased pursuant to employer-sponsored automatic investment plans	Yes	Yes
Numeric Investors LLC	Yes	Yes, subject to blackout periods	Yes
Nuveen Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
Oaktree Capital Management, L.P.	Yes	Yes, subject to blackout periods	Yes
Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes
PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Pzena Investment Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or within one day of a client buy or sell order	Yes
Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes

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MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes
Sanders Capital LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to pre-clearance, holding periods, and prohibition on sales of securities held in client accounts.	Yes
Schneider Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes
Signia Capital Management, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of mutual funds, closed end funds, ETFs and index funds	Yes	Yes
Snow Capital Management L.P.	Yes	Yes, but not in common or preferred shares of individual stocks or stock options	Yes
Stone Harbor Investment Partners LP	Yes	Yes, but not in securities with pending or possible client buy or sell orders, and subject to pre-clearance and holding periods	Yes
Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes
Tradewinds Global Investors, LLC	Yes	Yes, subject to blackout periods	Yes
T. Rowe Price Associates, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes
Victoria 1522 Investments LP	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company	Yes	Yes, subject to blackout periods	Yes
Western Asset Management Company Limited	Yes	Yes, subject to blackout periods	Yes
William Blair & Company, LLC	Yes	Yes, subject to blackout periods	Yes

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the “SEC”) Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, each Fund that issues multiple classes of Shares is referred to as a “Multiple Class Fund.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related

21

agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.

In adopting the Distribution Plan for each Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds by enabling those Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund would have.

For each Fund offering Class A, Class C or Class R3 Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class C and Class R3 Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A, Class C or Class R3 Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

For each Fund offering Class A, Class C or Class R3 Shares, the Distribution Plan provides that each Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class C and Class R3 Shares for any activities or expenses primarily intended to result in the sale of Class A, Class C and Class R3 Shares of such Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds

Under the Distribution Plan, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”

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Under the Distribution Plan, the following Funds’ Class A, Class C and Class R3 Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2010, 2009 and 2008 (these amounts were for compensation to dealers):

Funds	Class A		Class C	Class R3	Class A		Class C	Class R3
	10/31/10		10/31/10	10/31/10	10/31/09		10/31/09	10/31/09
Conservative Strategy Fund	$215,172		$1,074,047	$474,720	$161,573		$733,031	$392,450
Moderate Strategy Fund	499,157		1,864,030	694,744	399,664		1,451,302	628,616
Balanced Strategy Fund	2,649,572		9,374,850	2,088,040	2,228,910		8,032,310	1,910,798
Growth Strategy Fund	1,922,361		5,860,459	1,529,862	1,654,856		5,137,888	1,357,587
Equity Growth Strategy Fund	644,425		2,944,461	739,384	558,325		2,564,737	664,710
2015 Strategy Fund	N/A		N/A	21,805	N/A		N/A	8,214
2020 Strategy Fund	5,060		N/A	211,388	3,293		N/A	129,129
2025 Strategy Fund	N/A		N/A	21,112	N/A		N/A	6,207
2030 Strategy Fund	4,229		N/A	164,434	4,088		N/A	96,187
2035 Strategy Fund	N/A		N/A	11,845	N/A		N/A	3,512
2040 Strategy Fund	2,225		N/A	121,822	2,023		N/A	74,934
2045 Strategy Fund	N/A		N/A	3,452	N/A		N/A	933
2050 Strategy Fund	N/A		N/A	6,292	N/A		N/A	2,073
2055 Strategy Fund*	N/A		N/A	N/A	N/A		N/A	N/A
In Retirement Fund	N/A	**	N/A	3,294	N/A	**	N/A	1,091

*	No shares of the 2055 Strategy Fund were issued during the fiscal years ended October 31, 2010 and 2009.

**	No Class A Shares of In Retirement Fund were issued during the fiscal years ending October 31, 2010 and 2009.

Funds	Class A		Class C	Class R3
	10/31/08		10/31/08	10/31/08
Conservative Strategy Fund	$152,968		$678,364	$473,726
Moderate Strategy Fund	523,307		1,874,931	885,266
Balanced Strategy Fund	3,230,674		12,092,189	2,833,239
Growth Strategy Fund	2,494,791		7,849,253	2,115,943
Equity Growth Strategy Fund	884,246		4,201,871	1,123,716
2015 Strategy Fund	N/A		N/A	292
2020 Strategy Fund	4,527		N/A	93,987
2025 Strategy Fund	N/A		N/A	278
2030 Strategy Fund	7,791		N/A	72,281
2035 Strategy Fund	N/A		N/A	166
2040 Strategy Fund	4,220		N/A	66,550
2045 Strategy Fund	N/A		N/A	140
2050 Strategy Fund	N/A		N/A	140
2055 Strategy Fund*	N/A		N/A	N/A
In Retirement Fund	N/A	**	N/A	143

*	No shares of the 2055 Strategy Fund were issued during the fiscal year ended October 31, 2008.

**	No Class A Shares of In Retirement Fund were issued during the fiscal year ending October 31, 2008.

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds (“Services Plan”). This plan is referred to as the “Service Plan.”

Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class C, Class E, Class R2 or Class R3, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class C, Class E, Class R2 or Class R3. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class C, Class E, Class R2 or Class R3 may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Class C, Class E, Class R2, or Class R3 Shares.

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Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved, by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund’s Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Funds’ Class C, Class E, Class R2 and Class R3 Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2010:

Funds	Class C	Class E	Class R2	Class R3
Conservative Strategy Fund	$358,016	$210,147	$15,494	$474,720
Moderate Strategy Fund	621,343	390,497	15,481	694,744
Balanced Strategy Fund	3,124,950	1,314,660	71,038	2,088,040
Growth Strategy Fund	1,953,486	1,005,408	47,598	1,529,862
Equity Growth Strategy Fund	981,487	430,933	52,330	739,384
2015 Strategy Fund	N/A	N/A	13,234	21,805
2020 Strategy Fund	N/A	34,727	91,716	211,388
2025 Strategy Fund	N/A	N/A	16,625	21,112
2030 Strategy Fund	N/A	31,845	82,678	164,434
2035 Strategy Fund	N/A	N/A	10,448	11,845
2040 Strategy Fund	N/A	35,093	67,487	121,822
2045 Strategy Fund	N/A	N/A	11,571	3,452
2050 Strategy Fund	N/A	N/A	30,486	6,292
2055 Strategy Fund*	N/A	N/A	N/A	N/A
In Retirement Fund	N/A	N/A	8,527	3,294

*	No shares of the 2055 Strategy Fund were issued during the fiscal year ended October 31, 2010.

UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

As of the date of this SAI, RIMCo and RFSC have contractually agreed to waive and/or reimburse until February 29, 2012, all or a portion of their advisory and administrative fees, respectively, with respect to certain Underlying Funds.

FUND OPERATING EXPENSES. As a shareholder of the Underlying Funds, each Fund indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. RIMCo has agreed, effective October 1, 2010, to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses. If this arrangement is discontinued, Fund expenses may increase.

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PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees. Class R1, R2 and R3 Shares are only available to (1) employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants, (2) 401k rollover accounts investing through recordkeeping platforms where the platform has a sales agreement with the Funds’ distributor to sell Class R1, R2 or R3 Shares and consolidates and holds all Fund Shares in omnibus accounts on behalf of shareholders or (3) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class R1, R2 and R3 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

Class A Shares of the LifePoints Target Portfolio Funds, the 2020 Strategy, 2030 Strategy, 2040 Strategy and In Retirement Funds (the “Class A Funds”)

Class A Shares of the 2020 Strategy, 2030 Strategy, 2040 Strategy and In Retirement Funds are not currently offered to new shareholders and may only be purchased by existing shareholders. Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows.

The Class A Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

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The Funds’ distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the Class A Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Commissions are paid to Financial Intermediaries on Class A share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.

Sales Charge Waivers and Reductions

Please see the applicable LifePoints Funds’ prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class C Shares of the LifePoints Target Portfolio Funds

Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds’ distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of the LifePoints Target Portfolio Funds, and the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds

Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares of the LifePoints Target Portfolio Funds, the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds

Financial Intermediaries will receive no shareholder services or distribution fees for Class S shares.

Class R1 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Financial Intermediaries will receive no shareholder services or distribution fees for Class R1 shares.

Class R2 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Financial Intermediaries that sell Class R2 shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R2 shares sold by them.

Class R3 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds

Financial Intermediaries that sell Class R3 shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R3 shares sold by them and the distribution fee payable under the Funds’ distribution plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class R3 shares sold by them.

Class S Shares of the LifePoints Target Portfolio Funds, the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds

MOVING FROM CLASS S TO CLASS A SHARES. You can redeem Class S shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S shares in the fee-based program for at least one year, (c) the purchase of the Class A shares is part of a series of transactions designed to move you from Class S shares to Class A shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RFSC believes that an exchange between classes of the same Fund is not a taxable event, however,

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you must check with your Financial Intermediary to determine if they will process the exchange as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.

Class E and S Shares of All Funds offering Class E and S Shares except the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds

Class E and S Shares of each Fund which offers Class E and S Shares may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E, or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts),profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.

The Funds generally do not have the ability to enforce these limitations on access to Class E or S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E and S Shares available to those categories of investors listed above that qualify for access to Class E and S Shares. However, the Funds will not knowingly sell Class E or S Shares to any investor not meeting one of the foregoing criteria.

Class E and S Shares of the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds

Class E and S Shares are only available to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class E and S Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares. Current shareholders of Class E or S Shares who acquired their shares prior to December 14, 2007 may make additional purchases of Class E and S Shares in their existing accounts without regard to the foregoing restrictions.

Minimum Initial Investment Requirements.

There is currently no required minimum initial investment for Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000.

Uncashed Checks.

Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

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VALUATION OF THE FUND SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

PRICING OF SECURITIES. The Shares of the Underlying Funds held by each Fund are valued at their net asset value. The Underlying Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that invests in these Underlying Funds which hold portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those Underlying Funds’ portfolio securities may change on weekends or other days when the Fund does not price its Shares.

PORTFOLIO TURNOVER RATES OF THE FUNDS. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund during the year. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus. Additionally, the turnover level for the Funds was impacted by mergers of the Underlying Funds and exchanges from one class of shares of the Underlying Funds to another.

The portfolio turnover rates for the fiscal years ended October 31, 2010 and 2009 were:

Funds	10/31/10	10/31/09
Conservative Strategy Fund	38%	17%
Moderate Strategy Fund	48	17
Balanced Strategy Fund	24	11
Growth Strategy Fund	31	9
Equity Growth Strategy Fund	28	5
2015 Strategy Fund	44	14
2020 Strategy Fund	32	15
2025 Strategy Fund	26	12
2030 Strategy Fund	25	9
2035 Strategy Fund	19	13
2040 Strategy Fund	19	8
2045 Strategy Fund	31	20
2050 Strategy Fund	28	20
2055 Strategy Fund*	N/A	N/A
In Retirement Fund	52	26

*	No shares of the 2055 Strategy Fund were issued during the fiscal years ended October 31, 2010 and 2009.

PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by RIMCo or the money manager for the Underlying Funds’ cash reserves. The Underlying Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of RIC) decides to purchase the same security. In addition, when a money manager’s services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Underlying Funds for the

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periods ended October 31, 2010 and 2009, respectively, were as follows: Russell U.S. Core Equity Fund, 97% and 125%, Russell U.S. Quantitative Equity Fund, 102% and 115%, Russell U.S. Small & Mid Cap Fund, 99% and 153%, Russell International Developed Markets, Fund 91% and 115%, Russell Global Equity Fund, 74% and 127%, Russell Emerging Markets Fund, 67% and 77%, Russell Strategic Bond Fund, 206% and 154%, Russell Investment Grade Bond Fund, 157% and 87%, Russell Short Duration Bond Fund, 195% and 217% and Russell Global Real Estate Securities Fund, 141% and 118%. No shares of the Russell Commodity Strategies, Russell Global Opportunistic Credit and Russell Global Infrastructure Funds were issued during the fiscal year ended October 31, 2009. The annual portfolio turnover rates for each of these Underlying Funds for the period ended October 31, 2010 were as follows: Russell Global Opportunistic Credit Fund, 4%, Russell Commodity Strategies Fund, 11% and Russell Global Infrastructure Fund 8%.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website following each month end. Such disclosure will be available no later than 60 calendar days following each month end. Disclosure of a Fund’s top ten portfolio holdings as of the last day of each month will be available on the Funds’ website no later than 15 calendar days after each month end.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Brown Brothers Harriman, Pace, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

In addition, the Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc., (“GSI”), and Risk Metrics Group, Inc, (“RiskMetrics”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and RiskMetrics receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

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From time to time rating and ranking organizations such as iMoneyNet, Crane Data LLC, Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds and Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

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Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

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•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

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In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of an Underlying Fund are owned directly by any other RIC Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Underlying Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a

31

principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Underlying Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Underlying Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services and its correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Underlying Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Underlying Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Underlying Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non–affiliated brokers.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Underlying Funds.

Recapture Services or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through Recapture Services and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.

Recapture Services retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Underlying Funds. Trades through Recapture Services and its correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services and its correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

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BROKERAGE COMMISSIONS. During the Underlying Funds’ fiscal years ended October 31, 2010, 2009 and 2008 the total brokerage commissions paid by the Underlying Funds were:

	2010	2009	2008
Russell U.S. Core Equity	$7,414,842	$8,815,960	$4,245,805
Russell U.S. Quantitative Equity	4,494,437	4,783,446	2,333,164
Russell U.S. Small & Mid Cap	3,545,647	5,133,690	2,101,044
Russell International Developed Markets	7,793,881	7,552,609	5,402,820
Russell Global Equity	2,934,741	1,688,155	2,864,577
Russell Emerging Markets	2,227,998	2,188,947	3,079,574
Russell Strategic Bond	503,855	551,819	315,079
Russell Investment Grade Bond	92,779	81,718	127,450
Russell Short Duration Bond	38,901	57,763	23,190
Russell Global Infrastructure*	564,396	N/A	N/A
Russell Global Real Estate Securities	4,697,304	4,493,790	2,992,425

*	The Russell Global Infrastructure Fund commenced operations on October 1, 2010.

The principal reasons for changes in several Underlying Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions, and (4) Fund mergers.

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Commodity Strategies Funds normally do not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the fiscal year ended October 31, 2010, approximately $2,071,585 of the brokerage commissions of the Funds were directed to brokers who provided brokerage or research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchases or sellers of securities, (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the Underlying Funds’ fiscal years ended October 31, 2010, 2009 and 2008 from portfolio transactions effected for the Underlying Funds, were as follows:

	2010
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap
Macquarie Capital Investment Management
Russell Global Infrastructure	437	0.08	0.05
Mellon Capital Management Corporation
Russell U.S. Quantitative Equity
Russell Implementation Services, Inc.
Russell U.S. Core Equity	994,390	13.41	11.58
Russell U.S. Quantitative Equity	1,448,904	32.24	15.36
Russell U.S. Small & Mid Cap	151,670	4.28	3.58
Russell International Developed Markets	827,037	10.61	8.50
Russell Global Equity	652,156	22.22	15.76
Russell Emerging Markets	25,453	1.14	0.65
Russell Short Duration Bond
Russell Global Infrastructure	379,072	67.16	32.12
Russell Global Real Estate Securities	1,357,505	28.90	28.26
UBS Global Asset Management
Russell International Developed Markets	7,688	0.10	0.04
Russell Emerging Markets	636	0.03	0.01

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	2009			2008
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap				1,231	0.06	0.00
Macquarie Capital Investment Management
Russell Global Infrastructure
Mellon Capital Management Corporation
Russell U.S. Quantitative Equity	194,206	4.06	0.74	132,541	5.68	0.90
Russell Implementation Services, Inc.
Russell U.S. Core Equity	1,114,371	12.64	6.28	148,946	3.51	2.86
Russell U.S. Quantitative Equity	1,446,799	30.25	8.07	521,212	22.34	5.57
Russell U.S. Small & Mid Cap	369,016	7.19	3.38	220,602	10.50	4.44
Russell International Developed Markets	1,462,055	19.36	6.95	281,245	5.21	2.14
Russell Global Equity	310,577	18.40	8.28	477,075	16.65	13.39
Russell Emerging Markets	33.930	1.55	0.44	20,496	0.67	0.83
Russell Short Duration Bond	27,690	47.94	0.45
Russell Global Infrastructure
Russell Global Real Estate Securities	247,542	5.51	4.01
UBS Global Asset Management
Russell International Developed Markets	5,318	0.07	0.02	4,325	0.08	0.02
Russell Emerging Markets	2,439	0.11	0.26	7,046	0.23	0.08

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2010 for the Underlying Funds was 6.16%.

During the Underlying Funds’ fiscal year ended October 31, 2010, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The values of broker–dealer securities held as of October 31, 2010, were as follows:

Brokers by Commission for the Underlying Funds’ fiscal year ended October 31, 2010:

Broker	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Credit Agricole Cheuvreux North America, Inc.				10,701,540
KeyBanc Capital Markets, Inc.		1,430,793
Macquarie Group Limited
BNY Mellon Securities LLC	22,917,671	1,709,092			29,299,150
Deutsche Bank Securities, Inc.				3,663,092	2,484,480	819,816
HSBC Securities, Inc.				65,005,079	2,710,485	1,852,624
Merrill Lynch, Pierce, Fenner & Smith, Inc.				3,125,000
Morgan Stanley & Co. Incorporated	6,000,000	17,945,174	1,500,000	19,500,000	21,010,887
UBS Securities LLC				45,454,776	9,565,469
Barclays Capital, Inc.				40,123,503
Jefferies & Company	3,122,865
Goldman, Sachs & Co.	54,028,662	17,849,355			16,525,863	8,200,000
J.P. Morgan Securities, Inc.	69,226,519	50,163,048		6,051,849	45,533,131
Citigroup, Inc.	11,221,189	7,009,438	4,800,000	2,516,911	2,394,589	343,872
Credit Suisse First Boston Corp.				9,364,557	10,347,874	1,450,421

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Broker	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Commodity Strategies Fund*	Russell Global Opportunistic Credit Fund**	Russell Global Infrastructure Fund**
Credit Agricole Cheuvreux North America, Inc.	1,802,625	611,800
KeyBanc Capital Markets, Inc.	9,813,629	749,562	1,529,036
Macquarie Group Limited	17,350,197
BNY Mellon Securities LLC	601,924		481,539
Deutsche Bank Securities, Inc.	42,268,184	2,675,329	452,488
HSBC Securities, Inc.	32,942,154	4,929,257	(540,010)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,253,758	6,676,902	1,604,941
Morgan Stanley & Co. Incorporated	125,874,488	72,170,146	59,394,414			11,700,000
UBS Securities LLC	59,115,070	4,848,684	5,212,102
Barclays Capital, Inc.	49,532,821	101,184,379	60,520,000		3,535,069
Jefferies & Company
Goldman, Sachs & Co.	64,001,245	19,005,536	2,760,485
J.P. Morgan Securities, Inc.	228,819,179	41,025,887	10,546,778		1,366,753
Citigroup, Inc.	111,137,431	21,469,645	4,820,754
Credit Suisse First Boston Corp.	38,104,469	21,715,792	2,809,662

*	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

**	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

Brokers by Principal (Zero Commissions) for the Underlying Funds’ fiscal year ended October 31, 2010:

Broker	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Daiwa Securities					18,440,880
HSBC Securities, Inc.				65,005,079	2,710,485	1,852,624
Itau Unibanco				5,540,493	4,177,656	10,036,784
KeyBanc Capital Markets, Inc.		1,430,793
Macquarie Group Limited
Raymond James & Associates		564,400	2,599,288
Royal Bank of Canada
Royal Bank of Scotland				6,322,516
BNP Paribas				13,868,416	3,480,178
Jefferies & Company	3,122,865
Banc of America Securities LLC	25,401,856	3,979,164			680,680
Citigroup, Inc.	11,221,189	7,009,438	4,800,000	2,516,911	2,394,589	343,872
Deutsche Bank Securities, Inc.				3,663,092	2,484,480	819,816
Merrill Lynch, Pierce, Fenner & Smith, Inc.				3,125,000
State Street Global Markets, LLC	13,563,648
UBS Securities LLC				45,454,776	9,565,469
Barclays Capital, Inc.				40,123,503
Goldman, Sachs & Co.	54,028,662	17,849,355			16,525,863	8,200,000
Morgan Stanley & Co. Incorporated	6,000,000	17,945,174	1,500,000	19,500,000	21,010,887
Credit Suisse First Boston Corp.				9,364,557	10,347,874	1,450,421
J.P. Morgan Securities, Inc.	69,226,519	50,163,048		6,051,849	45,533,131

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Broker	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Commodity Strategies Fund*	Russell Global Opportunistic Credit Fund**	Russell Global Infrastructure Fund**
Daiwa Securities
HSBC Securities, Inc.	32,942,154	4,929,257	(540,010)
Itau Unibanco		1,900,791
KeyBanc Capital Markets, Inc.	9,813,629	749,562	1,526,036
Macquarie Group Limited	17,350,197
Raymond James & Associates
Royal Bank of Canada	(529,792)
Royal Bank of Scotland	61,155,330	8,922,359	8,252,427
BNP Paribas	15,757,823	1,819,250
Jefferies & Company
Banc of America Securities LLC	112,821,212	19,989,577	9,961,934
Citigroup, Inc.	111,137,431	21,469,645	4,820,754
Deutsche Bank Securities, Inc.	42,268,184	2,675,329	452,488
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,253,758	6,676,902	1,604,941
State Street Global Markets, LLC
UBS Securities LLC	59,115,070	4,848,684	5,212,102
Barclays Capital, Inc.	49,532,821	101,184,379	60,520,000		3,535,069
Goldman, Sachs & Co.	64,001,245	19,005,536	2,760,485
Morgan Stanley & Co. Incorporated	125,874,488	72,170,146	59,394,414			11,700,000
Credit Suisse First Boston Corp.	38,104,469	21,715,792	2,809,662
J.P. Morgan Securities, Inc.	228,819,179	41,025,887	10,546,778		1,366,753

*	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.

**	The Russell Global Opportunistic Credit and Russell Global Infrastructure Funds commenced operations on October 1, 2010.

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INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS

Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund’s shareholders. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be fundamental which means that they may only be changed with the approval of a majority of each Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in the respective Prospectus.

INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund of Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

No Fund of Funds may:

1. Purchase securities if, as a result of such purchase, the Fund of Funds’ investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds’ investment policies set forth in the Fund of Funds’ Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Russell Global Real Estate Securities Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act. The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Russell Global Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies,

37

(c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund of Funds’ presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regard to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.

With regard to investment restriction 1, above, the statement that the Funds of Funds will be concentrated in the mutual fund industry means that the Funds of Funds will only invest in shares of other mutual funds. In accordance with each Fund of Funds’ investment program as set forth in the prospectus, a Fund of Funds may invest more than 25% of its assets in any one Underlying Fund.

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities

With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

Each Fund of Funds will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund of Funds rather than the Underlying Fund.

With regard to investment restriction 6, above, each Fund of Funds may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds of Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund of Funds as permitted by the 1940 Act.

The Funds of Funds do not invest in illiquid securities. The Funds of Funds do not invest in repurchase agreements.

Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):

No Fund of Funds may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds of Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

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INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

Each Underlying Fund’s investment objective, with the exception of Russell U.S. Quantitative Equity Fund and Russell International Developed Markets Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of Russell U.S. Quantitative Equity Fund and Russell International Developed Markets Fund are fundamental which means that they may only be changed with the approval of a majority of each Underlying Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses. The Russell Commodity Strategies Fund will look through to the assets of its subsidiary, Russell Cayman Commodity Strategies Fund Ltd., (the “Subsidiary”) for the purposes of complying with the investment restrictions noted below.

INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).

Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Underlying Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

No Underlying Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

This investment restriction shall not apply to the Russell Global Real Estate Securities Fund.

The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities (physical commodities for the Russell Commodity Strategies Fund) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

This restriction shall not prevent the Russell Commodity Strategies Fund from purchasing or selling commodity-linked derivative instruments including, but not limited to, swap agreements and commodity-linked structured notes, options, futures contracts with respect to indices or individual commodities and option on futures contracts, or from investing in securities or other instruments backed by physical commodities or by indices.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

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6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

An additional fundamental policy is that the Russell Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of these investment restrictions, the Russell Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non–governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non–governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regard to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Russell Global Real Estate Securities Fund concentrates its investments in real estate securities. For purposes of this investment restriction, the Russell Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classification of the Global Industry Classification Standard (“GICs”) methodology. For all other Underlying Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities.

With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Fund as permitted by the 1940 Act.

Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):

No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Underlying Funds will not purchase additional securities while outstanding borrowings exceed 5% of total assets.

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An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

The investment objective and principal investment strategies for each of the Underlying Funds are provided in their Prospectuses. The following table illustrates the principal and non-principal investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Underlying Fund	Principal Investments	Non-Principal Investments
Russell U.S. Core Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities REITs Non-U.S. Securities

Russell U.S. Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Non-U.S. Securities

Russell U.S. Small & Mid Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts and Global Depositary Receipts REITs Derivatives to expose cash reserves to markets Cash Reserves	Preferred Stocks Rights, Warrants and Convertible Securities Lending Portfolio Securities Illiquid Securities Non-U.S. Securities

Russell International Developed Markets Fund

Common Stocks and Common Stock Equivalents

Depositary Receipts

Preferred Stocks

Foreign Securities

Forward Currency Contracts

Emerging Market Securities

Derivatives to expose cash reserves to markets

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

Rights, Warrants and Convertible Securities

Other Investment Companies

Equity securities of real estate companies, including REITs

Russell Global Equity Fund

Common Stocks and Common Stock Equivalents

Depositary Receipts

Preferred Stocks

Foreign Securities

Forward Currency Contracts

Emerging Market Securities

Derivatives to expose cash reserves to markets

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic Foreign Equity/Fixed Income Securities

Other Investment Companies

Rights, Warrants and Convertible Securities

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Russell Emerging Markets Fund

Common Stocks and Common Stock Equivalents

Emerging Market Securities

Depositary Receipts

Preferred Stocks

Foreign Securities (specifically emerging market securities)

Derivatives to expose cash reserves to markets

Cash Reserves

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

Pooled Investment Vehicles

Other Investment Companies

Rights, Warrants and Convertible Securities

Lending Portfolio Securities

REITs

Illiquid Securities

Russell Global Opportunistic Credit Fund

Bonds

High Yield Debt Securities

Emerging Markets Debt

Corporate Debt Securities

Government Securities, including non-U.S. and emerging sovereign debt

Loans & Other Direct Indebtedness

Below investment grade or junk bonds

Forward Currency Contracts

Foreign Currency

Brady Bonds

Yankee Bonds and Yankee CDs

Derivatives

Synthetic Foreign Equity/Fixed Income Securities

When-issued and forward commitment securities

Swaps and swaptions

Credit Default Swaps

STRIPS

Illiquid Securities

Cash Reserves

Preferred Stocks Repurchase Agreements Rights, Warrants and Convertible Securities Municipal Obligations Lending Portfolio Securities

Russell Strategic Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Municipal Obligations Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

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Russell Investment Grade Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt,

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Municipal Obligations Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

Russell Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves

Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations Brady Bonds

Russell Commodity Strategies Fund

Commodity index-linked securities

Derivatives, including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts

Wholly-Owned Subsidiary of the Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities

Below investment grade or junk bonds

U.S. Government Securities

Foreign Securities

Emerging markets debt

Equity Securities, including Common and Preferred Stocks and convertible securities Commercial paper

Russell Global Infrastructure Fund

Common Stocks and Common Stock Equivalents

Preferred Stocks

Infrastructure Companies

Illiquid Securities

Foreign Securities

Emerging Market Securities

Derivatives

Cash Reserves

Derivatives to expose cash reserves to markets

REITs Rights, Warrants and Convertible Securities Depositary Receipts Spot & Forward Currency Contracts Synthetic Foreign Equity/Fixed Income Securities Lending Portfolio Securities

Russell Global Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities Spot and Forward Currency Contracts Cash Reserves Derivatives to expose cash reserves to markets	Lending Portfolio Securities Illiquid Securities Depositary Receipts Emerging Market Securities

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Underlying Funds may invest in the foregoing table.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

The Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Real Estate Securities, Russell Commodity Strategies, and Russell Global Infrastructure Funds are referred to collectively as the “Underlying Equity Funds.”

The Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, and Russell Global Opportunistic Funds are referred to collectively as the “Underlying Fixed Income Funds.”

INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, except the Russell Commodity Strategies Fund intend to be fully invested at all times. RIMCo or a money manager invests the Underlying Funds’ cash reserves in short term instruments. In addition to investing in such short term investments, as described below, the Underlying Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets. A Money Manager may also choose to keep cash reserves uninvested as part of the Money Manager’s overall investment strategy.

Each Underlying Fund invests its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Cash Management Fund is 0.10%, the same as the net aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC with respect to the Russell Money Market Fund.

The Cash Management Fund seeks to preserve principal and provide liquidity and current income. The Fund invests in a portfolio of high quality U.S. Dollar denominated money market securities. The dollar-weighted average maturity of the Fund’s portfolio is 90 days or less. The Fund primarily invests in (1) securities issued by U.S. and foreign banks, commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts, (2) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit, (3) Yankee Bonds, (4) funding agreements, (5) other money market funds, (6) demand notes, (7) repurchase agreements, (8) investment-grade municipal debt obligations, (9) securities issued or guaranteed by the U.S. government or its agencies and (10) asset backed securities. An investment in the U.S. Cash Management Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with: active security selection, the ability to maintain a stable $1.00 net asset value, Counterparty risk, liquidity risk, market volatility, government intervention in financial markets, possible large redemptions and subscriptions and investing in (1) fixed income securities (including instruments of U.S. and foreign banks and U.S. and foreign corporations), (2) commercial paper (including asset-backed commercial paper), (4) funding agreements, (5) illiquid securities, (6) demand notes and (7) repurchase agreements.

Commodity-Linked Derivatives. The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

In selecting investments for the Underlying Fund’s portfolio, money managers evaluate the merits of the investments primarily through the exercise of their own investment analysis. In the case of derivative instruments, that process may include the evaluation of the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.

The Underlying Fund’s primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures or options contract, index or other readily measurable economic variable. The Underlying Fund will invest in commodity-linked structured notes and swap agreements whose performance is linked to the Dow Jones – UBS Commodity Index Total Return (“DJ-UBS Index”) and, through investments in Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, futures contracts on individual commodities or a subset of commodities and options on them.

Commodity Futures Index. The Russell Commodity Strategies Fund seeks to provide exposure to commodities markets and returns that correspond to the performance of the DJ-UBS Index. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. Currently, four energy products, six metals and nine agricultural products are represented in the index. The Underlying Fund typically will seek to gain exposure to the commodities markets by purchasing or selling commodity-linked derivative instruments, including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indices or individual commodities and options on futures contracts. The Underlying Fund may in the future seek to provide exposure to the commodity markets and returns that correspond to a different diversified commodities futures index. The Underlying Fund does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

Limitations on Leverage. Some of the derivative instruments in which the Russell Commodity Strategies Fund invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument. The Underlying Fund will seek to limit the amount of economic leverage it has under one derivative instrument in which it invests and the leverage of the Underlying Fund’s overall portfolio. The Underlying Fund will not invest in a hybrid instrument if, at the time of purchase:

1.	that instrument’s “leverage ratio” exceeds 300% of the price increase (or decrease) in the underlying index; or

2.	the Fund’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase.

“Leverage ratio” is the expected increase in the value of a derivative instrument, assuming a one percent price increase in the underlying index. In other words, for a derivative instrument with a leverage factor of 150%, a 1% gain in the underlying index would be expected to result in a 1.5% gain in value for the derivative instrument. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in the Underlying Fund’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on the Underlying Fund’s use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, it will comply with the applicable revisions of the 1940 Act.

Principal Protection. The Russell Commodity Strategies Fund may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Russell Commodity Strategies Fund will receive at maturity the face or stated value of the note.

With a principal protected commodity-linked instrument, the Underlying Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. A money manager’s decision on whether to use principal protection depends in part on the cost of the protection. The Underlying Fund will, however, limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

With full principal protection, the Underlying Fund will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.

The Russell Commodity Strategies Fund may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Fund may invest in may have no principal protection and the instrument could lose all of its value.

With a partially-protected or no-principal-protection commodity-linked instrument, the Russell Commodity Strategies Fund may receive at maturity an amount less than the instrument’s par value if the commodity index or other economic variable to which the note is linked declines over the term of the note. A money manager, at its discretion, may invest in a partially protected principal structured note or, within the 10% limitation set forth above, a note without principal protection. In deciding to purchase a note without principal protection, a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors which the money manager believes are relevant.

The Russell Commodity Strategies Fund does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Underlying Fund does not currently intend to invest more than 10% of its total assets in notes that mature in more than 19 months.

Hedging Strategies. Financial futures contracts may be used by the Underlying Funds during or in anticipation of adverse market events such as, in the case of the Underlying Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying Fund’s portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the fixed–income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Russell Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIC is a party to an Amended and Restated Securities Lending Authorization Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which an Underlying Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Underlying Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Underlying Funds may invest cash collateral received, at each Underlying Fund’s own risk, in (1) direct obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, (2) high–quality short–term debt instruments eligible for purchase by Russell Investment Company domestic money market mutual funds, (3) repurchase transactions with certain Counterparties or (4) registered or unregistered short-term investment funds advised by RIMCo or third parties. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the lending agent in accordance with the Amended and Restated Securities Lending Authorization Agreement.

An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Underlying Equity Funds’ assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Underlying Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Underlying Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities. No more than 15% of an Underlying Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds and Underlying Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds and Underlying Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. Typically, the Funds and Underlying Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the Russell Money Market Fund. The Funds and Underlying Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in reduced returns and/or additional borrowing costs.

When-Issued Securities and Delayed-Delivery Transactions. The Russell Commodity Strategies Fund may utilize its assets to purchase securities on a “when-issued” basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Underlying Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the money manager deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

When the Russell Commodity Strategies Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Underlying Fund’s commitment. It may be expected that the Underlying Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Underlying Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Underlying Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs.” The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Underlying Funds is subject to a duplicate level of fees if an Underlying Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. The Russell Global Opportunistic Credit, Russell U.S. Quantitative Equity and Russell Commodity Strategies Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until an Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Short Sales “Against the Box”. The Russell Commodity Strategies Fund may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that the Russell Commodity Strategies Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Underlying Fund does not intend to engage in short sales against the box for investment purposes. The Underlying Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Underlying Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Foreign Securities

Investment In Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. Emerging markets consist of countries determined by the money managers of an Underlying Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Underlying Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Privatizations. The Russell Commodity Strategies Fund may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Underlying Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Russell Global Equity, Russell International Developed Markets and Russell Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and Counterparty risk.

Foreign Currency Exchange. Since the Russell Commodity Strategies Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Underlying Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Underlying Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

Equity Securities

Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Rights and Warrants. The Underlying Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.

Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Russell Global Real Estate Securities Fund, it is anticipated, although not required that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.

An Underlying Fund’s investment in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.

Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.

“Special Situation” Companies. The Russell Commodity Strategies Fund may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Russell Commodity Strategies Fund believes, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Underlying Fund in achieving its investment objective. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Investment in Unseasoned Companies. The Russell Commodity Strategies Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Master Limited Partnerships (“MLPs”). The Underlying Equity Funds may invest in MLPs. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Debt Instruments and Money Market Instruments

To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds and Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.

The Fixed Income Underlying Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Underlying Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Underlying Fixed Income Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which the Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Underlying Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Underlying Fund. Subject to the overall limitations described in “Illiquid Securities”, an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying Fund not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund’s records while a reverse repurchase agreement is in effect.

The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.

Corporate Debt Securities. The Underlying Fixed Income Funds and Underlying Equity Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

The Russell Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. The Underlying Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Government Zero Coupon Securities. The Russell Commodity Strategies Fund may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Underlying Fixed Income Funds may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of an Underlying Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, an Underlying Fund has exposure to subprime loans Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

To-Be-Announced Mortgage-Backed Securities. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in to-be announced mortgage-backed securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Underlying Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Underlying Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Underlying Fund.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present Counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.

Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As an Underlying Fund may be required to rely upon another lending institution to collect and pass onto the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Underlying Fund.

In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.

Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Underlying Fixed Income Funds and Underlying Equity Funds may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Underlying Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds

These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.

The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Alternative Minimum Tax Bonds. The Russell Commodity Strategies Fund may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Underlying Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. The Russell Commodity Strategies Fund may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Underlying Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Russell Commodity Strategies Fund investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Underlying Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Underlying Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Underlying Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Underlying Fund. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes –issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes –sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds –bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper –a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes –long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.

Tax Free Participation Certificates –tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. With respect to the Russell Commodity Strategies Fund, they are usually purchased to maintain liquidity. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds, including the participation certificates.

A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.

Demand Notes. The Underlying Fixed Income Funds may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Russell Commodity Strategies Fund may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Underlying Funds will enter into put and stand–by commitments with institutions such as banks and broker–dealers that the Underlying Funds’ money managers continually believe satisfy the Underlying Funds’ credit quality requirements.

Risk Factors. The ability of the Underlying Funds to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Underlying Funds from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Underlying Funds may, in the opinion of Underlying Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.”)

The Underlying Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Underlying Fixed Income Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Asset-Backed Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Indexed Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying Funds that invest in these securities and may affect their share price.

Funding Agreements. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.

Investment in the Subsidiary by the Russell Commodity Strategies Fund

The Russell Commodity Strategies Fund will invest up to 25% of its total assets in the shares of its wholly-owned and controlled Subsidiary. Investments in the Subsidiary are expected to provide the Underlying Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes—Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary is managed by RIMCo and advised by the money managers, and has the same investment objective as the Fund. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Underlying Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Underlying Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

By investing in the Subsidiary, the Russell Commodity Strategies Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary would provide exposure similar to that held by the Underlying Fund and would be subject to the same risks that apply to similar investments if held directly by the Underlying Fund. The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Underlying Fund may enter into these commodity-linked derivative instruments directly, the Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Underlying Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives position.

The derivative instruments in which the Russell Commodity Strategies Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Underlying Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Underlying Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Underlying Fund’s portfolio may deviate from the returns of any particular commodity index. The Underlying Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Underlying Fund has greater or lesser exposure to that index than the value of the Underlying Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Underlying Fund will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Underlying Fund’s net assets. The portion of the Underlying Fund’s or Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial. To the extent that the Underlying Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities discussed above.

Subject to its investment management agreement with the Subsidiary, RIMCo selects money managers for the Subsidiary, allocates Subsidiary assets among money managers, oversees the money managers and evaluates the performance results. The Subsidiary’s money managers select the individual portfolio securities for the assets assigned to them. Neither RIMCo nor the money managers receive any additional compensation for doing so. The Subsidiary also has entered into an administration agreement with RFSC, pursuant to which RFSC provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Russell Commodity Strategies Fund.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus or this SAI, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by RIMCo, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund’s Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. As noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Underlying Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Funds’ investments or, in certain circumstances, for investment purposes (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that their use is consistent with the Underlying Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting an Underlying Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund’s net assets).

Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds’ ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

An Underlying Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC Options and the assets used as “cover” for written OTC Options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long term Counterparty credit rating, including reassignments, of A- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Underlying Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.

An Underlying Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Underlying Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid segregated assets.

If an option written by an Underlying Fund expires, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss (long or short–term depending on whether the Underlying Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, an Underlying Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, an Underlying Fund may make a “closing sale transaction,” which involves liquidating the Underlying Fund’s position by selling the option previously purchased. The Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund’s securities during the period the option was outstanding.

Options On Foreign Currency. An Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund’s investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is “covered” or if the Underlying Fund at all times maintains liquid, segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options On Securities And Indexes” above.

An Underlying Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund’s net assets.

Each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with its investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund’s securities or the price of the securities which the Underlying Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark–to–market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Underlying Fund’s total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Underlying Fund.

When selling a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in segregated, liquid assets).

When selling a call option on a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund (or at a higher price if the difference is maintained in segregated, liquid assets).

When selling a put option on a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of an Underlying Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Underlying Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds’ investment objectives and strategies. The Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. An Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that an Underlying Fund’s forward currency contracts are not used to achieve investment leverage, the Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Underlying Fund’s commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds’ portfolio securities are or are expected to be denominated. An Underlying Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Underlying Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Underlying Funds’ portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Underlying Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated, liquid assets will equal the amount of the Underlying Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to an Underlying Fund.

Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Underlying Funds.

The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund’s ability to hedge against the risk of devaluation of currencies in which the Underlying Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time an Underlying Fund is engaged in that strategy.

An Underlying Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements And Swaptions. The Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When an Underlying Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).

The Underlying Funds may enter into several different types of swap agreements including interest rate, credit and currency swaps. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Underlying Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Underlying Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Underlying Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Underlying Funds will have contractual remedies pursuant to the agreement related to the transaction.

Currently, the market for swap agreements is largely unregulated. The Underlying Funds may enter into swap agreements with Counterparties that meet RIMCo’s credit quality limitations. The Underlying Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long term Counterparty credit rating, including reassignments, of A- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Underlying Funds or the ability of the Underlying Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Underlying Funds is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Underlying Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a one-year period prescribed in which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Underlying Funds, but it is expected that swap dealers, major market participants and swap counterparties, including the Underlying Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact an Underlying Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on an Underlying Fund or its counterparties may impact that Underlying Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of an Underlying Fund’s investments and cost of doing business, which could adversely affect investors.

The Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Underlying Fixed Income Funds may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that an Underlying Fixed Income Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, an Underlying Fixed Income Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. Currently, the market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the Underlying Fixed Income Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Underlying Fixed Income Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Underlying Fixed Income Funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation In return, the Underlying Fixed Income Funds would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Underlying Fixed Income Funds would keep the stream of payments and would have no payment obligations. As a seller of protection, Underlying Fixed Income Funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Underlying Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Underlying Fixed Income Funds would function as the Counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Underlying Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Underlying Fixed Income Funds own or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Underlying Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Credit default swaps could result in losses if the Underlying Fixed Income Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Underlying Fixed Income Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and Counterparty risk. The Underlying Fixed Income Funds will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of a credit default swap, the Underlying Fixed Income Funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Underlying Fixed Income Funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fixed Income Funds.

If the creditworthiness of the Underlying Fixed Income Funds’ swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Underlying Fixed Income Funds. To limit the Counterparty risk involved in swap agreements, the Underlying Fixed Income Funds will only enter into swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Underlying Fixed Income Funds will be able to do so, the

Underlying Fixed Income Funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. Underlying Fixed Income Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”), and therefore not subject to regulation as futures or commodity option transactions under the CEA.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of an Underlying Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Underlying Funds’ risk of loss consists of the net amount of interest payments that the Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

An Underlying Fund may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

Index Swap Agreements. The Underlying Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Underlying Funds’ investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by the Underlying Funds, the parties’ obligations are determined on a “net basis.” Consequently, an Underlying Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Underlying Fund’s assets.

Structured Notes. The Russell Commodity Strategies Fund may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent the Underlying Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Underlying Fund’s holdings in an effort to monitor the Underlying Fund’s interest rate risk.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the DJ-UBS Index, which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.

Uncovered Options Transactions. The Russell Commodity Strategies Fund may write options that are not covered (or so called “naked options”). When the Underlying Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Underlying Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Underlying Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.

Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Underlying Fund’s ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Underlying Fund’s records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the Russell International Developed Markets, Russell Emerging Markets, Russell Global Opportunistic Credit, and Russell Global Infrastructure Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund’s receipt of cash payment therefor or the Underlying Fund’s payment of cash for portfolio securities occurs prior to the Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.

Stand-By Commitment Agreements. The Russell Commodity Strategies Fund may invest in “stand-by commitments” with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund’s option specified securities at a specified price. The Underlying Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Underlying Fund may also be referred to as “put” options. A stand-by commitment is not transferable by the Underlying Fund, although the Underlying Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Underlying Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the money manager will periodically review relevant financial information concerning the issuer’s assets, liabilities and contingent claims. The Underlying Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

The amount payable to the Russell Commodity Strategies Underlying Fund upon its exercise of a stand-by commitment is normally (i) the Underlying Fund’s acquisition cost of the securities (excluding any accrued interest which the Underlying Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Underlying Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Underlying Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Underlying Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Underlying Fund’s portfolio will not exceed 1/2 of 1% of the value of the Underlying Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Russell Commodity Strategies Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Underlying Fund would be valued at zero in determining net asset value. Where the Underlying Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Underlying Fund.

The Russell Commodity Strategies Fund will at all times maintain a segregated account with its custodian consisting of cash or liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. The Underlying Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to the Underlying Fund.

Custodial Receipts and Trust Certificates. The Russell Commodity Strategies Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Russell Commodity Strategies Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

TAXES

Distributions of Net Investment Income. Each Fund’s income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund. Any distributions by a Fund from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.

If you are an individual investor, a portion of the dividends received by you from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains through 2012. A Fund’s distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is currently 15%. It is not expected that any portion of the Russell Commodity Strategies Fund’s distributions will be eligible to be treated as qualified dividend income.

Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund as capital gain distributions. A Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Capital gains generally will be distributed by a Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. The maximum rate applicable to capital gains is 15% through 2012. After 2012, this maximum rate applicable to capital gains currently is scheduled to increase to 20%.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund as ordinary income, and any loss will reduce an Underlying Fund’s ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you, and may cause some or all of the Underlying Fund’s previously distributed income to be classified as a return of capital to the Fund. A return of capital generally is not taxable to a Fund, but reduces the Fund’s tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund’s tax basis is taxable to the Fund as a capital gain.

Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Dividends paid by a Fund may not be exempt from state and local taxes in certain states when the Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund. The income on Underlying Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund and, in turn, to you.

Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after 2004 and before 2012, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if properly reported by the Fund. Also, for that same period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITS) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns.

Effective January 1, 2013, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28% for calendar year 2012 and is expected to be 31% thereafter.

Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for the Russell Commodity Strategies Fund to qualify as a regulated investment company under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of the Fund’s gross income.

The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income to the Underlying Fund, even if the subsidiary itself owns commodity-linked notes and swaps, commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and swaps and, through investments in the Subsidiary, futures contracts on individual commodities or a subset of commodities and options on them.

The Subsidiary is not expected to be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as ordinary income annually amounts earned by the Subsidiary during that year. Furthermore, the Underlying Fund, as a regulated investment company, will be required to distribute the Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Underlying Fund during the taxable year. Any losses of the Subsidiary will generally only be available to offset any income of the Subsidiary in the same year.

At October 31, 2010, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/16	10/31/17	10/31/18	TOTAL
Conservative Strategy Fund	$—	$8,325,200	$450,050	$8,775,250
Moderate Strategy Fund	—	23,939,127	31,180,936	55,120,063
Balanced Strategy Fund	—	172,806,304	211,037,262	383,843,566
Growth Strategy Fund	—	155,925,848	268,001,981	423,927,829
Equity Growth Strategy Fund	—	103,749,875	171,652,158	275,402,033
2015 Strategy Fund	—	—	—	—
2020 Strategy Fund	877,647	514,173	3,417,191	4,809,011
2025 Strategy Fund	—	—	—	—
2030 Strategy Fund	2,808,872	363,900	4,196,075	7,368,847
2035 Strategy Fund	67,681	—	6,657	74,338
2040 Strategy Fund	1,932,184	213,750	3,055,820	5,201,754
2045 Strategy Fund		5,856	4,738	10,594
2050 Strategy Fund	—	—	—	—
In Retirement Fund	—	—	—	—

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

MONEY MANAGER INFORMATION FOR

THE UNDERLYING FUNDS

RUSSELL U.S. CORE EQUITY FUND

BlackRock Capital Management, Inc. is a wholly–owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a publicly-traded company.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

First Eagle Investment Management, LLC (formerly, Arnhold and S. Bleichroeder Advisers, LLC) is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no individual owning more than 25% of the voting securities.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Lazard Asset Management LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Montag & Caldwell, LLC is controlled by Montag & Caldwell Management, LLC (a holding company), with Ronald E. Canakaris being the only individual with 25% or greater ownership.

Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

Snow Capital Management L.P. is a limited partnership which is controlled by Richard Snow.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

INTECH Investment Management LLC is majority-owned by Berger Financial Group LLC, which is an indirect subsidiary of Janus Capital Management LLC. Janus Capital Management LLC is wholly-owned by Janus Capital Group Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.

PanAgora Asset Management, Inc. (“PanAgora”) is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora, are indirect subsidiaries of Great-West Lifeco, Inc. (“Great-West Life”), a public company. Great-West Life is controlled by Power Financial Corporation, a public company.

RUSSELL U.S. SMALL & MID CAP FUND

Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Next Century Growth Investors, LLC (“Next Century”) is a U.S. Limited Liability Company 20% owned by Strong Capital Management and 80% employee owned. Next Century’s controlling shareholder is Thomas L. Press.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

Axiom International Investors LLC (“Axiom”) is 100% employee owned. Axiom’s controlling shareholder is Andrew Jacobson.

del Rey Global Investors, LLC is owned 66% by Paul Hechmer, 25% by Northern Lights Capital Partners, LLC, a private equity fund with thirty passive investors, and 9% by Gerald Wheeler.

Driehaus Capital Management is controlled by Richard H. Driehaus through his ownership of 25% or more of the voting shares of the entities within Driehaus’ corporate structure.

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Mondrian Investment Partners Limited is controlled by senior members of management.

Pzena Investment Management, LLC has as its sole managing member Pzena Investment Management, Inc., a publicly traded company.

William Blair & Company, LLC is 100% employee owned with no one individual controlling more than 25%.

RUSSELL GLOBAL EQUITY FUND

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.

Harris Associates, L.P. is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, which owns 99.67% of Harris Associates, L.P.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Sanders Capital, LLC is a private firm, 100% owned by current employees. Lew Sanders is the controlling shareholder. No other individual owns more than 25%.

Tradewinds Global Investors LLC is controlled by Nuveen Investments, Inc. (“Nuveen”), a majority owned subsidiary of Windy City Investments, Inc., with no individual controlling more than 25%.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a direct wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

RUSSELL EMERGING MARKETS FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Delaware Management Company, a series of Delaware Management Business Trust, is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis’ managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.

UBS Global Asset Management (Americas) Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

Victoria 1522 Investments LP is a limited partnership and is 5% owned by Victoria Emerging Markets, LLC, 60% by The Josephine S. Jimenez Trust and 35% by BPI Capital Corporation. BPI is a wholly-owned subsidiary of the Bank of the Philippine Islands. The Josephine S. Jimenez Trust is a revocable living trust established by Ms. Jimenez. The Bank of the Philippine Islands is 100% owned by Ayala Corporation, a publically traded company.

RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND

DDJ Capital Management, LLC (“DDJ”) is a Massachusetts limited liability company. DDJ is 100% privately owned by its founders and key employees. David J. Breazzano, the firm’s President, Chief Investment Officer and co-founder, is the sole managing member, and accordingly has voting control with respect to the firm. No other individual has an ownership interest in excess of 25%.

Oaktree Capital Management, L.P. is controlled by Oaktree Capital Group, LLC (“OCG”), a holding company controlled by Oaktree’s Principals. Roughly three-quarters of Oaktree’s equity is owned by Oaktree’s Principals and more than 150 senior employees. Oaktree’s remaining equity is owned

Stone Harbor Investment Partners LP is a Delaware Limited Partnership and is 100% employee owned. SHIP Capital Partners LP owns more than 25% of Stone Harbor Investment Partners LP. No one person owns 25% of SHIP Capital Partners LP.

RUSSELL STRATEGIC BOND FUND

Brookfield Investment Management Inc. (formerly, Hyperion Brookfield Asset Management, Inc.) is wholly-owned by Brookfield Asset Management, Inc., a publicly-traded Canadian corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL INVESTMENT GRADE BOND FUND

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Neuberger Berman Fixed Income LLC is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC (“NBG”). NBG’s common equity is ultimately owned 51% by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG (with no individual owning more than 5% of NBG ) while 49% of NBG’s common equity is owned by Lehman Brothers Holdings, Inc., a debtor-in-possession under chapter 11 of the U.S. Bankruptcy Code, and/or its affiliates.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

Western Asset Management Company Limited is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

RUSSELL SHORT DURATION BOND FUND

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL COMMODITY STRATEGIES FUND

Credit Suisse Asset Management, LLC is a wholly-owned subsidiary of CSAM Americas Holding Corp. which is a wholly-owned subsidiary of Credit Suisse Holdings (USA), Inc., which in turn is controlled by Credit Suisse Group AG, a publicly traded company and Credit Suisse AG, a Switzerland corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Jefferies Asset Management, LLC is a wholly–owned subsidiary of Jefferies Group, Inc., a publicly-traded company.

RUSSELL GLOBAL INFRASTRUCTURE FUND

Cohen & Steers Capital Management, Inc. is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 27.9% of Cohen & Steers, Inc. The remaining 44.2% of Cohen & Steers, Inc. is owned by the public.

Macquarie Capital Investment Management LLC, is an indirect wholly-owned subsidiary of Macquarie Group Limited, a publically traded company on the Australian Stock Exchange. Investments in the Fund are not deposits with or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (“MBL”) nor any Macquarie Group company and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. Neither MBL nor any other member company of the Macquarie Group guarantees the performance of the Fund or the repayment of principal from the Fund or any particular rate of return.

Nuveen Asset Management, LLC (formerly FAF Advisors, Inc.) is a direct subsidiary of Nuveen Fund Advisors, Inc., which is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen is a direct subsidiary of Windy City Investments, Inc., which is wholly owned by Windy City Investments Holdings, L.L.C., a holding company formed by equity investors controlled by Madison Dearborn Partners, LLC, a private equity firm.

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND

AEW Capital Management, L.P. is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

CREDIT RATING DEFINITIONS

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Long-Term Obligation Ratings

Aaa –– Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –– Obligations rated A are considered upper- medium grade- and are subject to low credit risk.

Baa –– Obligations rated Baa are subject to moderate credit risk. They are considered as medium–grade and as such may possess certain speculative characteristics.

Ba –– Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B –– Obligations rated B are considered speculative and are subject to high credit risk.

Caa –– Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

Long-Term Issue Credit Ratings

AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC –– An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC –– An obligation rated CC is currently highly vulnerable to nonpayment.

C –– A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D –– An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE, INC. (“FITCH”):

Long-Term Ratings Scales

AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD — Restricted default

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note to Long-Term Ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

SECTOR SPECIFIC CREDIT RATING SERVICES

U.S, Municipal Short-Term Debt and Demand Obligation Ratings

MOODY’S:

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG–1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG–2 — This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG–3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative credit quality. Debt instruments in this category may lack margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP–1 — Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP–2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP–3 — Speculative capacity to pay principal and interest.

SHORT-TERM RATINGS

MOODY’S:
Prime – 1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime – 2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime – 3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P:

A–1 – A short-term obligation rated “A–1” is the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A–2 – A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A–3 – A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated “B” is regarded as d has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’,and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on obligation.

B-1 – A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has arelatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 – A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor hasan average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 – A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C – obligor short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D – obligor short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. – An issuer designated N.R. is not rated.

FITCH:

Short Term Ratings

F1 – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

FINANCIAL STATEMENTS

The 2010 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference. The 2010 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

APPENDIX

At January 31, 2011, the following shareholders owned 5% or more of any Class of any Fund of Funds’ Shares:

2015 Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 64.61%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 13.72%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 8.22%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 7.02%

2015 Strategy Fund - Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 35.61%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 29.51%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 29.37%

2015 Strategy Fund - Class R3 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.64%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 24.34%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 11.85%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 10.28%

COUNSEL TRUST DBA MATC FBO, CARTERET SURGICAL ASSOCIATES, P.A., 401(K) PLAN, 1251 WATERFRONT PLACE SUITE 525, PITTSBURGH PA 15222-4228, 10.20%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 5.46%

2020 Strategy Fund - Class A Shares - PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052, 32.72%

PERSHING LLC, P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 17.68%

PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052, 10.24%

PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052, 7.31%

2020 Strategy Fund - Class E Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 37.15%

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 36.86%

NATIONWIDE TRUST COMPANY FSB, C/O IPO PORTFOLIO ACCOUNTING, PO BOX 182029, COLUMBUS OH 43218-2029, 18.58%

UMB BANK, NA C/F, PERTH AMBOY BOE 403B, FBO KAREN K SPRINGER, 3 VANDERBILT PL, WOODBRIDGE NJ 07095-3524, 5.79%

2020 Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 32.78%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 19.39%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS, IN 46206-9102, 16.82%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 14.32%

TD AMERITRADE TRUST COMPANY, CO# 00L86, PO BOX 17748, DENVER CO 80217-0748, 6.13%

2020 Strategy Fund - Class R2 Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 39.49%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 34.57%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 6.95%

2020 Strategy Fund - Class R3 Shares - ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 16.85%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS, IN 46206-9102, 16.45%

GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 15.94%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.85%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 7.21%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 6.47%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 6.41%

2020 Strategy Fund - Class S Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 81.95%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.76%

2025 Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 42.66%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS, IN 46206-9102, 26.84%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO, CA 94104-4151, 17.60%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 8.07%

2025 Strategy Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 41.97%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 33.61%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 21.14%

2025 Strategy Fund - Class R3 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.73%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 23.48%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 10.79%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021,

8.34%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 8.10%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 7.28%

2030 Strategy Fund - Class A Shares - PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052, 59.48%

2030 Strategy Fund - Class E Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE,

EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 68.39%

NATIONWIDE TRUST COMPANY FSB, C/O IPO PORTFOLIO ACCOUNTING, PO BOX 182029, COLUMBUS OH 43218-2029, 26.70%

2030 Strategy Fund - Class R1 Shares - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 21.42%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.07%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 18.58%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 16.54%

TD AMERITRADE TRUST COMPANY, CO# 00L86, PO BOX 17748, DENVER CO 80217-0748, 8.84%

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 5.81%

2030 Strategy Fund - Class R2 Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 39.41%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 36.57%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 8.87%

2030 Strategy Fund - Class R3 Shares - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 17.27%

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 15.27%

GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 13.11%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.65%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 8.96%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 8.14%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 6.91%

2030 Strategy Fund - Class S Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN

FRANCISCO CA 94104-4151, 82.53%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.85%

2035 Strategy Fund - Class R1 Shares - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 43.11%

MG TRUST COMPANY CUST. FBO, TRI-AD, 700 17TH STREET, SUITE 300, DENVER CO 80202-3531, 14.59%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.11%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 10.10%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 9.89%

2035 Strategy Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 51.58%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 33.33%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 12.73%

2035 Strategy Fund - Class R3 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.59%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 23.08%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 10.82%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 10.45%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 8.49%

COUNSEL TRUST DBA MATC FBO, CARTERET SURGICAL ASSOCIATES, P.A., 401(K) PLAN, 1251 WATERFRONT PLACE SUITE 525, PITTSBURGH PA 15222-4228, 7.49%

2040 Strategy Fund - Class A Shares - PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052, 20.02%

PERSHING LLC, P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 13.36%

PERSHING LLC, P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 10.23%

PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052, 5.58%

PERSHING LLC, P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 5.33%

2040 Strategy Fund - Class E Shares - NATIONWIDE TRUST COMPANY FSB, C/O IPO PORTFOLIO ACCOUNTING, PO BOX 182029, COLUMBUS OH 43218-2029, 51.75%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 40.10%

NATIONWIDE LIFE INSURANCE COMPANY, (QPVA), C/O IPO PORTFOLIO ACCOUNTING, PO BOX 182029, COLUMBUS OH 43218-2029, 5.59%

2040 Strategy Fund - Class R1 Shares - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 22.36%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 19.31%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 17.34%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.05%

GREAT-WEST LIFE & ANNUITY INSURANCE, COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 12.43%

TD AMERITRADE TRUST COMPANY, CO# 00L86, PO BOX 17748, DENVER CO 80217-0748, 5.19%

2040 Strategy Fund - Class R2 Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 39.92%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 36.33%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 6.37%

ORCHARD TRUST COMPANY LLC, FAMILY HEALTH INTERNATIONAL, EMPLOYEES RET PLANS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 5.75%

WILMINGTON TRUST RISC CUST FBO, PLUMBERS AND STEAMFITTERS LOCAL 434, AND MCA SUPPLEMENTAL 401(K) RETIRE, PO BOX 52129, PHOENIX AZ 85072-2129, 5.15%

2040 Strategy Fund - Class R3 Shares - ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFIT CLIENTS, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 15.49%

GREAT-WEST LIFE & ANNUITY, INSURANCE COMPANY, 8515 E ORCHARD RD # 2T2, GREENWOOD VLG CO 80111-5002, 14.89%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 14.73%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 13.40%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 8.00%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 7.46%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.37%

2040 Strategy Fund - Class S Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 84.38%

COUNSEL TRUST DBA MID ATLANTIC, TRUST CO FBO TRADITION FINANCIAL, SERVICES INC TAX DEFERRED SAVINGS, PLAN, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 6.41%

2045 Strategy Fund - Class R1 Shares - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 46.50%

MG TRUST COMPANY TRUSTEE, FBO LPR CONSTRUCTION CO, 700 17TH ST STE 300, DENVER CO 80202-3531, 18.22%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 9.32%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.54%

MG TRUST COMPANY CUST. FBO, MERIT ELECTRIC, INC., 700 17TH STREET, SUITE 300, DENVER CO 80202-3531, 6.74%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 6.59%

2045 Strategy Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 75.74%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 17.98%

2045 Strategy Fund - Class R3 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 21.54%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.50%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 21.28%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 11.86%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 9.38%

2050 Strategy Fund - Class R1 Shares - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 33.79%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 29.82%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 13.90%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.49%

2050 Strategy Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 88.37%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 7.32%

2050 Strategy Fund - Class R3 Shares - TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, 43.78%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 23.87%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.06%

2055 Strategy Fund - Class R1 Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 100%

2055 Strategy Fund - Class R2 Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 100%

2055 Strategy Fund - Class R3 Shares - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 100%

Balanced Strategy Fund - Class E Shares - JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 39.04%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.47%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 12.20%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 6.79%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 5.28%

Balanced Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 37.42%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 21.85%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151,

11.19%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 5.91%

COUNSEL TRUST FBO, GILMORE & BELL PC 401K PSP & TRUST, 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228, 5.15%

TD AMERITRADE TRUST COMPANY, 0078A, PO BOX 17748, DENVER CO 80217-0748, 5.05%

Balanced Strategy Fund - Class R2 Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN

FRANCISCO CA 94104-4151, 43.29%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 31.89%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.61%

Balanced Strategy Fund - Class R3 Shares - PRINCIPAL LIFE INSURANCE CO CUST., FBO PRINCIPAL FINANCIAL GROUP OMNIB, US WRAPPED, ATTN NPIO TRADE DESK, 711 HIGH STREET G-012-S41, DES MOINES IA 50392-

9992, 57.96%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 18.24%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 11.42%

Balanced Strategy Fund - Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 32.19%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 21.81%

Conservative Strategy Fund - Class E Shares - JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 26.11%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.89%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN

ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 19.82%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 9.38%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA

OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 7.96%

Conservative Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 43.74%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 12.40%

TD AMERITRADE TRUST COMPANY, 0078A, PO BOX 17748, DENVER CO 80217-0748, 11.41%

MG TRUST COMPANY CUST FBO, ILLINOIS AUTO ELECTRIC CO, 700 17TH ST STE 300, DENVER CO 80202-3531,

7.70%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 7.26%

Conservative Strategy Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001,

31.41%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 21.29%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 19.36%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.32%

Conservative Strategy Fund - Class R3 Shares - PRINCIPAL LIFE INSURANCE CO CUST., FBO PRINCIPAL FINANCIAL GROUP OMNIB, US WRAPPED, ATTN NPIO TRADE DESK, 711 HIGH STREET G-012-S41, DES MOINES IA 50392-9992, 65.57%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 17.81%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 6.73%

Conservative Strategy Fund - Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 39.49%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151,

22.40%

Equity Growth Strategy Fund - Class A Shares - FIRST CLEARING, LLC, GWENDOLYN WEINERTTEE, GWENDOLYN WEINERTRUST, PO BOX 121938, FT WORTH TX 76121-1938, 5.22%

Equity Growth Strategy Fund - Class E Shares - JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 33.11%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.03%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 11.20%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 10.40%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151,

6.24%

Equity Growth Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 62.08%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 10.92%

Equity Growth Strategy Fund - Class R2 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 41.00%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 26.75%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 17.05%

ORCHARD TRUST COMPANY LLC, FBO EMPLOYEE BENEFITS CLIENTS, C/O FASCORE, 8515 E ORCHARD RD, GREENWOOD VLG CO 80111-5002, 5.73%

Equity Growth Strategy Fund - Class R3 Shares - PRINCIPAL LIFE INSURANCE CO CUST., FBO PRINCIPAL FINANCIAL GROUP OMNIB, US WRAPPED, ATTN NPIO TRADE DESK, 711 HIGH STREET G-012-S41, DES MOINES IA 50392-9992, 61.74%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 14.55%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 9.03%

Equity Growth Strategy Fund - Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 26.96%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151,

15.41%

WELLS FARGO BANK FBO, OMNIBUS ACCT FOR VARIOUS RET PLANS, 9777777726 NC 1151, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288-1076, 5.59%

Growth Strategy Fund - Class E Shares - JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 41.90%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.37%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 12.03%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 7.95%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 5.91%

Growth Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 49.37%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 20.32%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 9.80%

Growth Strategy Fund - Class R2 Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 43.59%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 30.89%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.06%

Growth Strategy Fund - Class R3 Shares - PRINCIPAL LIFE INSURANCE CO CUST., FBO PRINCIPAL FINANCIAL

GROUP OMNIB, US WRAPPED, ATTN NPIO TRADE DESK, 711 HIGH STREET G-012-S41, DES MOINES IA 50392-

9992, 61.92%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 16.37%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102,

10.02%

Growth Strategy Fund - Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 34.48%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 23.74%

In Retirement Fund - Class R1 Shares - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN

FRANCISCO CA 94104-4151, 51.58%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.31%

TD AMERITRADE TRUST COMPANY, CO# 00L86, P.O. BOX 17748, DENVER CO 80217-0748, 6.43%

In Retirement Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 50.48%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 31.73%

MASSACHUSETTS MUTUAL LIFE INSURANCE, COMPANY, 1295 STATE ST # C105, SPRINGFIELD MA 01111-0002, 16.88%

In Retirement Fund - Class R3 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 32.74%

TAYNIK & CO, C/O STATE STREET BANK & TRUST CO, 200 CLARENDON ST FCG 124, BOSTON MA 02116-5021, , 29.44%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 22.97%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 9.80%

Moderate Strategy Fund - Class E Shares - JOHN HANCOCK LIFE INSURANCE, COMPANY USA, RPS SEG FUNDS & ACTG ET7, 601 CONGRESS ST, BOSTON MA 02210-2804, 26.68%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.32%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 19.72%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 9.83%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 5.83%

Moderate Strategy Fund - Class R1 Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 33.02%

AUL AMERICAN UNIT, INVESTMENT TRUST, PO BOX 1995, INDIANAPOLIS IN 46206-9102, 22.56%

TD AMERITRADE TRUST COMPANY, 0078A, PO BOX 17748, DENVER CO 80217-0748, 12.88%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102,

9.47%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 5.91%

Moderate Strategy Fund - Class R2 Shares - DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP

QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001,

42.25%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 29.45%

NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.06%

Moderate Strategy Fund - Class R3 Shares - PRINCIPAL LIFE INSURANCE CO CUST., FBO PRINCIPAL FINANCIAL GROUP OMNIB, US WRAPPED, ATTN NPIO TRADE DESK, 711 HIGH STREET G-012-S41, DES MOINES IA 50392-

9992, 61.36%

DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED PRIN ADVTG OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 18.57%

AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, PO BOX 1995, INDIANAPOLIS IN 46206-9102,

7.40%

Moderate Strategy Fund - Class S Shares - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 29.12%

CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 15.32%

At January 31, 2011, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

2015 Strategy Fund - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE

WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.09%

2025 Strategy Fund - NATIONAL FINANCIAL SERVICES CO CUS, FOR THE EXCLUSIVE BEN OF OUR CUST, ONE

WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.35%

2040 Strategy Fund - CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO,

CA, 94104-4122, 26.15%

2045 Strategy Fund - PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, , MIDDLETOWN, CT, 06457-

4063, 41.71%

2050 Strategy Fund - PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, , MIDDLETOWN, CT, 06457-

4063, 58.92%

2055 Strategy Fund - RUSSELL INVESTMENT MANAGEMENT CO, ATTN MARK SWANSON, 1301 SECOND

AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 100.00%

In Retirement Fund - CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO,

CA, 94104-4122, 32.94%

PRINCIPAL FINANCIAL GROUP, THE, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 25.25%

For information with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.

102